             As filed with the Securities and Exchange Commission.

                                               '33 Act Registration No. 33-33425
                                               '40 Act Registration No. 811-5999

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549


                                    FORM N-4



                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933



                       POST-EFFECTIVE AMENDMENT NO. 14      [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 15              [X]


                              NACO VARIABLE ACCOUNT
                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)


        Depositor's Telephone Number, including Area Code: (614) 249-7111



     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information, and the Financial Statements.

It is Proposed that this filing will become effective (check appropriate space)


  [   ]   immediately upon filing pursuant to paragraph (b) of Rule 485
  [ X ]   on May 1, 1998,  pursuant to paragraph (b) of Rule 485
  [   ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [   ]   on (date) pursuant to paragraph (a)(1) of Rule 485


================================================================================

                              NACO VARIABLE ACCOUNT
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 ITEM                                                                                              PAGE
Part A   INFORMATION REQUIRED IN A PROSPECTUS
     Item  1.              Cover page............................................................      3
     Item  2.              Definitions...........................................................      5
     Item  3.              Synopsis or Highlights................................................     14
     Item  4.              Condensed Financial Information.......................................     15
     Item  5.              General Description of Registrant, Depositor,
                           and Portfolio Companies...............................................     18
     Item  6.              Deductions and Expenses...............................................     19
     Item  7.              General Description of the Variable Annuity Contract..................     22
     Item  8.              Annuity Period........................................................     25
     Item  9.              Death Benefit.........................................................     26
     Item 10.              Purchases and Contract Value..........................................     23
     Item 11.              Redemptions...........................................................     25
     Item 12.              Taxes.................................................................     30
     Item 13.              Legal Proceedings.....................................................     31
     Item 14.              Table of Contents of the Statement of Additional Information..........     32

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
     Item 15.              Cover Page............................................................     38
     Item 16.              Table of Contents.....................................................     38
     Item 17.              General Information and History.......................................     38
     Item 18.              Services..............................................................     38
     Item 19.              Purchase of Securities Being Offered..................................     38
     Item 20.              Underwriters..........................................................     39
     Item 21.              Calculation of Performance............................................     39
     Item 22.              Annuity Payments......................................................     41
     Item 23.              Financial Statements..................................................     42

Part C   OTHER INFORMATION
     Item 24.              Financial Statements and Exhibits.....................................     89
     Item 25.              Directors and Officers of the Depositor...............................     91
     Item 26.              Persons Controlled by or Under Common Control
                           with the Depositor or Registrant......................................     93
     Item 27.              Number of Contract Owners.............................................    103
     Item 28.              Indemnification.......................................................    103
     Item 29.              Principal Underwriters................................................    103
     Item 30.              Location of Accounts and Records......................................    105
     Item 31.              Management Services...................................................    105
     Item 32.              Undertakings..........................................................    105

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   Home Office
                                 P. O. Box 16766
                              One Nationwide Plaza
                              Columbus, Ohio 43216
                     1-800-545-4730, (T.T.Y. 1-800-848-0833)

                    GROUP FLEXIBLE FUND RETIREMENT CONTRACTS
                     ISSUED BY THE NACO VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

The Group Flexible Fund Retirement Contracts (the "Contract" or "Contracts") described in this prospectus are designed for use in connection with deferred compensation Plans adopted by Member Counties under the NACo Program and the Contracts may be issued either as Allocated Contracts or Unallocated Contracts. Such Plans generally qualify for favorable tax treatment under Section 457 of the Internal Revenue Code ("Code").


The assets of the Plans are part of the general assets of the Member County, provided however that the Member County must hold all Plan assets for the exclusive benefit of the Plan's Participants and Beneficiaries. Rights and privileges under the Contracts may be exercised by the Member County to the extent such rights are not specifically reserved in the Plan for Participants as a group or as individuals. The Member County may not take any action inconsistent with the rights of the Plan's Participants. The Participants have a contractual claim against the Member County for the benefits promised by the Plans. The Participants are generally not subject to tax until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.


Purchase Payments are allocated to the NACo Variable Account (the "Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of the underlying Mutual Funds described below:

-------------------------------------------------------------------------------------------------------------------------
American Century:  Twentieth Century Ultra                    Nationwide Asset Allocation Trust (collectively
                                                                "Nationwide Professionally Managed Portfolios" or
                                                                "NPMP")
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                - NPMP - The Aggressive Portfolio
-------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5  Years -             - NPMP - The Conservative Portfolio
   Institutional Shares                                             - NPMP - The Moderate Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                                       - NPMP - The Moderately Aggressive Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                              - NPMP - The Moderately Conservative Portfolio
-------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund
-------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                              Neuberger & Berman Guardian Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                               Putnam Investors Fund - Class A
-------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                              Putnam Voyager Fund - Class A
-------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                                  SEI Index Funds - S&P 500 Index Portfolio
-------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small          Seligman Growth Fund, Inc. - Class A
   Company Fund
-------------------------------------------------------------------------------------------------------------------------
                                                              Short-Term   Investments  Trust  -  Treasury  Portfolio  -
                                                                Institutional Class
-------------------------------------------------------------------------------------------------------------------------
                                                              T. Rowe Price International Stock Fund(R)
-------------------------------------------------------------------------------------------------------------------------
                                                              Templeton Foreign Fund - Class I
-------------------------------------------------------------------------------------------------------------------------

                               NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998

-------------------------------------------------------------------------------------------------------------------------
                                                        Fidelity Contrafund
-------------------------------------------------------------------------------------------------------------------------

                              NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997

-------------------------------------------------------------------------------------------------------------------------
                                                        Fidelity Magellan(R) Fund
-------------------------------------------------------------------------------------------------------------------------


                             NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997

-------------------------------------------------------------------------------------------------------------------------
         American Century: Twentieth Century Growth              Massachusetts Investors Growth Stock Fund - Class A
-------------------------------------------------------------------------------------------------------------------------

                              MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JULY 1, 1994

-------------------------------------------------------------------------------------------------------------------------
             The Bond Fund of America (SM), Inc.                      The Investment Company of America (R), Inc.
-------------------------------------------------------------------------------------------------------------------------

                            NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993

-------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund (formerly "Evergreen Total                    Nationwide(R) Growth Fund
                       Return Fund")
-------------------------------------------------------------------------------------------------------------------------
                  MFS(R) Growth Opportunities Fund - Class A (formerly "MFS(R) Capital Development Fund")
-------------------------------------------------------------------------------------------------------------------------

                              NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIOWIDE DC VARIABLE ACCOUNT
                                          CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987

-------------------------------------------------------------------------------------------------------------------------
                               Fidelity Capital & Income Fund (formerly "Fidelity High Income Fund")
-------------------------------------------------------------------------------------------------------------------------

This prospectus provides you with the basic information you should know about the Contracts issued by the Variable Account before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1998 containing further information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC"). You can obtain a copy without charge from the Company by calling the number listed above, or writing P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216.


THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR CONTRACT FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEB SITE, www.sec.gov, THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION AS WELL AS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1998, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 30 OF THIS PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                GLOSSARY OF TERMS

ACCUMULATION UNIT- A statistical index measuring the net investment results of each Sub-Account. It is the unit of measurement used to determine Contract Value and each Participant Account value.

ALLOCATED CONTRACT- A Contract where individual accounts are maintained by the Company on behalf of each Participant.

ANNUITANT- The person upon whose continuation of life any annuity payment involving life contingencies depends.

ANNUITIZATION- The date on which annuity payments commence.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to commence.

BENEFICIARY- The person named on the application to receive certain benefits under the Contract upon the death of the designated Annuitant. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

CODE- The Internal Revenue Code of 1986, as amended.

COMPANY- Nationwide Life Insurance Company.

CONTINGENT BENEFICIARY- The person named on the application to be the alternate Beneficiary if the named Beneficiary is not living at the time of the death of the designated Annuitant.

CONTRACT- The Group Flexible Fund Retirement Contract issued by the Company to the Contract Owner under which the Company invests Purchase Payments made by the Contract Owner and assists the Contract Owner in making Retirement Income Payments at specified dates.

CONTRACT ANNIVERSARY- An anniversary of the date of issue of the Contract.

CONTRACT DATE- The date of issue shown on the Contract.

CONTRACT OWNER- The Member County to which the Contract is issued.

CONTRACT VALUE- The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the General Account.

CONTRACT YEAR- Each period starting with either: (1) the Contract Date; or (2) a Contract Anniversary. The Contract Year ends immediately prior to the next Contract Anniversary.

DISTRIBUTION- Any payment by the Company of part or all of the Contract Value.

DISTRIBUTION PERIOD - The period during which payments are distributed from a Participant Account.


GENERAL ACCOUNT- All assets of the Company other than those of the Variable Account or in other separate accounts that have been or may be established by the Company.


HOME OFFICE- The main office of the Company located in Columbus, Ohio.


INITIAL TRANSFER - The initial amount transferred by the Contract Owner from an investment product offered by a provider other than the Company. An Initial Transfer will be the initial Purchase Payment under a Contract.


MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo Program.

NACO PROGRAM - The deferred compensation program established and administered pursuant to Section 457 of the Code for the benefit of Member Counties.

NET ASSET VALUE- The worth of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan. Such persons are determined and reported to the Company by the Contract Owner.

PARTICIPANT ACCOUNT - An account established by the Company for each Participant in which all financial transactions occurring with respect to a Participant, other than the purchase and payment of an annuity made from the Company's General Account, are recorded.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE- The maximum Participant Account Maintenance Charge is $50. This charge is subject to negotiation between the Contract Owner and the Company.

PARTICIPANT ACCOUNT YEAR- For each Participant, the Participant Account Year is each one year period starting with either the Participant Effective Date or a Participant Anniversary.

PARTICIPANT ANNIVERSARY-  An anniversary of the Participant Effective Date.

PARTICIPANT EFFECTIVE DATE- For each Participant, the Participant Effective Date is the first date Accumulation Units are credited to the Participant's Account on behalf of such Participant under the Contract.

PLAN- A Member County's Code Section 457 deferred compensation plan established and administered under the auspices of the NACo Program. The Plan document is referred to in the Contract schedule as the Plan. The assets of the Plan are part of the general assets of the Member County, provided that the Member County must hold all such Plan assets for the exclusive benefit of the Plan's Participants and Beneficiaries. The Participants have a contractual claim against the Member County for the benefits promised by the Plan.

PURCHASE PAYMENT- A deposit of new value into the Contract in order to provide retirement income benefits.

RETIRED PARTICIPANT- A Participant for whom payments under an Optional Retirement Income Form are being made.

RETIREMENT INCOME PAYMENTS- Periodic payments of the Participant Account made by the Company to the Participant or to a designated Beneficiary during the Distribution Period.

RETIREMENT COMMENCEMENT DATE- The date upon which Retirement Income Payments commence.

SUB-ACCOUNT- A separate and distinct division of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.

UNALLOCATED CONTRACT- A Contract under which a single account is maintained by the Company on behalf of a Plan.


UNDERLYING MUTUAL FUND- A registered open-end management investment company specified on the Contract application in which the assets of a Sub-Account will be invested.

VALUATION DATE- Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's Underlying Mutual Fund shares that the current Variable Account Contract Value might be materially affected.


VARIABLE ACCOUNT- NACo Variable Account, a segregated investment account established by the Company in which amounts equivalent to the Company's obligations under the Contract are held for all Participants, and for those Participants during retirement who have annuitized.


VARIABLE ACCOUNT ANNUAL EXPENSE FEE- A charge made for various risks assumed by the Company and for administration of the Variable Account. The maximum charge cannot exceed an amount equal to 0.95% on an annual basis of the average net assets.

                                TABLE OF CONTENTS
GLOSSARY OF TERMS...............................................................................................3
SUMMARY OF CONTRACT EXPENSES....................................................................................6
UNDERLYING MUTUAL FUND ANNUAL EXPENSES..........................................................................7
SYNOPSIS.......................................................................................................12
CONDENSED FINANCIAL INFORMATION................................................................................13
NATIONWIDE LIFE INSURANCE COMPANY..............................................................................16
NATIONWIDE ADVISORY SERVICES, INC..............................................................................16
THE VARIABLE ACCOUNT...........................................................................................16
         Voting Rights.........................................................................................17
PERIODIC REPORTS...............................................................................................17
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS..................................................................17
         Contingent Deferred Sales Charge......................................................................17
         Participant Account Maintenance Charge................................................................18
         Variable Account Annual Expense Fee...................................................................19
         Premium Taxes and Other Expenses......................................................................19
         Experience Credits....................................................................................19
DESCRIPTION OF THE CONTRACTS...................................................................................20
         Purpose of the Contracts..............................................................................20
         Modification of the Contract..........................................................................20
         Contract Rights and Privileges and Assignments........................................................20
         Exchange Privilege....................................................................................20
         Suspension and Termination............................................................................21
         Application of Purchase Payments......................................................................21
         Additional Purchase Payment Prior to Commencement of Annuity Payments.................................22
         Crediting Accumulation Units..........................................................................22
         Variable Account Accumulation Unit Value..............................................................22
         Allocation of Purchase Payments.......................................................................22
         Valuation of an Account...............................................................................22
         Redemption of Participant Accounts....................................................................23
DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD).......................................................23
         Retirement Income Payments............................................................................23
         Election of Income Form and Date......................................................................24
         Allocation of Retirement Income.......................................................................24
         Fixed Dollar Annuity..................................................................................24
         Minimum Payment.......................................................................................24
         Death Benefit Before Retirement.......................................................................24
         Optional Retirement Income Forms......................................................................24
         Death of Retired Participant..........................................................................25
         Withdrawal............................................................................................25
         Frequency of Payment..................................................................................25
         Determination of Payments Under Options A1 and A2.....................................................25
         Determination of Payments Under Options B1 and B2.....................................................25
         Determination of Amount of Variable Monthly Payments for the First Year...............................25
         Determination of Amount of Variable Monthly Payments for the Second
           and Subsequent Years................................................................................26
         Alternate Assumed Investment Rate.....................................................................26
GENERAL INFORMATION............................................................................................26
         Substitution of Securities............................................................................26
         Performance Advertising...............................................................................27
         Contract Owner Inquiries..............................................................................28
         Net Investment Factor.................................................................................28
         Valuation of Assets...................................................................................28
         Federal Tax Status....................................................................................28
         Contracts Issued Under the New York Model Plan........................................................29
YEAR 2000 COMPLIANCE ISSUES....................................................................................29
LEGAL PROCEEDINGS..............................................................................................29
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.......................................................30
APPENDIX.......................................................................................................31


                          SUMMARY OF CONTRACT EXPENSES

PARTICIPANT TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge("CDSC")(1)......    5%
      (as a percentage of Purchase Payments)


MAXIMUM PARTICIPANT ACCOUNT MAINTENANCE CHARGE(2)..............  $50


MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSE FEE(3)................. 0.95% per annum
(as a percentage of average net assets)


(1) For Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contractual modifications, a CDSC may be negotiated and assessed. The maximum CDSC percentage which may be assessed is the lesser of:

     (1) 5% of the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Contract Owner prior to the date of the request for surrender; or

     (2) 5% of the amount surrendered.

     For Contracts issued prior to May 1, 1998 or prior to the date on which state insurance authorities approve contractual modifications, a maximum CDSC of 4% may be negotiated and assessed. The CDSC will be imposed only when applicable (see "Contingent Deferred Sales Charge").


(2) The Participant Account Maintenance Charge is subject to negotiation (see "Participant Account Maintenance Charge").


(3) The Variable Account Annual Expense Fee is subject to negotiation (see "Variable Account Annual Expense Fee"). The maximum fee does not include any expenses or premium taxes which may be imposed by the state in which the Contract is issued. The Variable Account Annual Expense Fee does not include deductions for management fees and other expenses made by the Underlying Mutual Funds (see "Underlying Mutual Fund Annual Expenses").

                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES(1)
                          (After Expense Reimbursement)
         (as a percentage of Underlying Mutual Fund average net assets)


                                         =============================================================
                                                                                    Total Underlying
                                          Management        Other         12b-1        Mutual Fund
                                             Fees          Expenses        Fees      Annual Expenses
======================================== -------------------------------------------------------------
American Century: Twentieth Century          1.00%           0.00%        0.00%           1.00%
Growth
------------------------------------------------------------------------------------------------------
American Century: Twentieth Century          1.00%          0.00%         0.00%           1.00%
Ultra
------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.           0.33%          0.10%         0.25%           0.68%
------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.         0.75%          0.28%         0.00%           1.03%
------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund             0.98%          0.29%         0.00%           1.27%
------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities:        0.39%          0.15%         0.00%           0.54%
2-5 Years - Institutional Shares
------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund               0.59%          0.26%         0.00%           0.85%
------------------------------------------------------------------------------------------------------
Fidelity Contrafund                          0.48%          0.22%         0.00%           0.70%
------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                  0.47%          0.23%         0.00%           0.70%
------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                     0.45%          0.21%         0.00%           0.66%
------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                       0.56%          0.29%         0.00%           0.85%
------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                        0.45%          0.22%         0.00%           0.67%
------------------------------------------------------------------------------------------------------
The Investment Company of America(R)         0.25%          0.08%         0.23%           0.56%
------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio             0.37%          0.11%         0.00%           0.48%
------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock         0.30%          0.21%         0.21%           0.72%
Fund - Class A
------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund-Class A      0.42%          0.26%         0.16%           0.84%
------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-Class A               0.48%          0.28%         0.30%           1.06%
------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                            0.50%          0.10%         0.00%           0.60%
------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                     0.50%          0.14%         0.00%           0.64%
------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund               0.45%          0.14%         0.00%           0.59%
------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust -          1.00%          0.11%         0.00%           1.11%
Nationwide Small Company Fund
------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio              0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio            0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                0.50%          0.00%         0.00%           0.50%
------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive             0.50%          0.00%         0.00%           0.50%
Portfolio
------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative           0.50%          0.00%         0.00%           0.50%
Portfolio
------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund,            0.70%          0.10%         0.00%           0.80%
Inc.
------------------------------------------------------------------------------------------------------
Putnam Investors Fund-Class A                0.56%          0.19%         0.25%           1.00%
------------------------------------------------------------------------------------------------------
Putnam Voyager Fund -Class A                 0.49%          0.28%         0.25%           1.02%
------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index            0.19%          0.06%         0.00%           0.25%
Portfolio
------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A           0.70%          0.23%         0.23%           1.16%
------------------------------------------------------------------------------------------------------
Short-Term Investments  Trust-Treasury
Portfolio - Institutional Class              0.09%          0.00%         0.00%           0.09%
------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)    0.67%          0.18%         0.00%           0.85%
------------------------------------------------------------------------------------------------------
Templeton Foreign Fund  - Class I            0.61%          0.22%         0.25%           1.08%
------------------------------------------------------------------------------------------------------



(1) The Underlying Mutual Fund expenses shown above are assessed at the Underlying Mutual Fund level and are not direct charges against Variable Account assets or Contract Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Variable Account's unit value. There are no front-end load fees (sales charges) at the Underlying Mutual Fund level.

The following funds are subject to fee waivers or expense reimbursement arrangements:


------------------------------------------------------------------------------------------------------------
                        FUND                                             EXPENSES WITHOUT
                                                                     REIMBURSEMENT OR WAIVER
------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years   Absent the waiver of fees by the Fund's investment
- Institutional Shares                                 advisor, Management Fees, Other Expenses, and Total
                                                       Portfolio Expenses would have been 0.40%, 0.40% and
                                                       0.80% of average net assets, respectively.
------------------------------------------------------------------------------------------------------------
Nationwide(R) Money Market Fund                        Absent the waiver of fees by the Fund's investment
                                                       advisor, Management Fees, Other Expenses, and Total
                                                       Portfolio Expenses would have been 0.50%, 0.14% and
                                                       0.64%, of average net assets, respectively.
------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio            Absent the waiver of fees by the Fund's investment
                                                       advisor, Management Fees, Other Expenses, and Total
                                                       Portfolio Expenses would have been 0.25%, 0.30% and
                                                       0.55%, of average net assets, respectively.
------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -    Absent the waiver of fees by the Fund's investment
Institutional Class                                    advisor, Management Fees, Other Expenses, and Total
                                                       Portfolio Expenses would have been 0.14%, 0.00% and
                                                       0.14%, of average net assets, respectively.
------------------------------------------------------------------------------------------------------------




The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                                     EXAMPLE


The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.

                                                                 ----------------------------------------------------
                                                                           If you surrender your Contract
                                                                            at the end of the applicable
                                                                                     time period
---------------------------------------------------------------------------------------------------------------------
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
=====================================================================================================================
American Century: Twentieth Century Growth                           70           113           159          284
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            70           113           159          284
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America (SM), Inc.                                  67           103           141          249
---------------------------------------------------------------------------------------------------------------------
The  Dreyfus Third Century Fund, Inc.                                71           114           160          287
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     73           122           173          313
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -               66            99           134          233
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       69           108           151          268
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  67           104           142          251
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                          67           104           142          251
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                             67           102           140          247
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               69           108           151          268
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                67           103           141          248
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 66            99           135          235
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     65            97           131          226
---------------------------------------------------------------------------------------------------------------------
MFS Growth Opportunities Fund                                        69           108           150          267
---------------------------------------------------------------------------------------------------------------------
MFS High Income Fund                                                 71           115           162          291
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  68           104           144          253
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Fund                                                   66           100           137          240
---------------------------------------------------------------------------------------------------------------------
Nationwide(R) Growth Fund                                            67           102           139          244
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                       66           100           137          239
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company         72           117           164          296
Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      65            97           132          228
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    65            97           132          228
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                        65            97           132          228
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           65            97           132          228
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         65            97           132          228
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               68           107           148          262
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund-Class A                                       70           113           159          284
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                          71           114           160          286
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          63            89           118          199
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                                   72           118           167          301
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  61            84           109          181
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            69           108           151          268
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     71           116           163          293
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                ----------------------------------------------------
                                                                        If you do not surrender your Contract
                                                                            at the end of the applicable
                                                                                     time period
---------------------------------------------------------------------------------------------------------------------
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
=====================================================================================================================
American Century: Twentieth Century Growth                           20            63           109          234
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            20            63           109          234
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   17            53            91          199
---------------------------------------------------------------------------------------------------------------------
The  Dreyfus Third Century Fund, Inc.                                21            64           110          237
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     23            72           123          263
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years-                16            49            84          183
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  17            54            92          201
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                          17            54            92          201
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                             17            52            90          197
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                17            53            91          198
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 16            49            85          185
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     15            47            81          176
---------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund- Class A                             19            58           100          217
---------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-Class A                                       21            65           112          241
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  18            54            94          203
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                    16            50            87          190
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                             17            52            89          194
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                       16            50            87          189
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company         22            67           114          246
Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                        15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         15            47            82          178
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               18            57            98          212
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund-Class A                                       20            63           109          234
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                          21            64           110          236
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          13            39            68          149
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                                   22            68           117          251
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  11            34            59          131
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     21            66           113          243
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The following chart depicts the dollar amount of expenses that would be incurred under the Contract assuming a maximum Variable Account annual expense rate of 0.95% of average account value, a $1,000 initial Purchase Payment and 5% annual return on assets.


                                                                 ----------------------------------------------------
                                                                           If you annuitize your Contract
                                                                      at the end of the applicable time period
=====================================================================================================================
                                                                    1 Yr.        3 Yrs.       5 Yrs.       10 Yrs.
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                           20            63           109          234
---------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                            20            63           109          234
---------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                                   17            53            91          199
---------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                                 21            64           110          237
---------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                     23            72           123          263
---------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -               16            49            84          183
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                       19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                                  17            54            92          201
---------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                          17            54            92          201
---------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                             17            52            90          197
---------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                               19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                                17            53            91          198
---------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                                 16            49            85          185
---------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                     15            47            81          176
---------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund- Class A                             19            58           100          217
---------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-Class A                                       21            65           112          241
---------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A                  18            54            94          203
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                                    16            50            87          190
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                             17            52            89          194
---------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                       16            50            87          189
---------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small Company         22            67           114          246
Fund
---------------------------------------------------------------------------------------------------------------------
NPMP - The Aggressive Portfolio                                      15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Conservative Portfolio                                    15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderate Portfolio                                        15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Aggressive Portfolio                           15            47            82          178
---------------------------------------------------------------------------------------------------------------------
NPMP - The Moderately Conservative Portfolio                         15            47            82          178
---------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                               18            57            98          212
---------------------------------------------------------------------------------------------------------------------
Putnam  Investors Fund-Class A                                       20            63           109          234
---------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                          21            64           110          236
---------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                          13            39            68          149
---------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                                   22            68           117          251
---------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -                  11            34            59          131
Institutional Class
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                            19            58           101          218
---------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                     21            66           113          243
---------------------------------------------------------------------------------------------------------------------


This Example should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

The purpose of the Summary of Contract Expenses and Example is to assist the Participant in understanding the various costs and expenses that a Participant will bear directly or indirectly when investing in the Contract. The Tables reflect expenses of the Variable Account as well as the Underlying Mutual Fund investment options. For a more detailed explanation of these expenses, see "Variable Account Charges, Purchase Payments, and Other Deductions."

For more and complete information regarding expenses paid out of the assets of a particular Underlying Mutual Fund, see the Underlying Mutual Fund's prospectus. In addition to the expenses shown above, deductions for premium taxes may also be applicable, depending upon the jurisdiction in which the Contract is sold (see "Premium Taxes").

                                    SYNOPSIS

The Contracts described in this prospectus are designed for use in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. The Plans qualify for favorable tax treatment under Section 457 of the Code. The Participants generally are not subject to federal income tax on amounts deferred under such plans until Distributions are received from the Plan. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

Purchase Payments under the Contracts are placed in the Variable Account. The Variable Account is a unit investment trust with Sub-Accounts having distinct unit values, each reflecting investment results of a different Underlying Mutual Fund. Amounts equivalent to the obligations of the Company under each Sub-Account will be invested in the specified Underlying Mutual Fund (see "Appendix of Participating Funds").


The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract is withdrawn, the Company will, with certain exceptions, deduct from the Contract Value, a Contingent Deferred Sales Charge ("CDSC") equal to not more than 5% of the lesser of the total of all Purchase Payments made prior to the date of the request for surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").


Under certain Contracts, the Company may assess a Participant Account Maintenance Charge. Under no circumstances will a Participant Account Maintenance Charge be assessed unless the charge is specifically negotiated and agreed upon by the Contract Owner and the Company. The maximum amount which may be assessed is $50 (see "Participant Account Maintenance Charge").


A Variable Account Annual Expense Fee is assessed in connection with the Company's contractual promise to accept various risks and for administration expenses associated with the issuance of the Contracts. This fee is subject to negotiation and may vary from one Plan to another reflecting the unique characteristics of different Plans when considered as a whole. This charge is calculated as a percentage of assets and is deducted on each Valuation Date from amounts held in the Variable Account. The maximum fee which may be assessed by the Company is 0.95% per annum of the average net assets (see "Variable Account Annual Expense Fee"). In addition, the Underlying Mutual Funds make certain deductions from their assets (see "Underlying Mutual Fund Annual Expenses").


The CDSC, Participant Account Maintenance Charge and Variable Account Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner (see "Modification of the Contract").


Taxation of the Contracts will depend on the type of Contract issued (see "Federal Tax Status"). Any applicable premium taxes will be charged against the Contracts. If any premium taxes are payable at the time Purchase Payments are made, the premium tax deduction will be made prior to allocation to any Underlying Mutual Fund (see "Premium Taxes").

                        CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Underlying Mutual Funds and the assessment of a Variable Account Annual Expense Fee (for more information on the calculation of Accumulation Unit values, see "Variable Account Accumulation Unit Value" and "Net Investment Factor"). Please refer to Appendix B for information regarding each class of Accumulation Units.



                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise", with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, the Virgin Islands, and Puerto Rico.


                       NATIONWIDE ADVISORY SERVICES, INC.

The Contracts are distributed by the General Distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.


                              THE VARIABLE ACCOUNT

The Variable Account was established by the Company on September 7, 1988 pursuant Ohio law. The Variable Account has been registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.

The net Purchase Payments applied to the Variable Account are invested in shares of the Underlying Mutual Funds available under the terms of the Contract. The Variable Account is divided into Sub-Accounts of Accumulation Units, each of which represents a separate Underlying Mutual Fund (see "Appendix - Participating Funds" for a description of the investment objective of each Underlying Mutual Fund).

Each Sub-Account is administered and accounted for as a part of the separate account, but the income, capital gains or losses of each Sub-Account are credited to or charged against the assets held for that Sub-Account in accordance with the terms of each Contract, without regard to other income, capital gains or losses of any other Sub-Account, or arising out of any other business the Company may conduct. The assets within each Sub-Account are not chargeable with liabilities arising out of the business conducted by any other Sub-Account, nor will the Variable Account as a whole be chargeable with liabilities arising out of any other business the Company may conduct.

VOTING RIGHTS

The Variable Account will be owner of record of all Underlying Mutual Fund shares purchased by the respective account until such Underlying Mutual Fund shares are sold, but all securities will be held for the benefit of the Contract Owners. In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders. The shares will be voted in accordance with instructions received from Contract Owners. The Company or its designee will mail to each Contract Owner at its last known address all periodic reports and proxy material of the applicable Underlying Mutual Fund, and a form with which to give voting instructions. Any Underlying Mutual Fund shares as to which no timely instructions are received will be voted by the Company in the same proportion as the instructions received from all persons furnishing timely instructions. A Contract Owner's voting rights may decrease with the cancellation of Accumulation Units to make annuity payments.

                                PERIODIC REPORTS

The Company or its designee will, semi-annually, provide to each Participant, a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity of the Variable Account. Each Participant and Retired Participant will also be informed, periodically, of the number of Accumulation Units credited to his or her account, as well as the total account value.

The current prospectus of the Variable Account will be made available to Participants through the Contract Owner. The Contract Owner may, under the terms of the Plan, have an obligation to furnish additional information to Participants, such as a notice of any changes in the Plan or tax status of the Plan and the financial condition of the Contract Owner as it relates to obligations under the Plan.

                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


Charges associated with Contracts described in this prospectus may vary from one Plan to another, depending on the nature of the Plan and the particular needs and preferences of Contract Owners. Generally, all charges are negotiable; this allows the Company and Contract Owners flexibility in "custom designing" a charge structure that is consistent with the expectations and preferences of Contract Owners, as well as the expenses (which will vary from Plan to Plan) and profitability aims of the Company.


With respect to any existing Contract which may be re-negotiated, however, the Company will not negotiate for, nor impose aggregate Contract charges greater than those in effect prior to re-negotiation. In other words, charges under any existing Contract which is re-negotiated may be lowered, but under no circumstances will they be raised.


CONTINGENT DEFERRED SALES CHARGE ("CDSC")


No deduction for a sales charge is made from the Purchase Payments for these Contracts. However the CDSC, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including compensation paid to sales personnel, the costs of preparation of sales literature, and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from a CDSC. Any shortfall will be borne by the Company, which may indirectly include portions of the Variable Account Annual Expense Fee, since the Company intends to generate a profit from this fee.


If the Contract Owner terminates the Contract in accordance with the section entitled "Suspension and Termination", and directs the Company to withdraw all or part of the Contract Value, the Company will assess a CDSC against the amount withdrawn by deducting an amount from each Participant's Account as indicated below. For purposes of the CDSC, withdrawals under a Contract come first from the Purchase Payments which have been on deposit under the Contract for the longest time period.

The following CDSC schedule applies to Contracts issued beginning July 1, 1985 and prior to the later of May 1, 1998 or the date on which insurance authorities approve contractual modifications.


                                             Number of Completed Years of
                                                    Participation
                CDSC Percentage                (Beginning July 1, 1985)

                      4%                             1 through 12

                      3%                                  13

                      2%                                  14

                      1%                                  15

                      0%                             16 and after


Years of participation credited toward the CDSC schedule as set forth above may only be those earned beginning with the date of a Participant's first deferral deposited in the Contract.


Notwithstanding the above, the CDSC will not apply to any withdrawals made on or after January 1, 2001.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

No CDSC will be imposed on Contract Value that is paid under:

          o   any life income payment option;

          o designated period payment options of 5 or more years for a Participant who has a minimum of 5 Participant Account Years prior to the time the benefit payments are to commence; and

          o a one-sum or periodic payment payable because of a Participant's death.

For Contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contractual modifications, a CDSC may be negotiated and assessed. The maximum CDSC percentage which may be assessed is the lesser of:

    (1) 5% of the total of all Purchase Payments received on behalf of the surrendering Participant or the withdrawing Contract Owner prior to the date of the request for surrender; or

    (2) 5% of the amount surrendered.


The cumulative sum of all such charges, per Participant, shall never exceed 5% (or such lesser percentage, if applicable) of the total Purchase Payments made on behalf of such Participant for the 16 years prior to the date the surrender is requested.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced marketing expenses.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

A Participant Account Maintenance Charge, if assessed, will help the Company to offset administrative expenses, and the charge will not exceed the Company's actual administrative expenses under the Contracts.

The Company will not assess the Participant Account Maintenance Charge unless the charge is negotiated and contractually agreed upon between the Contract Owner and the Company. Generally, Contract Owners negotiating for a Participant Account Maintenance Charge, or a higher Participant Account Maintenance Charge, will do so with the expectation of having the Company lower other fees associated with the Contract. Conversely, the absence of a Participant Account Maintenance Charge may be expected to increase other charges. The maximum amount which may be assessed is $50. If a Participant Account Maintenance Charge is negotiated, the Company will assess each Participant Account the negotiated amount at the beginning of each Participant Account Year for the preceding Participant Account Year, during both the accumulation and annuity periods.

The Company will assess the Participant Account Maintenance Charge on the date (other than a Participant Anniversary) that amounts held in respect of a Participant are fully withdrawn from the Variable Account. In such case, the amount of the Participant Account Maintenance Charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial calendar months which have elapsed between the Participant Anniversary (or the Participant Effective Date during the first Participant Account Year) and the date of full withdrawal.

The Participant Account Maintenance Charge is made by canceling a number of Accumulation Units at the beginning of each Participant Account Year during both the accumulation and annuity periods, equal in value to the applicable Participant Account Maintenance Charge. If a Participant Account includes more than one Sub-Account, the deduction will be allocated among Sub-Accounts on the basis of relative values at the time deduction is made.

For those Plans which provide this Contract and certain other investment options (such as the Company's Group Fixed Fund Retirement Contract), the Participant Account Maintenance Charge under this Contract may be reduced so that the total of the Participant Account Maintenance Charges and any similar administrative charges imposed under other investment options available under the Plan shall not exceed the Participant Account Maintenance Charge assessed under this Contract. In this event, such charge will be allocated among Sub-Accounts and amounts held in such other investment options available under the Plan on the basis of the relative values of the Participant's Accounts at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN THE CONTRACT OWNER AND THE COMPANY.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE ("VARIABLE ACCOUNT FEE")

Under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each Valuation Date from amounts held in the Variable Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

As with all other charges, this fee is subject to negotiation and may vary from one Plan to another reflecting the unique characteristics of different Plans when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the Plan; (2) the number of eligible employees; (3) the number of Plan Participants; (4) demographics of Plan Participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of Underlying Mutual Fund options;
(7) the type of Contract issued (for example, whether the Contract is issued as an Allocated Contract or Unallocated Contract); (8) costs associated with distribution of the Contract; and (9) any other factors which the Company deems relevant.

PREMIUM TAXES AND OTHER EXPENSES

The Company will charge against Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium tax rates currently range from 0% to 3.5% per annum. This range is subject to change. The method used to recoup premium tax expenses will be determined by the Company at its sole discretion and in compliance with state law.

There are deductions and expenses paid out of the assets of the Underlying Mutual Funds (see "Underlying Mutual Fund Annual Expenses") that are more fully described in the prospectus for the Underlying Mutual Funds.

EXPERIENCE CREDITS

The Contracts may either be participating or non-participating, depending on the state of issue. A participating Contract provides the right to participate in the distribution of surplus of the Company. In the event that the Participant Account Maintenance Charge and the Variable Account Annual Expense Fee collected under this Contract accrue to the Company in excess of an amount deemed necessary at the sole discretion of the Company's Board of Directors, such excess may be allocated to the Contract by purchasing additional Accumulation Units and crediting such additional units to the Participant Accounts. There have not been any such experience credits to date. The Company cannot offer any assurance that there will be experience credits on participating Contracts in the future. With respect to nonparticipating Contracts, there is no right to participate in the distribution of surplus.

                          DESCRIPTION OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

The Contracts described in this prospectus are Group Flexible Fund Retirement Contracts designed to fund Plans adopted by Member Counties under the NACo Program established under Section 457 of the Code. A single group Contract is issued to the Contract Owner, covering all present and future participating employees. The Company will issue a certificate to the Contract Owner for delivery to each Retired Participant or other person for whom an Optional Retirement Income Form is purchased, setting forth in substance the benefits to which such person is entitled. In addition, if any applicable law requires, the Company will issue a descriptive certificate to the Contract Owner for delivery to any such person required by law to receive such certificate, setting forth in substance the benefits to which such person is entitled. For purposes of determining benefits payable under the Plan, an individual accumulation account is established for each Participant. The frequency of Purchase Payments is normally monthly, but may be adjusted to fit the payroll practices of the Contract Owner. Purchase Payments made at any time by or on behalf of any Participant must be at least $20 per month.

The basic objectives of the Contracts are to provide each Participant with an initial Retirement Income Payment, which will tend to reflect the changes which have occurred in the cost of living during pre-retirement years (without the necessity of increased Purchase Payments to keep pace with any increase in the cost of living which might occur during those years), and to provide subsequent Retirement Income Payments which will tend to vary with the cost of living changes during his or her retired lifetime. The Company seeks to accomplish these objectives by applying purchase rates contained in the Contract to the amounts accumulated through investment in Underlying Mutual Funds. Notwithstanding the foregoing, there is no assurance that these objectives will be attained. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. There has, however, been no exact correlation, and for some periods, the prices of securities have declined while the cost of living was rising.

MODIFICATION OF THE CONTRACT

The CDSC, Participant Account Maintenance Charge and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the Contract Owner.

Other than as set forth above, the Company reserves the right to change all other provisions of the Contract by giving notice to the Contract Owner not less than 90 days before the effective date of the change.

CONTRACT RIGHTS AND PRIVILEGES AND ASSIGNMENTS

The Contract belongs to the Contract Owner provided, however, that under Code
Section 457 Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. All contractual rights and privileges may be exercised by the Contract Owner, subject to any rights specifically reserved in the Plan for Participants as a group or as individuals. With respect to 457 Plans, the Contract Owner may not take any action inconsistent with the rights of such 457 Plan's Participants. The Contract may not be assigned.

EXCHANGE PRIVILEGE

The Company will permit the Contract Owner, or the Participant if the Plan so provides, to exchange amounts among the Sub-Accounts as frequently as permitted by the Plan, subject to the limits and rules set by each Underlying Mutual Fund. For those Contracts where the Contract Owner has elected an exchange privilege, there will be no charge for exchanges among the Sub-Accounts.


The Company will also permit the Participant to make exchanges among the Sub-Accounts by telephone and the internet, if forms are executed by the Contract Owner agreeing with certain restrictions applicable to these privileges. Telephone exchange requests and internet exchange requests must be received by the Company by the close of the New York Stock Exchange in order to receive that day's closing Sub-Account price. If the Participant is unable to execute an exchange request by telephone or internet (for example, during times of unusual market activity), the Participant might consider placing the exchange order by mail. The Company will employ reasonable procedures to confirm that instructions communicated by telephone and the internet are genuine. Such procedures may include any or all of the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions and providing written confirmation thereof to the Contract Owner or Participant and any agent of record at the last address of record; or other such procedures as the Company may deem reasonable. Failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent transfers. However, any losses incurred pursuant to actions taken by the Company in reliance on telephone or internet instructions reasonably believed to be genuine shall be borne by the Participant. The Company may withdraw the telephone exchange privilege and the internet exchange privilege upon 30 days written notice to Contract Owners and Participants.


On the date the Company receives an exchange request in good order, which includes all of the information necessary for processing the request, the Company will transfer the amount to be converted. Such transfers will be based on the Accumulation Unit values of the affected Sub-Accounts if received at the Home Office by the close of the New York Stock Exchange on a day on which the New York Stock Exchange is open for business. If the exchange request is received after the close of the New York Stock Exchange, the transfer will be based on the next business day on which the New York Stock Exchange is open.

For those Plans funded by this Contract and Nationwide's Group Fixed Fund Retirement Contract, the Contract Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account and the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

SUSPENSION AND TERMINATION


The Contract may be suspended at the option of the Company on written notice to the Contract Owner if: (a) the Contract Owner has failed to remit to the Company any Purchase Payment specified in the Plan; or (b) if the Company does not accept an amendment to the Plan, filed with the Company by the Contract Owner, which in the Company's opinion would adversely affect its financial experience with respect to the Contract. The Contract Owner may suspend the Contract upon 90 days written notice to the Company. Suspension of the Contract will become effective as of the ninety-first (91st) day following receipt of written notice by the Company. Suspension of the Contract will mean only that no further Purchase Payments will be accepted by the Company except by mutual consent, and all other terms of the Contract will continue to apply. After suspension of the Contract has become effective, the Contract Owner may, upon 30 days written notice, terminate the Contract. Termination of the Contract will become effective as of the 31st day following receipt of written notice by the Company. Upon termination of the Contract, the Company will pay to the Contract Owner the redemption value, subject to applicable charges, plus the balance of the annual premiums transferred from the Variable Account to the General Account for payment of variable Retirement Income Payments under retirement Options B1 and B2 (see "Optional Retirement Income Forms"). Payment of redemption values may be suspended when redemption of Underlying Mutual Fund shares are suspended as provided in the section entitled "Redemption of Participant Accounts." Payment of any amounts under this section will be subject to any applicable CDSC (see "Contingent Deferred Sales Charge"). Upon such termination by the Contract Owner, payment of Contract Values will be subject to any applicable CDSC.


APPLICATION OF PURCHASE PAYMENTS

The Company will receive Purchase Payments from the Contract Owner in accordance with the requirements of the Plan. Net Purchase Payments received on behalf of Participants will be applied by the Company to purchase Accumulation Units of Sub-Accounts in accordance with the instructions of the Contract Owner. Purchase Payments made at any time by or on behalf of each Participant must be at least $20 per month. Payments must be no less than monthly, unless agreed to by the Company.


An initial Purchase Payment will be priced not later than 2 business days after receipt of an order to purchase, if the application of the Participant and all information necessary for processing the purchase order are complete. The Company may retain the Purchase Payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be made complete within 5 business days, the Participant will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the Participant consents to the Company retaining the Purchase Payment until the application is made complete. Upon completion of such incomplete application, the Purchase Payment will be priced within 2 business days. Purchase Payments will not be priced on days when the New York Stock Exchange is not open for business.


When permissible under state insurance law, the Company may credit up to 8% of an Initial Transfer into the Contract. This credit will reimburse the Contract Owner for any exit penalty associated with an investment product offered by a provider other than the Company. The Company will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ADDITIONAL PURCHASE PAYMENT PRIOR TO COMMENCEMENT OF ANNUITY PAYMENTS

The Contract Owner will have the right to make one additional Purchase Payment in respect to a Participant for the purpose of increasing Retirement Income Payments. Notice of such payment shall be given to the Company at the time the notice to distribute is given, and such additional Purchase Payment must be made no later than the last business day prior to the date upon which Retirement Income Payments are to commence. Any such additional Purchase Payment will be subject to any applicable premium taxes. The annuity rates provided under this Contract at the time of issue will be applicable to the entire value, including any such additional Purchase Payment of such account which does not exceed five times the Purchase Payment allocated to such account prior to the date notice to distribute is given. Any excess amount may be applied at annuity rates then offered by the Company for contracts of the same type as this Contract.

CREDITING ACCUMULATION UNITS

When a Purchase Payment is received by the Company, the net Purchase Payment for each Sub-Account is applied separately to provide Accumulation Units which are credited to a Participant Account in accordance with the instructions of the Contract Owner. The number of Accumulation Units (calculated daily) credited to each Participant Account for each Sub-Account is determined by dividing the net Purchase Payment allocated to that Sub-Account for that Participant by the value of the Accumulation Unit for that Sub-Account next computed following receipt of the Purchase Payment by the Company. The net Purchase Payment for each Participant is the total Purchase Payment for that Participant less any taxes then payable.

VARIABLE ACCOUNT ACCUMULATION UNIT VALUE


The value of an Accumulation Unit for each Sub-Account was established at a value equal to the accumulation unit value of the corresponding Sub-Account on January 2, 1990. The Variable Account is a segregated investment account of the Company in which Member Counties hold Contracts. The value of an Accumulation Unit for each new Sub-Account added to the Variable Account after January 2, 1990, will be established at $1.00 as of the date Underlying Mutual Fund shares are available for purchase for that Sub-Account. The value of Accumulation Units for any Sub-Account for any subsequent business day is determined by multiplying the value for the preceding business day by the net investment factor for that Sub-Account for the period since that day (see the section entitled "Net Investment Factor"). A business day is any day on which the New York Stock Exchange is open for trading or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares that the current Net Asset Value of their Accumulation Units might be materially affected. Accumulation Units are calculated on a daily basis.


ALLOCATION OF PURCHASE PAYMENTS

The Contract Owner or Participant must specify the proportion of the Purchase Payments to be applied to provide benefits under any Sub-Account. The Company will permit the Contract Owner, or the Participant if the Plan so permits, to change the allocation percentages among Sub-Accounts for subsequent Purchase Payments, provided that no change may be made which would result in an amount less than 1% of the payment being allocated to any Sub-Account for any Participant. The Company will permit such allocation changes as frequently as permitted by the Plan. A change in allocation percentages will not affect Accumulation Units of any Sub-Account resulting from Purchase Payments made before the change.

VALUATION OF AN ACCOUNT

The sum of the value of all Accumulation Units credited to the Participant Account is the Participant Account Value. Purchase Payments are allocated among the Sub-Accounts in accordance with the instructions of the Contract Owner.

The value of a Participant Account on any day can be determined by multiplying the total number of Accumulation Units credited to the account for each Sub-Account by the current Accumulation Unit value for that Sub-Account in respect of the Participant. Each Participant and the Contract Owner will be advised periodically of the number of Accumulation Units credited to his or her account for each Sub-Account, the current Accumulation Unit values, and the total value of his or her account. Such reports to Participants are for informational purposes only and should not be interpreted to mean that a Participant has any rights with respect to his or her account beyond that provided by the Contract Owner in accordance with the terms of the Plan.

The Participant and Contract Owner should review the information in these reports carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract and appropriate Sub-Accounts. The Company will assume all transactions are accurate unless the Participant or the Contract Owner notifies the Company otherwise within 30 days after receipt of the report.


The principal underwriter and distributor of the Contracts is Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio, 43215.


REDEMPTION OF PARTICIPANT ACCOUNTS

The Contract Owner's right to redeem Participant Accounts, either fully or partially, will be governed by the terms of the Plan which the Contract is issued to fund. It should be recognized that the value of the investment on redemption can be more or less than its cost. All such payments will be made by the Company to the Contract Owner. It is the Contract Owner's obligation to distribute such payments to a Participant. The Company may undertake the obligation on behalf of the Contract Owner to distribute such payments directly to a Participant by agreement with the Contract Owner. To the extent permitted by the Plan, a Participant Account may be redeemed fully or partially at any time prior to the date Retirement Income Payments commence under either Option B1 or B2. No partial redemption will directly affect future requirements to make Purchase Payments for that Participant nor his or her retirement date. If the Contract is terminated by the Contract Owner, all Participant Accounts in the Variable Account will be redeemed to the extent permitted by the Plan, and such Participant Accounts will be subject to any applicable CDSC. However, absent Contract termination by the Contract Owner, the CDSC provision will not apply and any full or partial redemptions made on behalf of a Participant will not be subject to any CDSC (see "Contingent Deferred Sales Charge").


A request for a partial redemption of a Participant Account containing more than one Sub-Account must specify the allocation of the partial redemption among the Sub-Accounts. However, if no such direction is contained in the request for a partial redemption, the Company may pro-rate the redemption among the applicable Sub-Accounts. Upon receipt at the Home Office of a written request for a full or partial redemption of a Participant Account, the Company will determine the value of the number of Accumulation Units redeemed at the Accumulation Unit value next computed following receipt of such written request by the Company. Payment of any such amount will be made to the Contract Owner with reasonable promptness, and in any event, within 7 days of the date the request is received by the Company. Payment of redemption values may be suspended when redemption of the Underlying Mutual Fund shares is suspended: (i) during any period in which the New York Stock Exchange is closed; or (ii) in the event that the SEC may, by order, direct for the protection of Contract Owners or Participants. Instead of a lump sum Distribution of a full or partial redemption, the Contract Owner, or Participant if permitted by the Plan, may elect to have that amount paid out in installments under Option A1 or A2, subject to the minimums applicable to these options.


            DISTRIBUTION OF PARTICIPANT ACCOUNTS (RETIREMENT PERIOD)

RETIREMENT INCOME PAYMENTS

The period during which a Participant Account is paid out in periodic installments is known as the Distribution Period. Because periodic Distributions will normally be made after the Participant retires, the Distribution Period is also called the retirement period. All such periodic Distributions will be made by the Company to the Contract Owner. It is the Contract Owner's obligation to pay such amounts to a Participant. The Company may undertake the obligation on behalf of the Contract Owner to pay such amounts directly to a Participant by agreement with the Contract Owner. Retirement Income Payments under Options B1 and B2 are determined on the basis of: (i) the mortality tables specified in the Contract; (ii) the adjusted age of the Retired Participant; (iii) the type of Retirement Income Payment option(s) selected; and (iv) in the case of variable payments, the investment performance of the specific Sub-Accounts elected. While the Company may be obligated to make variable Retirement Income Payments under the Contract, the amount of each such payment is not guaranteed. The dollar amount of variable payments will reflect investment gains and losses, and investment income of the Sub-Accounts on which they are based, but they will not be affected by adverse mortality experience or by an increase in the Company's expenses above the amount provided for in the Contracts.

ELECTION OF INCOME FORM AND DATE

The Contracts provide for Retirement Income Payments to begin on the date and under the retirement options elected in accordance with the Plan. At least one month prior to a Participant's Retirement Commencement Date, the Contract Owner may, by written election to the Home Office, elect any one of the retirement income options described in this prospectus. The Plan may restrict changes in election of retirement income options.

ALLOCATION OF RETIREMENT INCOME

Upon retirement, Accumulation Units in a Participant's Account may be used to purchase a fixed dollar annuity for the Participant. For Participants electing Options A1 or A2 as described in this prospectus, Accumulation Units in a Participant's Account will be used to provide variable Retirement Income Payments as described further in this prospectus.

FIXED DOLLAR ANNUITY

A fixed dollar annuity is an annuity with payments which are guaranteed as to dollar amount during the retirement period. The first fixed dollar payment will be determined by applying the value of the General Account Contract to the applicable Annuity Table in accordance with the Optional Retirement Income Form elected. This will be done at the retirement date. Fixed dollar annuity payments after the first will not be less than the first fixed dollar annuity payment. The availability of fixed dollar annuity Contracts under a particular Plan is subject to the election of the Contract Owner.

MINIMUM PAYMENT

If the present value of the Participant's accrued benefit at the time of retirement is less than $3,500, the Company will have the right to make a lump sum Distribution to such Retired Participant.

DEATH BENEFIT BEFORE RETIREMENT

In the event a Participant dies before his or her retirement income commences, a death benefit equal to the value of such Participant Account will be paid as provided by the Plan upon: (1) the Company's receipt and verification of proof of death; and (2) the Company's verification of Beneficiary designations. If the Plan so provides, a Beneficiary may elect either to receive such value in a lump sum or to apply it under any of the Optional Retirement Income Forms contained in the Contract, subject to the minimums applicable to such optional forms. Monthly payments due under such options may be fixed, variable, or a combination of fixed and variable.

OPTIONAL RETIREMENT INCOME FORMS

The availability of the following Optional Retirement Income Forms is subject to the election of the Contract Owner:

OPTION A1 - Payments for a Designated Period. Payments will be made monthly for any specified number of years not to exceed 30 years. The amount of each variable payment will be determined by multiplying (a) by (b), where: (a) is the Accumulation Unit value for the date the payment is made; and (b) is the number of Accumulation Units applied under this option divided by the number of payments selected. Exchanges between the investment options are permitted subject to limitations outlined in the Group Fixed Fund Retirement Contract. A period certain payment period of less than 5 years for a Participant who has less than a minimum of 5 Participant Account Years would result in imposition of the applicable CDSC.

OPTION A2 - Payments of a Designated Amount. Payments will be made monthly in equal installments (not less than $25 per month) until the amount applied, adjusted each Valuation Date for investment results, is exhausted. The final installment will be the sum remaining with the Company. Payments under this option which result in a payment period of less than 5 years for a Participant who has less than 5 Participant Account Years would result in imposition of the applicable CDSC. Exchanges between the investment options are permitted subject to limitations outlined in the Group Fixed Fund Retirement Contract.

OPTION B1 - Life Income with Payment Certain. Payments will be made monthly during the lifetime of an individual with payments made for a period certain of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the period certain, level payments will continue to the designated Beneficiary during the remainder of the selected period certain.

OPTION B2 - Joint and Survivor Life Income. Payments will be made monthly during the joint lifetime of a Participant and a designated Beneficiary. Payments will continue to be made as long as either is living. This option will permit the choice of 100%, 75%, 66-2/3% or 50% of the original payment amount to be paid to the Beneficiary. Payments will stop with the last payment due prior to the death of the Beneficiary. If the Beneficiary predeceases the designated Annuitant, then payments continue at 100% to the designated Annuitant.

OTHER FORMS AND BENEFIT PAYMENTS - With the consent of the Company, the amount due upon Distribution may be applied on any other mutually agreeable basis.


Exchanges processed while Participants are receiving payments under Option A1 may change the number of Accumulation Units remaining. In this event, the payment amount must be recalculated.


On the date on which Retirement Income Payments under Option B1 or B2 or any other Retirement Income Payment measured by a life or lives commence in respect of a Participant, all Accumulation Units (or the number thereof appropriate to the election made) in any Sub-Account will be canceled.

DEATH OF RETIRED PARTICIPANT

If any Retired Participant dies while receiving payments, any death benefit payable will be determined in accordance with the Retirement Income Form elected. Calculation of the present value of any remaining payments certain for purposes of making a lump sum payment will be based on the same assumed investment rate used by the Company in determining the payments certain prior to the death of the Retired Participant.

WITHDRAWAL

If permitted by the Plan, any amount remaining under Option A1 or A2 may be withdrawn, or if that amount is at least $5,000, it may be applied under either Option B1 or B2, subject to the minimum payment requirements described previously. Unless prohibited by the Plan, a Beneficiary receiving payments certain under Option B1 after the death of a Retired Participant may elect at any time to receive the present value at the current dollar amount of the remaining number of payments certain in a single payment, calculated on the basis of the assumed investment rate used in computing the amount of the previous payments.

FREQUENCY OF PAYMENT

At the election of the Retired Participant, and with the consent of the Contract Owner, payments made under any option may be made annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the commencement of Retirement Income Payments.

DETERMINATION OF PAYMENTS UNDER OPTIONS A1 AND A2

Monthly payments under Options A1 and A2 will be determined in the manner set forth in the description of the options. As each payment is made under either of these options, a number of Accumulation Units equal in value to the payment will be canceled.

DETERMINATION OF PAYMENTS UNDER OPTIONS B1 AND B2

Variable monthly payments under Options B1 and B2 will be determined annually and will remain level throughout the year. Each year, as of the anniversary of the commencement of Retirement Income Payments, a new variable monthly payment will be determined and that new payment will remain level for that year. An adjusted age is used to determine the amount of monthly payment for each year. Such adjusted age may not be the same as the actual age of the Retired Participant.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR FIRST YEAR

In determining the amount of Retirement Income Payments under Options B1 and B2, the value held on behalf of a Participant is determined by multiplying the number of Accumulation Units in each Sub-Account for that account by the Accumulation Unit value for that Sub-Account on the last business day of the second calendar week immediately preceding the date on which the first payment is due.

The first year variable monthly payment for each Sub-Account is determined by dividing the value of the Accumulation Units of that Sub-Account in the Participant Account by the amount required to provide $1 per month (the purchase rate).

Once the first year's variable monthly payment amount has been determined for a Participant, the Company will deduct the annual premium from the Participant Account. This deduction is made by canceling a number of Accumulation Units in the Participant Account equal in value to the annual premium. The allocation of the annual premium between Sub-Accounts will be in such relationship as the monthly payments from each Sub-Account have to each other.

The annual premium is calculated so that if there are no partial redemptions (and therefore no Underlying Mutual Fund dividends have been taken in cash) the payee will receive level annual payments if the net investment factor, on an annual basis, is equal to the assumed investment rate plus an amount equal to the annual administrative charge. Payments for subsequent years will be smaller than, equal to, or greater than the payments received during the initial year, depending on whether the actual net investment result on an annual basis of a Sub-Account is smaller than, equal to, or greater than the assumed investment rate.

DETERMINATION OF AMOUNT OF VARIABLE MONTHLY PAYMENTS FOR THE SECOND AND SUBSEQUENT YEARS

As of the first anniversary of the commencement of Retirement Income Payments, the second year variable monthly payment will be determined in exactly the same manner as for the first year, using the purchase rates in the Contract for the Retired Participant's age as then determined under the terms of the Contract. As in the first year, an annual premium will be deducted and transferred to the General Account from which the Company will make the Retirement Income Payment. Subsequent annual determinations will be made in the same manner.

Upon the death of any Retired Participant, the Participant Account will be reduced by the number of Accumulation Units not required to provide further payments during the remainder of a period certain, if any, or to a contingent Retired Participant. Any Accumulation Units so canceled will either remain in the Variable Account or be transferred to the General Account, depending on the Company's obligation.

ALTERNATE ASSUMED INVESTMENT RATE


The Contracts include purchase rates based on a 3.5% rate per annum. If not prohibited by the laws and regulations of the states in which this Contract is issued, a Contract Owner may elect on the Contract Date to have all variable benefits payable for all Participants determined on an assumed investment rate of 5% per annum. The assumed investment rate basis in the Contract is used merely to determine each year's periodic payment from investment experience of any of the Sub-Accounts. The choice of the assumed investment rate affects the pattern of Retirement Income Payments. A higher assumed investment rate will produce a higher initial year payment, but a more slowly rising series of subsequent payments (or a more rapidly falling series of subsequent payments) than a lower assumed investment rate.


Although a higher initial payment would be received under a higher assumed investment rate, there is a point in time after which payments under a lower assumed investment rate would be greater, assuming payment continues after that point in time.

The objective of a variable retirement Contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment result, on an annual basis, of a Sub-Account equals the assumed investment rate during periods of stable prices.

                               GENERAL INFORMATION

SUBSTITUTION OF SECURITIES

If the shares of any Underlying Mutual Fund should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Fund shares should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Mutual Fund for Underlying Mutual Fund shares already purchased or to be purchased in the future by Purchase Payments under the Contract.

From time to time, it may become necessary for the Company to substitute Underlying Mutual Fund shares for reasons relating to the historical investment performance of the Underlying Mutual Funds. The Company, in consultation with NACo and NACo's advisers, has developed standards for substituting Underlying Mutual Funds that consistently experience poor investment performance over time. These standards involve comparing the performance of each Underlying Mutual Fund within the Variable Account to the performance of all other mutual funds within the Underlying Mutual Fund's same risk category. Underlying Mutual Funds within the same risk category are Underlying Mutual Funds with similar investment objectives and policies, and similar volatilities of investment return.

In no event will any substitution of securities in the Variable Account take place without prior approval of the SEC.

PERFORMANCE ADVERTISING

A "yield" and "effective yield" may be advertised for the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Accounts' units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income each week over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.


The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.


Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.

The Company may also advertise the performance of the Sub-Accounts relative to the performance of other variable annuity sub-accounts or mutual funds with similar or different objectives, or the investment industry as a whole.

The Sub-Accounts of the Variable Account may also be compared to certain market indexes which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; and Dow Jones Industrial Average.

Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report, National Underwriter; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable

Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity Underlying Mutual Funds based upon total return performance. These rating services and publications rank the performance of the Underlying Mutual Funds against all mutual funds over specified periods and against mutual funds in specified categories. The rankings may or may not include the effects of sales or other charges.

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contract. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

The Statement of Additional Information contains more detailed information about the performance calculations, including actual examples for each type of performance advertised.

CONTRACT OWNER INQUIRIES

Contract Owner and Participant inquiries may be directed to the Company by writing Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or calling 1-800-545-4730, T.T.Y. 1-800-848-0833.

NET INVESTMENT FACTOR


The net investment factor for any Valuation Period is determined by dividing (a) by (b), and then subtracting (c) where:
(a)  is the net of
     (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and
     (2) the per share amount of any income or capital gains distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period;
(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period;
(c) is a factor representing the daily Variable Account Annual Expense Fee deducted from the Variable Account. Such factor is equal to a maximum annual rate of 0.95% of the average value of the Variable Account.


The net investment factor may be greater or less than one, therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for the Variable Account Annual Expense Fee and the effect of the various purchase and sale transactions on any particular day.

VALUATION OF ASSETS

Underlying Mutual Fund shares in the Variable Account will be purchased and valued at their Net Asset Value (daily bid price exclusive of any sales charges). An Underlying Mutual Fund's Net Asset Value per share is determined by dividing the value of the total assets of the Underlying Mutual Fund, less liabilities, by the number of shares outstanding, with no charge for sales expense.

FEDERAL TAX STATUS

The following description of the federal tax status of these Contracts is not exhaustive and special rules are provided with respect to situations not discussed herein. For complete information, consult a qualified tax adviser. The Company does not make any guarantee regarding the tax status of any Contract or any transaction involving the Contracts. The Contracts are treated as a trust for purposes of the Code under rules similar to the rules under Section 401(f) of the Code.

For federal income tax purposes, the operations of the Variable Account form a part of the Company's operations. Under existing federal income tax law, no taxes are payable by the Company on the investment income of the Variable Account to the extent it is credited to the Contract Owners under the Contracts. The Company is taxed as a life insurance company under Part One, Subchapter L of the Code.

Income and capital gains of the Variable Account would normally be taxable to Contract Owners whether or not taken by the Owners in cash. However, the Contracts are issued only to organizations exempt from federal income tax.


The amounts received by the Participant under the Plan normally represent the accumulation of Purchase Payments which were not previously included in the Participant's gross income, therefore, any such amounts should be included in gross income of a Participant or Beneficiary when such amounts are received.

It is the responsibility of each Contract Owner to determine that its Plan is established and administered in accordance with the applicable provisions of the Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

The following Contract amendments are required by the Rules and Regulations of the New York State Deferred Compensation Board in order to market the Contracts to governmental employers for use in funding public employee deferred compensation plans in the state of New York.

Throughout the prospectus, references to "annuity" payments are modified to "benefit" payments.

The "Suspension and Termination" provisions are amended to permit a Participant to "freeze" his or her account and maintain the account on deposit with the Company notwithstanding the Contract Owner's termination of its contractual relationship with the Company. These accounts will remain the exclusive property of the Contract Owner, subject to the claims of its general creditors.

All references throughout the prospectus to Life Income Options B1 and B2 are deleted. All references to "CDSC" are deleted.


                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.


                                LEGAL PROCEEDINGS


The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE
                                                                            ----
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................1
Underwriters...................................................................2
Calculation of Performance.....................................................2
Annuity Payments...............................................................4
Financial Statements...........................................................5

                                    APPENDIX
                      PARTICIPATING UNDERLYING MUTUAL FUNDS
              THE COMPANY MAY LIMIT THE NUMBER OF UNDERLYING MUTUAL
               FUNDS SELECTED BY OWNER, AND ALL UNDERLYING MUTUAL
                   FUNDS MAY NOT BE AVAILABLE UNDER YOUR PLAN.

A SUMMARY OF INVESTMENT OBJECTIVES IS CONTAINED IN THE DESCRIPTIONS OF EACH UNDERLYING MUTUAL FUND BELOW. MORE DETAILED INFORMATION MAY BE FOUND IN THE CURRENT PROSPECTUS FOR EACH UNDERLYING MUTUAL FUND. SUCH A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OR FUNDS BEING CONSIDERED SHOULD ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH. A COPY OF EACH PROSPECTUS MAY BE OBTAINED WITHOUT CHARGE FROM NATIONWIDE LIFE INSURANCE COMPANY, P. O. BOX 16766, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43216, 1-800-545-4730 (TDD 1-800-848-0833).

AMERICAN CENTURY: TWENTIETH CENTURY ULTRA
The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.
The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND
The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO
The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND
The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO
The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U.S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A
The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) FUND
The investment objective of the Fund is to obtain a total return from a flexible combination of current income and capital appreciation. Primary emphasis is given to common stocks, but investments may also include convertible issues, bonds and money market instruments. Nationwide Advisory Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND
The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. These instruments include, but are not limited to, U.S. Government and Agency obligations, obligations of large commercial and foreign banks, certificates of deposit of large savings associations, taxable or partly taxable obligations of state, county and local governments, highly rated commercial paper, highly rated corporate obligations, and repurchase agreements in any of the above. Nationwide Advisory Services, Inc., serves as the Fund's investment adviser.

NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS ("NPMP")
NPMP consists of five separate nondiversified funds each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

         NPMP - THE AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

         NPMP - THE CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATELY AGGRESSIVE PORTFOLIO
         The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

         NPMP - THE MODERATELY CONSERVATIVE PORTFOLIO
         The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

NSAT - NATIONWIDE SMALL COMPANY FUND
The investment objective of the Fund is long term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. The subadvisers, Dreyfus Corporation, Neuberger & Berman, L.P., Picket International Management Limited with Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc., were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing different styles, the Fund's advisor, Nationwide Advisory Services, Inc., hopes to increase prospects for investment return and reduce market risk and volatility.

NEUBERGER & BERMAN GUARDIAN FUND, INC.
The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger&Berman Management Incorporated serves as the Fund's investment adviser.

PUTNAM INVESTORS FUND - CLASS A
The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A
The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO
The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A
The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS
The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)
The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS I
The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED AFTER JUNE 30, 1998:


FIDELITY CONTRAFUND
The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.


THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND
The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: TWENTIETH CENTURY GROWTH
The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A
The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL CONTRACT OWNERS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.
The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.
The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND (FORMERLY THE EVERGREEN TOTAL RETURN FUND)
The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A (FORMERLY "MFS(R) CAPITAL DEVELOPMENT FUND")
The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND
The investment objective of the Fund is to achieve long-term capital appreciation without emphasis on current return. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND (FORMERLY, "FIDELITY HIGH INCOME FUND")
The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, the Company shall no longer permit Owners or Participants to make additional Purchase Payments or to exchange Contract Values into the Fidelity Capital & Income Fund Sub-Account. However, Contract Values held in the Fidelity Capital & Income Fund Sub-Account as of July 1, 1991 may continue to be invested in that Sub-Account. Unless the Company is notified otherwise, any Purchase Payments or exchanges which the Contract Owner or Participant directs the Company to invest in the Fidelity

Capital & Income Fund Sub-Account on and after July 1, 1991 shall instead be automatically invested in the Nationwide Money Market Fund Sub-Account.

The Company has determined that further investment in the Fidelity Capital & Income Fund Sub-Account is not in the best interests of the Owners and Participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the Net Asset Value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by the Company in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 shall be paid by the Company from surplus and shall not be paid, directly or indirectly, by Contract Owners, Participants or the NACo Variable Account.

                               APPENDIX B

Information is shown below for each different Accumulation Unit value (current as of December 31 of the preceding year). A Statement of Additional Information, as well as specific information concerning the Accumulation Unit values for any particular Plan, may be obtained by calling 1-800-545-4730 or by writing to P.O. Box 16766, Columbus, Ohio 43216.

                    CONDENSED FINANCIAL INFORMATION
                        ACCUMULATION UNIT VALUES
      (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

TIER I ................................................................0.95%

                             Accumulation  Accumulation          Number of
                              Unit Value    Unit Value       Accumulation Units
                             At Beginning     At End         Outstanding At The
  Underlying Mutual Fund      Of Period     Of Period        End Of The Period   Year
American Century: Twentieth    4.562802      5.842997            17,611,062      1997
Century Growth                 4.005400      4.562802            15,929,074      1996
                               3.359891      4.005400            37,362,979      1995
                               3.443124      3.359891            38,748,520      1994
                               3.350122      3.443124            41,912,416      1993
                               3.533694      3.350122            43,106,409      1992
                               2.571846      3.533694            31,955,054      1991
American Century: Twentieth    1.424846      1.737833           125,555,220      1997
Century Ultra                  1.263551      1.424846            51,280,940      1996
                               0.926489      1.263551            79,405,506      1995
                               0.970411      0.926489            59,484,505      1994
                               1.000000      0.970411            21,036,904      1993
The Bond Fund of               2.155739      2.332586             6,366,974      1997
America(SM), Inc.              2.039710      2.155739             3,393,296      1996
                               1.741422      2.039710             6,578,720      1995
                               1.850918      1.741422             5,740,929      1994
                               1.637181      1.850918             5,644,051      1993
                               1.484255      1.637181             4,185,113      1992
                               1.338732      1.484255             3,262,200      1991*
The Dreyfus Third              2.756438      3.532278            14,863,803      1997
Century Fund, Inc.             2.238323      2.756438             5,449,596      1996
                               1.663803      2.238323             9,402,637      1995
                               1.814915      1.663803             9,817,673      1994
                               1.740666      1.814915            10,291,485      1993
                               1.723855      1.740666             8,918,980      1992
                               1.503652      1.723855             4,654,790      1991*
Evergreen                      1.947502      2.422617             1,666,312      1997
Income and Growth Fund         1.741651      1.947502             1,070,229      1996
(formerly Evergreen Total      1.419467      1.741651             2,635,928      1995
Return Fund)                   1.531292      1.419467             3,343,918      1994
                               1.368966      1.531292            10,220,011      1993
                               1.256090      1.368966             8,701,160      1992
                               1.146614      1.256090             7,977,105      1991*

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).
                                                        (Continued on next page)

                                 Accumulation    Accumulation            Number of
                                  Unit Value      Unit Value       Accumulation Units
                                 At Beginning       At End         Outstanding At The
   Underlying Mutual Fund          Of Period       Of Period        End Of The Period  Year
Federated U.S. Government           1.226751        1.301886           3,296,152        1997
Securities Fund: 2-5 years -        1.195751        1.226751           1,296,431        1996
Institutional Shares                1.062969        1.195751           2,344,091        1995
                                    1.094086        1.062969           1,802,090        1994
                                    1.031362        1.094086           1,501,568        1993
                                    1.000000        1.031362             359,089        1992
Fidelity Capital &                  4.096488        4.654233             570,207        1997
Income Fund                         3.712491        4.096488             294,263        1996
                                    3.210584        3.712491             818,785        1995
                                    3.397953        3.210584             900,127        1994
                                    2.746533        3.397953           1,009,928        1993
                                    2.165417        2.746533           1,100,291        1992
                                    1.972198        2.165417           1,260,909        1991*
Fidelity Contrafund                 1.588961        1.935931         165,606,687        1997
                                    1.315600        1.588961          63,488,282        1996
                                    0.974545        1.315600          86,483,728        1995
                                    0.994981        0.974545          59,048,072        1994
                                    1.000000        0.994981          17,300,194        1993
Fidelity Equity-Income(R) Fund      5.359692        6.900916          51,141,002        1997
                                    4.471070        5.359692          21,843,280        1996
                                    3.424310        4.471070          41,090,717        1995
                                    3.448520        3.424310          37,439,255        1994
                                    2.869860        3.448520          30,564,448        1993
                                    2.526472        2.869860          25,417,028        1992
                                    2.283309        2.526472          24,200,256        1991*
Fidelity Magellan Fund              1.439440        1.804998          68,868,962        1997
                                    1.301185        1.439440          35,450,214        1996
                                    0.960039        1.301185          63,751,788        1995
                                    0.987051        0.960039          43,410,162        1994
                                    1.000000        0.987051           9,307,585        1993
Fidelity OTC Portfolio              1.680710        1.829868          17,193,114        1997
                                    1.371346        1.680710           4,002,730        1996
                                    1.001544        1.371346           3,611,136        1995
                                    1.000000        1.001544             414,031        1994
Fidelity Puritan Fund               1.317344        1.596539          19,817,717        1997
                                    1.154955        1.317344           8,701,486        1996
                                    0.959935        1.154955          11,375,851        1995
                                    1.000000        0.959935           3,191,039        1994
The Investment                      1.771097        2.277283          31,651,569        1997
Company of America(R)               1.498194        1.771097          14,871,400        1996
                                    1.157835        1.498194          21,189,283        1995
                                    1.167040        1.157835          15,911,747        1994
                                    1.055548        1.167040           9,316,764        1993
                                    1.000000        1.055548           1,904,764        1992
MAS Funds Fixed Income              1.229760        1.335173           2,016,658        1997
Portfolio                           1.156444        1.229760             554,865        1996
                                    0.980782        1.156444             461,663        1995
                                    1.000000        0.980782              16,059        1994
MFS(R) Growth                       7.380232        9.012670           1,768,566        1997
Opportunities Fund-Class A          6.114190        7.380232           1,022,657        1996
                                    4.589533        6.114190           2,209,754        1995
                                    4.834037        4.589533           2,656,048        1994
                                    4.200054        4.834037           6,486,767        1993
                                    3.936838        4.200054           6,897,026        1992
                                    3.656615        3.936838           7,710,706        1991*

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

                                                        (Continued on next page)

                            Accumulation  Accumulation          Number of
                             Unit Value    Unit Value       Accumulation Units
                            At Beginning     At End         Outstanding At The
  Underlying Mutual Fund     Of Period     Of Period         End Of The Period         Year
MFS(R) High                   5.518160      6.168371             2,328,945              1997
Income Fund- Class A          4.949752      5.518160             1,009,326              1996
                              4.265493      4.949752             1,898,625              1995
                              4.422523      4.265493             1,736,718              1994
                              3.739642      4.422523             1,666,484              1993
                              3.225557      3.739642             1,036,199              1992
                              2.894993      3.225557               817,803              1991*
Massachusetts Investors      10.880822     15.968069               801,488              1997
Growth Stock Fund -           8.942612     10.880822               491,538              1996
Class A                       7.034148      8.942612               877,034              1995
                              7.613442      7.034148               876,723              1994
                              6.714892      7.613442               837,196              1993
                              6.368639      6.714892               711,003              1992
                              5.100857      6.368639               559,059              1991
Nationwide(R)                14.964379     20.697282             4,299,707              1997
Fund                         12.191058     14.964379             1,456,965              1996
                              9.468045     12.191058             2,755,666              1995
                              9.502760      9.468045             2,754,540              1994
                              8.985447      9.502760             2,950,704              1993
                              8.810680      8.985447             3,032,348              1992
                              7.837093      8.810680             2,238,323              1991*
Nationwide(R)                 3.083008      3.854877             1,987,181              1997
Growth Fund                   2.667201      3.083008             1,157,824              1996
                              2.092009      2.667201             2,409,384              1995
                              2.081399      2.092009             2,602,594              1994
                              1.887524      2.081399             6,293,504              1993
                              1.792687      1.887524             5,507,203              1992
                              1.498853      1.792687             4,283,563              1991*
Nationwide(R) Money           2.884848      3.003821            14,828,575              1997
Market Fund**                 2.774433      2.884848             6,821,937              1996
                              2.654661      2.774433            15,458,252              1995
                              2.583387      2.654661            14,664,113              1994
                              2.542721      2.583387            15,887,549              1993
                              2.487178      2.542721            17,431,451              1992
                              2.437912      2.487178            20,546,392              1991*
Neuberger & Berman            1.460410      1.706116            23,446,031              1997
Guardian Fund, Inc.           1.250781      1.460410             6,973,153              1996
                              0.955773      1.250781             7,940,457              1995
                              1.000000      0.955773               907,272              1994
Putnam Investors             13.594501     18.110411             3,305,277              1997
Fund-Class A                 11.305164     13.594501             1,545,059              1996
                              8.297318     11.305164             2,260,621              1995
                              8.652501      8.297318             2,145,377              1994
                              7.410567      8.652501             1,975,963              1993
                              6.934213      7.410567             1,682,860              1992
                              6.383603      6.934213             1,597,104              1991*
Putnam Voyager                3.074879      3.837109            52,162,678              1997
Fund-Class A                  2.752130      3.074879            22,936,312              1996
                              1.982311      2.752130            27,203,903              1995
                              1.992379      1.982311            19,751,850              1994
                              1.698751      1.992379            12,946,038              1993
                              1.563079      1.698751             5,917,563              1992
                              1.256187      1.563079             1,655,847              1991*
SEI Index Fund - S & P 500    1.139331      1.501834            38,540,683              1997
Index Portfolio               1.000000      1.139331             4,129,102              1996

*Period from July 1, 1991 (the date Participant accounts of the
 NACo Program were transferred from the Nationwide DC
 Variable Account to the NACo Variable Account and the NACo
 Variable Account commenced operations exclusive to the NACo
 Program).
**The 7-day yield on the Nationwide Money Market Fund as of December 31, 1997
  was 4.23%.
                                                        (Continued on next page)

                             Accumulation    Accumulation          Number of
                              Unit Value     Unit Value       Accumulation Units
                             At Beginning      At End         Outstanding At The
  Underlying Mutual Fund      Of Period      Of Period         End Of The Period        Year
Seligman Growth               10.720312     12.541848               772,926             1997
Fund, Inc.-Class A             8.934609     10.720312               381,977             1996
                               7.020585      8.934609               616,776             1995
                               7.370495      7.020585               582,039             1994
                               6.989639      7.370495               538,601             1993
                               6.340967      6.989639               364,304             1992
                               5.483042      6.340967               308,224             1991*
Short-Term Investments -       1.168909      1.222017             3,399,331             1997
Trust - Treasury               1.119630      1.168909             1,151,812             1996
Portfolio - Institutional      1.066889      1.119630             1,524,715             1995
Class ***                      1.034183      1.066889             1,223,255             1994
                               1.012172      1.034183               500,957             1993
                               1.000000      1.012172               246,584             1992
T. Rowe Price International    1.178559      1.198954            23,881,713             1997
Stock Fund(R)                  1.025854      1.178559             9,304,599             1996
                               0.929695      1.025854            10,412,582             1995
                               1.000000      0.929695             4,482,375             1994
Templeton Foreign Fund -       1.215580      1.284158            37,738,973             1997
Class I                        1.040054      1.215580            13,461,397             1996
                               0.944596      1.040054            16,316,118             1995
                               1.000000      0.944596             6,972,585             1994

***The 7-day yield on the Short-Term Investments Trust  - Treasury
     Portfolio - Institutional Class as of December 31, 1997 was
     3.91%.

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

TIER IIA (DECEMBER 31, 1995)                                    0.90%


                              Accumulation  Accumulation            Number of
                               Unit Value    Unit Value       Accumulation Units
                              At Beginning     At End          Outstanding At The
   Underlying Mutual Fund      Of Period     Of Period         End Of The Period        Year
American Century: Twentieth       4.564331      5.847874           2,972,496             1997
Century Growth                    4.258167      4.564331           6,416,724             1996
American Century: Twentieth       1.425323      1.739283          17,512,296             1997
Century Ultra                     1.349699      1.425323          17,364,360             1996
The Bond Fund of                  2.156482      2.334569             838,935             1997
America(SM), Inc.                 2.019231      2.156482           1,041,402             1996
The Dreyfus Third                 2.757360      3.535226           2,141,147             1997
Century Fund, Inc.                2.450467      2.757360           1,806,885             1996
Evergreen                         1.948154      2.424638             164,209             1997
Income and Growth Fund            1.797369      1.948154             267,437             1996
Federated U.S. Government         1.227166      1.302984             485,556             1997
Securities Fund: 2-5 years -      1.179520      1.227166             431,282             1996
Institutional Shares
Fidelity Capital &                4.097872      4.658156              50,755             1997
Income Fund                       3.859929      4.097872              76,382             1996
Fidelity Contrafund               1.589493      1.937547          23,258,606             1997
                                  1.428112      1.589493          22,719,185             1996
Fidelity Equity-Income Fund       5.361485      6.906673           6,412,368             1997
                                  4.790401      5.361485           7,437,534             1996
Fidelity Magellan(R) Fund         1.439922      1.806504           9,967,418             1997
                                  1.327329      1.439922          12,036,679             1996
Fidelity OTC Portfolio            1.681272      1.831396           2,364,115             1997
                                  1.509365      1.681272           1,269,335             1996
Fidelity Puritan Fund             1.317785      1.597871           2,540,462             1997
                                  1.202745      1.317785           3,037,801             1996
The Investment                    1.771690      2.279183           5,422,918             1997
Company of America(R)             1.588880      1.771690           5,329,249             1996
MAS Funds Fixed Income            1.230172      1.336288             274,281             1997
Portfolio                         1.148924      1.230172             236,446             1996
MFS(R) Growth                     7.382705      9.020195             235,276             1997
Opportunities Fund-Class A        6.921487      7.382705             323,628             1996
MFS(R) High                       5.520025      6.173570             244,788             1997
Income Fund- Class A              5.086868      5.520025             244,640             1996
Massachusetts Investors          10.884466     15.981395             111,799             1997
Growth Stock Fund -              10.146619     10.884466             155,643             1996
Nationwide(R)                    14.969386     20.714549             592,502             1997
Fund                             13.111630     14.969386             557,908             1996
Nationwide(R)                     3.084040      3.858094             360,606             1997
Growth Fund                       2.839932      3.084040             507,782             1996
Nationwide(R) Money               2.885823      3.006353           1,760,454             1997
Market Fund                       2.810833      2.885823           2,854,818             1996
Neuberger & Berman                1.460899      1.707540           3,222,201             1997
Guardian Fund, Inc.               1.325880      1.460899           2,513,725             1996
Putnam Investors                 13.599051     18.125525             329,877             1997
Fund-Class A                     12.145782     13.599051             371,840             1996
Putnam Voyager                    3.075909      3.840312           7,200,296             1997
Fund-Class A                      3.068900      3.075909           7,518,991             1996
SEI Index Fund - S & P 500        1.139711      1.503085           5,223,019             1997
Index Portfolio                   1.000000      1.139711           1,547,081             1996

                             Accumulation    Accumulation         Number of
                              Unit Value      Unit Value     Accumulation Units
                             At Beginning       At End       Outstanding At The
  Underlying Mutual Fund      Of Period       Of Period       End Of The Period    Year
Seligman Growth               10.723901       12.552317              80,990         1997
Fund, Inc.-Class A             9.776056       10.723901              90,771         1996
Short-Term Investments -       1.169304        1.223047             203,199         1997
Trust - Treasury               1.135916        1.169304             201,261         1996
Portfolio - Institutional
Class
T. Rowe Price International    1.178953        1.199955           3,056,840         1997
Stock Fund (R)                 1.108680        1.178953           3,705,323         1996
Templeton Foreign Fund -       1.215987        1.285230           5,823,447         1997
Class I                        1.114639        1.215987           5,803,820         1996

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

TIER IIIa (DECEMBER 31, 1995)...........................................0.80%

                              Accumulation  Accumulation           Number of
                               Unit Value    Unit Value       Accumulation Units
                              At Beginning     At End         Outstanding At The
   Underlying Mutual Fund      Of Period     Of Period         End Of The Period         Year
American Century: Twentieth       4.567388      5.857641           1,491,035              1997
Century Growth                    4.258179      4.567388           3,952,718              1996
American Century: Twentieth       1.426278      1.742188           9,471,388              1997
Century Ultra                     1.349702      1.426278          11,724,488              1996
The Bond Fund of                  2.157968      2.338535             597,695              1997
America(SM), Inc.                 2.019264      2.157968             737,276              1996
The Dreyfus Third                 2.759207      3.541129             917,688              1997
Century Fund, Inc.                2.450473      2.759207           1,075,140              1996
Evergreen                         1.949458      2.428687             130,014              1997
Income and Growth Fund            1.797374      1.949458             303,775              1996
Federated U.S. Government         1.227995      1.305179             241,356              1997
Securities Fund: 2-5 years -      1.179523      1.227995             184,497              1996
Institutional Shares
Fidelity Capital &                4.100640      4.666006             120,784              1997
Income Fund                       3.859939      4.100640             203,017              1996
Fidelity Contrafund               1.590557      1.940782          12,620,829              1997
                                  1.428116      1.590557          13,966,075              1996
Fidelity Equity-Income Fund       5.365074      6.918202           5,904,892              1997
                                  4.790414      5.365074           6,668,170              1996
Fidelity Magellan(R) Fund         1.440886      1.809520           5,726,530              1997
                                  1.327332      1.440886           6,812,829              1996
Fidelity OTC Portfolio            1.682398      1.834455           1,302,436              1997
                                  1.509369      1.682398             886,668              1996
Fidelity Puritan Fund             1.318667      1.600539           1,283,945              1997
                                  1.202749      1.318667           1,390,626              1996
The Investment                    1.772876      2.282988           2,356,594              1997
Company of America(R)             1.588884      1.772876           2,306,070              1996
MAS Funds Fixed Income            1.230995      1.338520              94,434              1997
Portfolio                         1.148928      1.230995             116,525              1996
MFS(R) Growth                     7.387651      9.035263             197,549              1997
Opportunities Fund-Class A        6.921506      7.387651             330,931              1996
MFS(R) High                       5.523753      6.183974             233,869              1997
Income Fund- Class A              5.086882      5.523753             252,930              1996
Massachusetts Investors          10.891758     16.008079              78,577              1997
Growth Stock Fund -              10.146647     10.891758             136,164              1996
Nationwide(R)                    14.979404     20.749126             355,149              1997
Fund                             13.111665     14.979404             289,479              1996
Nationwide(R)                     3.086105      3.864536              89,839              1997
Growth Fund                       2.839940      3.086105             133,215              1996
Nationwide(R) Money               2.887772      3.011419           1,219,186              1997
Market Fund                       2.810841      2.887772           1,754,115              1996
Neuberger & Berman                1.461877      1.710392           1,596,621              1997
Guardian Fund, Inc.               1.325883      1.461877           1,655,042              1996
Putnam Investors                 13.608156     18.155790             233,708              1997
Fund-Class A                     12.145815     13.608156             239,486              1996
Putnam Voyager                    3.077970      3.846728           3,817,279              1997
Fund-Class A                      3.068905      3.077970           4,941,310              1996
SEI Index Fund - S & P 500        1.140471      1.505589           3,491,065              1997
Index Portfolio                   1.000000      1.140471           1,023,459              1996

                             Accumulation  Accumulation           Number of
                              Unit Value    Unit Value       Accumulation Units
                             At Beginning     At End         Outstanding At The
  Underlying Mutual Fund      Of Period     Of Period         End Of The Period           Year
Seligman Growth               10.731082     12.573280                61,083               1997
Fund, Inc.-Class A             9.776083     10.731082               107,031               1996
Short-Term Investments -       1.170093      1.225108               331,148               1997
Trust - Treasury               1.135919      1.170093               394,386               1996
Portfolio - Institutional
Class
T. Rowe Price International    1.179742      1.201960             1,722,849               1997
Stock Fund(R)                  1.108683      1.179742             2,213,126               1996
Templeton Foreign Fund -       1.216800      1.287377             2,363,601               1997
Class I                        1.114642      1.216800             2,314,772               1996

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

TIER IVA (DECEMBER 31, 1995)                                              0.70%

                              Accumulation    Accumulation         Number of
                               Unit Value      Unit Value     Accumulation Units
                              At Beginning       At End       Outstanding At The
   Underlying Mutual Fund      Of Period       Of Period       End Of The Period    Year
American Century: Twentieth     4.570448        5.867425             672,795        1997
Century Growth                  4.258190        4.570448           6,694,438        1996
American Century: Twentieth     1.427234        1.745098           4,693,395        1997
Century Ultra                   1.349706        1.427234          24,600,287        1996
The Bond Fund of                2.159454        2.342504             293,584        1997
America(SM), Inc.               2.019297        2.159454           1,310,545        1996
The Dreyfus Third               2.761054        3.547042             724,635        1997
Century Fund, Inc.              2.450480        2.761054           2,645,579        1996
Evergreen                       1.950763        2.432742              90,044        1997
Income and Growth Fund          1.797380        1.950763             626,778        1996
Federated U.S. Government       1.228823        1.307377             199,160        1997
Securities Fund: 2-5 years-     1.179526        1.228823             925,850        1996
Institutional Shares
Fidelity Capital &              4.103407        4.673860              15,630        1997
Income Fund                     3.859950        4.103407             152,550        1996
Fidelity Contrafund             1.591621        1.944023           6,919,494        1997
                                1.428120        1.591621          26,974,645        1996
Fidelity Equity-Income Fund     5.368665        6.929751           1,480,026        1997
                                4.790428        5.368665          11,209,254        1996
Fidelity Magellan(R) Fund       1.441850        1.812541           2,947,714        1997
                                1.327336        1.441850          12,376,864        1996
Fidelity OTC Portfolio          1.683525        1.837520             498,827        1997
                                1.509373        1.683525           2,239,000        1996
Fidelity Puritan Fund           1.319550        1.603211             734,376        1997
                                1.202752        1.319550           3,250,797        1996
The Investment                  1.774063        2.286799           1,186,761        1997
Company of America(R)           1.588888        1.774063           4,423,281        1996
MAS Funds Fixed Income          1.231819        1.340756              84,398        1997
Portfolio                       1.148931        1.231819             359,528        1996
MFS(R) Growth                   7.392601        9.050357              33,173        1997
Opportunities Fund-Class A      6.921525        7.392601             399,976        1996
MFS(R) High                     5.527479        6.194384             108,967        1997
Income Fund- Class A            5.086896        5.527479             494,287        1996
Massachusetts Investors        10.899055       16.034807              28,741        1997
Growth Stock Fund -            10.146674       10.899055             248,216        1996
Nationwide(R)                  14.989429       20.783760             218,220        1997
Fund                           13.111701       14.989429             664,951        1996
Nationwide(R)                   3.088171        3.870989              62,008        1997
Growth Fund                     2.839948        3.088171             534,141        1996
Nationwide(R) Money             2.889720        3.016489           1,244,833        1997
Market Fund                     2.810849        2.889720           6,170,419        1996
Neuberger & Berman              1.462856        1.713248             828,370        1997
Guardian Fund, Inc.             1.325887        1.462856           3,851,735        1996
Putnam Investors               13.617267       18.186106              93,488        1997
Fund-Class A                   12.145848       13.617267             476,103        1996
Putnam Voyager                  3.080033        3.853154           1,919,434        1997
Fund-Class A                    3.068913        3.080033           9,182,389        1996
SEI Index Fund - S & P 500      1.141231        1.508098           1,436,973        1997
Index Portfolio                 1.000000        1.141231           2,582,625        1996

                             Accumulation  Accumulation          Number of
                              Unit Value    Unit Value       Accumulation Units
                             At Beginning     At End         Outstanding At The
  Underlying Mutual Fund      Of Period     Of Period        End Of The Period           Year
Seligman Growth               10.738267     12.594278                29,833               1997
Fund, Inc.-Class A             9.776109     10.738267               206,422               1996
Short-Term Investments -       1.170883      1.227171             1,061,646               1997
Trust - Treasury               1.135922      1.170883               549,456               1996
Portfolio - Institutional
Class
T. Rowe Price International    1.180532      1.203968               867,768               1997
Stock Fund(R)                  1.108686      1.180532             6,337,264               1996
Templeton Foreign Fund -       1.217615      1.289527             1,164,252               1997
Class I                        1.114645      1.217615             5,552,808               1996

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

TIER V                                                                  0.65%

                              Accumulation  Accumulation              Number of
                               Unit Value    Unit Value          Accumulation Units
                              At Beginning     At End            Outstanding At The
   Underlying Mutual Fund      Of Period     Of Period            End Of The Period           Year
American Century: Twentieth       4.776599      5.869391                2,322,606              1997
Century Growth
American Century: Twentieth       1.474619      1.745683               19,969,711              1997
Century Ultra
The Bond Fund of                  2.185294      2.343312                  753,555              1997
America(SM), Inc.
The Dreyfus Third                 2.913941      3.548231                2,219,012              1997
Century Fund, Inc.
Evergreen                         1.949492      2.433557                  297,366              1997
Income and Growth Fund
Federated U.S. Government         1.238301      1.307818                  579,571              1997
Securities Fund: 2-5 years -
Institutional Shares
Fidelity Capital & Income         4.139531      4.675440                   61,610              1997
Fund
Fidelity Contrafund               1.597582      1.944675               19,667,377              1997
Fidelity Equity-Income Fund       5.639098      6.932074                8,086,997              1997
Fidelity Magellan(R) Fund         1.494160      1.813149                6,992,191              1997
Fidelity OTC Portfolio            1.604136      1.838136                2,776,451              1997
Fidelity Puritan Fund             1.388317      1.603749                2,031,661              1997
The Investment                    1.890348      2.287566                2,872,363              1997
Company of America(R)
MAS Funds Fixed Income            1.248067      1.341206                  277,396              1997
Portfolio
MFS(R) Growth                     7.676856      9.053391                  212,160              1997
Opportunities Fund-Class A
MFS(R) High                       5.615972      6.196477                  418,967              1997
Income Fund- Class A
Massachusetts Investors          12.126811     16.040180                  117,830              1997
Growth Stock Fund -
Nationwide(R)                    16.412492     20.790728                  569,519              1997
Fund
Nationwide(R)                     3.194767      3.872287                  269,417              1997
Growth Fund
Nationwide(R) Money               2.930108      3.017508                3,269,252              1997
Market Fund
Neuberger & Berman                1.527855      1.713822                4,309,283              1997
Guardian Fund, Inc.
Putnam Investors                 14.574047     18.192202                  377,276              1997
Fund-Class A
Putnam Voyager                    3.048108      3.854445                6,307,757              1997
Fund-Class A
SEI Index Fund - S & P 500        1.234422      1.508603                5,095,657              1997
Index Portfolio

                              Accumulation  Accumulation          Number of
                               Unit Value    Unit Value       Accumulation Units
                              At Beginning     At End         Outstanding At The
   Underlying Mutual Fund      Of Period     Of Period         End Of The Period      Year
Seligman Growth                11.006405     12.598501               124,591          1997
Fund, Inc.-Class A
Short-Term Investments -        1.188793      1.227585               238,580          1997
Trust - Treasury
Portfolio - Institutional
Class
T. Rowe Price International     1.193159      1.204372             4,374,310          1997
Stock Fund
Templeton Foreign Fund(R) -     1.269907      1.289960             4,910,891          1997
Class I

*Period from July 1, 1991 (the date Participant accounts of the NACo Program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account commenced operations exclusive to the NACo Program).

Nationwide Professionally Managed Portfolios - The Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Conservative Portfolio, Nationwide Professionally Managed Portfolios - The Moderate Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Aggressive Portfolio, Nationwide Professionally Managed Portfolios - The Moderately Conservative Portfolio and NSAT - Nationwide Small Company Fund were first available January 19, 1998, and therefore unit value information is not available.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1998

                 GROUP FLEXIBLE FUND RETIREMENT CONTRACTS ISSUED
                         BY THE NACO VARIABLE ACCOUNT OF
                        NATIONWIDE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth the prospectus and should be read in conjunction with the prospectus dated May 1, 1998. The prospectus may be obtained from Nationwide Life Insurance Company, P.O. Box 16766, One Nationwide Plaza, Columbus, Ohio 43216, or by calling 1-800-545-4730, (T.T.Y. 1-800-848-0833).

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered ........................................1
Underwriters ................................................................2
Calculation of Performance ..................................................2
Annuity Payments.............................................................4
Financial Statements.........................................................5

GENERAL INFORMATION AND HISTORY

The Variable Account is a separate investment account of Nationwide Life Insurance Company (the "Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of Nationwide Insurance Enterprise.

SERVICES

The Company has responsibility for administration of the Contracts and the Variable Account, maintaining records, including name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contracts issued to each such Contract Owner and the Contract Value of each Contract.

All assets of the Variable Account are held in custody for safekeeping by the Company. The assets of each Sub-Account will be kept physically segregated and held separate and apart from assets of other Sub-Accounts and from assets of any other firm, person, or corporation. The Company will maintain a record of all and redemption for shares of the Underlying Mutual Fund held in each Sub-Account.

The Company, or affiliates of the Company, may have entered into agreements with either the investment adviser or distributor for several of the Underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular Underlying Mutual Funds. These fees in no way affect the Net Asset Value of the Underlying Mutual Funds or fees paid by the Contract Owner.


The audited financial statements have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.


PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

For those Plans which provide this Contract and the Company's Group Fixed Fund Retirement Contracts, the Contract Owner, or the Participant if the Plan so provides, may exchange Accumulation Units between any Sub-Account of the Variable Account and the deposit fund of the Group Fixed Fund Retirement Contract. Exchanges from the deposit fund to any Sub-Account of the Variable Account will be subject to the limitations of the Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at the Home Office.

UNDERWRITERS

The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of the Company. No underwriting commissions are paid by the Company to NAS.

CALCULATION OF PERFORMANCE


Any current yield quotations of the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1997, the Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts seven-day current yield were 4.23% and 3.91% respectively. The Nationwide Money Market Fund and the Short-Term Investments Trust Treasury Portfolio Sub-Accounts' seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Sub-Accounts, and at December 31, 1997 were 4.32% and 3.98% respectively.


The yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Sub-Accounts' portfolios, portfolio quality and average maturity, changes in interest rates, and the Sub-Accounts' expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the Net Asset Values will remain constant. It should be noted that a Contract Owner's investment in Nationwide Money Market Fund and the Short Term Investment Trust Treasury Portfolio Sub-Account is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

The Company may, from time to time, advertise several types of historical performance of the Sub-Accounts. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return". "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been available in the Variable Account if the Underlying Mutual Fund option has not been available in the Variable Account for any of the prescribed periods. THIS CALCULATION REFLECTS THE DEDUCTION OF ALL APPLICABLE CHARGES MADE TO THE CONTRACTS EXCEPT FOR PREMIUM TAXES, WHICH MAY BE IMPOSED BY CERTAIN STATES.

Nonstandardized "total return," calculated similar to standardized "average annual total return," illustrates the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods, or for a period covering the time the Underlying Mutual Fund option has been in existence. For those Underlying Mutual Fund options which have not been held as Sub-Accounts for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance such Underlying Mutual Fund options would have achieved (reduced by the same charges except the Participant Account Maintenance Charge and CDSC) had such Underlying Mutual Fund options been available in the Variable Account for the periods quoted. THE CDSC IS NOT REFLECTED BECAUSE THE CONTRACTS ARE DESIGNED FOR LONG TERM INVESTMENT. THE CDSC, IF REFLECTED, WOULD DECREASE THE LEVEL OF PERFORMANCE SHOWN. AN INITIAL INVESTMENT OF $10,000 IS ASSUMED BECAUSE THAT AMOUNT MORE CLOSELY

APPROXIMATES THE SIZE OF A TYPICAL CONTRACT THAN DOES THE $1,000 ASSUMPTION USED IN CALCULATING THE STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS.

The standardized average annual total return and nonstandardized total return quotations reflected are calculated as described in this section using Underlying Mutual Fund performance for the period ended December 31, 1997. However, the Company generally provides performance quotations on a more frequent basis, the results of which could reflect better or worse results than shown. The quotations and other comparative material advertised by the Company are based upon historical earnings and are not intended to represent or guarantee future results. A Contract Owner's or Participant's Account Value at redemption may be more or less than the original cost.

                              NACO VARIABLE ACCOUNT
                           SERIES PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                                  MONEY MARKET

------------------------------------------------------------------------------------------------------------------------
                                                             CURRENT YIELD PERIOD ENDING      EFFECTIVE YIELD PERIOD
                      SERIES OPTIONS                                   12/31/97                  ENDING 12/31/97
------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market Fund                                           4.23%                         4.32%
------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust-Treasury Portfolio -                        3.91%                         3.98%
Institutional Class
------------------------------------------------------------------------------------------------------------------------


                         SUB-ACCOUNT PERFORMANCE SUMMARY
                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                             OTHER THAN MONEY MARKET

----------------------------------------------------------------------------------------------------------------------
                                                             1 YEAR TO     3 YEARS TO    5 YEARS TO     10 YEARS TO
                   SUB ACCOUNT OPTIONS                        12/31/97      12/31/97      12/31/97        12/31/97
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                     24.06%        19.33%        11.25%          14.17%
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                      17.97%        22.44%        16.23%          20.66%
----------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                              4.20%         9.12%         6.73%           8.52%
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                           24.15%        27.71%        14.75%          14.98%
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                               20.40%        18.56%        11.58%          11.06%
----------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -          2.12%         5.81%         4.10%           6.29%
Institutional Shares
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                  9.62%        12.13%        10.60%          10.74%
----------------------------------------------------------------------------------------------------------------------
Fidelity ContraFund                                            17.84%        24.86%        18.13%          21.80%
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                    24.76%        25.47%        18.78%          15.47%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                       21.40%        22.54%        17.27%          17.67%
----------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                          4.87%        21.35%        13.14%          16.70%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                          17.19%        17.52%        14.63%          13.83%
----------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                           24.58%        24.44%        16.19%          15.14%
----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A            42.75%        30.65%        18.51%          16.88%
----------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                4.57%         9.73%         6.95%           8.70%
----------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund-Class A                        18.12%        24.37%        16.06%          13.59%
----------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-Class A                                  7.78%        12.03%         9.99%           9.48%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                              34.31%        28.99%        17.75%          16.42%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                       21.04%        21.70%        14.90%          13.75%
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                         12.82%        20.39%        14.59%          16.27%
----------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund-Class A                                  29.22%        28.92%        19.17%          16.19%
----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                    20.79%        23.76%        17.28%          17.83%
----------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                    27.82%        28.83%        18.44%          16.48%
----------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                             12.99%        20.43%        11.90%          13.51%
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                      -2.27%         7.71%        11.46%           9.41%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                1.64%         9.68%        12.37%          11.31%
----------------------------------------------------------------------------------------------------------------------

            SUB-ACCOUNT PERFORMANCE SUMMARY -- NACO VARIABLE ACCOUNT
                          NON-STANDARDIZED TOTAL RETURN

(The above return figures quoted below do not reflect the deduction of the Participant Account Maintenance Charge or any applicable Contingent Deferred Sales Charges)

----------------------------------------------------------------------------------------------------------------------
                                                              1 YEAR TO     3 YEARS TO    5 YEARS TO      10 YEARS TO
                    SUB ACCOUNT OPTIONS                        12/31/97      12/31/97      12/31/97         12/31/97
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Growth                      28.06%        20.26%         11.77%          14.29%
----------------------------------------------------------------------------------------------------------------------
American Century: Twentieth Century Ultra                       21.97%        23.33%         16.66%          20.74%
----------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                               8.20%        10.23%          7.34%           8.71%
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century(R)Fund, Inc.                          28.15%        28.52%         15.20%          15.09%
----------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                                24.40%        19.51%         12.09%          11.21%
----------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 years -           6.12%         6.99%          4.77%           6.52%
Institutional Shares
----------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                                  13.62%        13.18%         11.13%          10.90%
----------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                             21.84%        25.71%         18.54%          21.86%
----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                                     28.76%        26.31%         19.18%          15.58%
----------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                        25.40%        23.42%         17.69%          17.76%
----------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                           8.87%        22.25%         13.62%          16.80%
----------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                           21.19%        18.48%         15.09%          13.96%
----------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R)                            28.58%        25.29%         16.62%          15.26%
----------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A             46.75%        31.43%         18.92%          16.98%
----------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                                 8.57%        10.83%          7.56%           8.88%
----------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund-Class A                         22.12%        25.23%         16.50%          13.71%
----------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund-Class A                                  11.78%        13.08%         10.53%           9.66%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund                                               38.31%        29.78%         18.16%          16.52%
----------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund                                        25.04%        22.60%         15.35%          13.87%
----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Guardian Fund, Inc.                          16.82%        21.31%         15.05%          16.37%
----------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund-Class A                                   33.22%        29.72%         19.57%          16.29%
----------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund-Class A                                     24.79%        24.63%         17.70%          17.92%
----------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S & P 500 Index Portfolio                     31.82%        29.63%         18.84%          16.58%
----------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.-Class A                              16.99%        21.34%         12.40%          13.64%
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                        1.73%         8.85%         11.97%           9.58%
----------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class I                                 5.64%        10.78%         12.87%          11.46%
----------------------------------------------------------------------------------------------------------------------

ANNUITY PAYMENTS

See "Distribution of Participant Accounts (Retirement Period)" located in the prospectus.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of NACo Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.




                                                        KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                              NACO VARIABLE ACCOUNT

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century: Twentieth Century Growth Fund (ACTCGro)
         4,291,370 shares (cost $88,601,874) .............................................................  $   103,035,805
      American Century: Twentieth Century Ultra Fund (ACTCUltra)
         8,004,428 shares (cost $216,934,024) ............................................................      218,520,874
      The Bond Fund of America(SM), Inc. (BdFdAm)
         1,062,195 shares (cost $14,617,410) .............................................................       14,870,732
      The Dreyfus Third Century Fund, Inc. (Dry3dCen)
         5,002,424 shares (cost $45,056,483) .............................................................       52,575,475
      Evergreen Income and Growth Fund - Class Y (EvIncGro)
         168,957 shares (cost $3,368,230) ................................................................        4,043,133
      Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
         404,319 shares (cost $4,264,947) ................................................................        4,297,907
      Fidelity Capital & Income Fund (FidCapInc)
         265,562 shares (cost $2,237,282) ................................................................        2,658,279
      Fidelity Contrafund (FidContr)
         6,884,041 shares (cost $270,249,054) ............................................................      321,002,831
      Fidelity Equity-Income Fund (FidEqInc)
         6,743,244 shares (cost $239,634,342) ............................................................      353,413,444
      Fidelity Magellan(R) Fund (FidMgln)
         1,306,291 shares (cost $104,252,765) ............................................................      124,450,301
      Fidelity OTC Portfolio (FidOTC)
         941,944 shares (cost $31,926,103) ...............................................................       31,508,034
      Fidelity Puritan(R) Fund (FidPurtn)
         1,634,297 shares (cost $28,386,708) .............................................................       31,672,685
      The Investment Company of America(R) (InvCoAm)
         2,554,066 shares (cost $57,497,295) .............................................................       72,152,374
      MAS Funds - Fixed Income Portfolio (MASFIP)
         226,135 shares (cost $2,700,953) ................................................................        2,695,530
      MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
         1,146,474 shares (cost $13,461,885) .............................................................       15,958,923
      MFS(R) High Income Fund - Class A (MFSHiInc)
         2,601,403 shares (cost $14,193,356) .............................................................       14,385,760
      Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
         1,031,758 shares (cost $11,575,941) .............................................................       12,814,439
      Nationwide(R) Fund (NWFund)
         3,363,858 shares (cost $68,052,739) .............................................................       89,108,593

      Nationwide(R) Growth Fund (NWGroFd)
         523,849 shares (cost $6,208,414) ................................................................        7,669,144
      Nationwide(R) Money Market Fund (NWMyMkt)
         44,019,657 shares (cost $44,019,657) ............................................................       44,019,657
      Neuberger & Berman Guardian Fund (NBGuard)
         1,546,964 shares (cost $40,472,926) .............................................................       40,066,366
      Putnam Investors Fund - Class A (PutInvFd)
         5,331,304 shares (cost $50,456,063) .............................................................       59,923,856
      Putnam Voyager Fund - Class A (PutVoyFd)
         10,519,384 shares (cost $161,006,964) ...........................................................      200,394,263
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         1,891,075 shares (cost $50,913,658) .............................................................       57,961,448
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,596,635 shares (cost $9,021,423) ..............................................................        9,707,543
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         4,160,006 shares (cost $4,160,006) ..............................................................        4,160,006
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,136,462 shares (cost $31,045,917) .............................................................       28,671,326
      Templeton Foreign Fund - Class I (TemForFd)
         4,876,616 shares (cost $50,264,551) .............................................................       48,522,327
                                                                                                              -------------
            Total investments ............................................................................    1,970,261,055
   Accounts receivable ...................................................................................          599,224
                                                                                                              -------------
            Total assets .................................................................................    1,970,860,279
ACCOUNTS PAYABLE .........................................................................................           66,032
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .........................................................................  $ 1,970,794,247
                                                                                                              =============

See accompanying notes to financial statements.

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    TOTAL                           ACTCGRO
                                                       --------------   -------------     -----------     -----------
                                                            1997             1996            1997             1996
                                                       --------------   -------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $   21,526,606      18,399,398              -        1,237,485
Mortality and expense charges (note 2) .............       (8,687,459)     (6,124,188)       (597,743)       (773,702)
Administration charge (note 2)
      Tier I .......................................       (3,835,645)     (2,597,055)       (241,160)       (321,103)
      Tier II ......................................       (1,270,800)       (836,073)       (106,219)       (117,371)
      Tier III .....................................         (639,538)       (432,408)        (42,450)        (57,199)
      Tier IV ......................................         (235,537)       (589,120)        (19,525)        (69,950)
      Tier V .......................................         (354,719)             -          (23,235)             -
                                                       --------------   -------------     -----------     -----------
  Net investment activity ..........................        6,502,908       7,820,554      (1,030,332)       (101,840)
Proceeds from mutual fund shares sold ..............      390,188,601     129,158,279      76,437,716      21,718,951
Cost of mutual fund shares sold ....................     (330,761,963)   (119,175,064)    (77,270,118)    (19,610,019)
                                                       --------------   -------------     -----------     -----------
  Realized gain (loss) on investments ..............       59,426,638       9,983,215        (832,402)      2,108,932
Change in unrealized gain (loss) on investments ....      133,294,095      79,007,949      13,050,693      15,963,893
                                                       --------------   -------------     -----------     -----------
  Net gain (loss) on investments ...................      192,720,733      88,991,164      12,218,291      18,072,825
                                                       --------------   -------------     -----------     -----------
Reinvested capital gains ...........................      158,561,197      78,266,596      15,163,270       1,663,504
                                                       --------------   -------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............      357,784,838     175,078,314      26,351,229      19,634,489
                                                       --------------   -------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................      428,935,376     318,493,085       9,656,125      16,288,513
Transfers between funds ............................               -               -      (67,825,676)    (26,081,481)
Redemptions ........................................     (222,355,417)    (71,502,064)    (15,764,285)     (8,867,521)
Adjustments to maintain reserves ...................         (104,195)       (127,810)          1,467          (8,235)
                                                       --------------   -------------     -----------     -----------
    Net equity transactions ........................      206,475,764     246,863,211     (73,932,369)    (18,668,724)
Net change in contract owners' equity ..............      564,260,602     421,941,525     (47,581,140)        965,765
Contract owners' equity beginning of period ........    1,406,533,645     984,592,120     150,619,441     149,653,676
                                                       --------------   -------------     -----------     -----------
Contract owners' equity end of period ..............   $1,970,794,247   1,406,533,645     103,038,301     150,619,441
                                                       ==============   =============     ===========     ===========

                                                                  ACTCULTRA                        BDFDAM
                                                       --------------   ------------     -----------     -----------
                                                            1997            1996             1997            1996
                                                       --------------   ------------     -----------     -----------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $       83,084             -        1,010,649         983,502
Mortality and expense charges (note 2) .............         (953,698)      (648,777)        (71,217)        (68,410)
Administration charge (note 2)
      Tier I .......................................         (405,576)      (271,468)        (32,333)        (31,741)
      Tier II ......................................         (141,718)       (87,166)        (10,968)         (8,216)
      Tier III .....................................          (62,578)       (43,731)         (5,391)         (4,757)
      Tier IV ......................................          (28,453)       (66,121)         (1,857)         (5,977)
      Tier V .......................................          (45,144)            -           (2,386)             -
                                                       --------------   ------------     -----------     -----------
  Net investment activity ..........................       (1,554,083)    (1,117,263)        886,497         864,401
Proceeds from mutual fund shares sold ..............       30,918,833     10,123,449       6,105,619       3,918,729
Cost of mutual fund shares sold ....................      (20,795,085)    (7,647,599)     (5,779,601)     (4,170,224)
                                                       --------------   ------------     -----------     -----------
  Realized gain (loss) on investments ..............       10,123,748      2,475,850         326,018        (251,495)
Change in unrealized gain (loss) on investments ....      (17,363,508)     5,194,710         (75,230)        120,398
                                                       --------------   ------------     -----------     -----------
  Net gain (loss) on investments ...................       (7,239,760)     7,670,560         250,788        (131,097)
                                                       --------------   ------------     -----------     -----------
Reinvested capital gains ...........................       44,171,059      8,455,551              -               -
                                                       --------------   ------------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............       35,377,216     15,008,848       1,137,285         733,304
                                                       --------------   ------------     -----------     -----------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................       53,715,959     44,415,944       2,197,440       2,665,962
Transfers between funds ............................        3,392,831       (123,456)       (571,835)     (1,815,612)
Redemptions ........................................      (23,610,763)    (9,988,739)     (1,874,029)     (1,020,041)
Adjustments to maintain reserves ...................          (32,791)         4,505            (934)           (388)
                                                       --------------   ------------     -----------     -----------
    Net equity transactions ........................       33,465,236     34,308,254        (249,358)       (170,079)
Net change in contract owners' equity ..............       68,842,452     49,317,102         887,927         563,225
Contract owners' equity beginning of period ........      149,650,009    100,332,907      13,981,906      13,418,681
                                                       --------------   ------------     -----------     -----------
Contract owners' equity end of period ..............   $  218,492,461    149,650,009      14,869,833      13,981,906
                                                       ==============   ============     ===========     ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       Dry3dCen                        EvincGro
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $     91,287          58,249         195,572         230,814
Mortality and expense charges (note 2) ...................       (221,903)       (128,394)        (21,028)        (22,935)
Administration charge (note 2)
      Tier I .............................................        (97,392)        (55,900)         (9,235)         (9,315)
      Tier II ............................................        (34,054)        (16,664)         (2,503)         (2,088)
      Tier III ...........................................        (11,626)         (7,707)         (1,203)         (1,899)
      Tier IV ............................................         (7,396)        (13,044)           (764)         (2,724)
      Tier V .............................................         (9,978)             -           (1,117)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (291,062)       (163,460)        159,722         191,853
Proceeds from mutual fund shares sold ....................      4,764,654       2,082,457       1,435,669         812,536
Cost of mutual fund shares sold ..........................     (3,479,290)     (1,902,636)     (1,298,478)       (810,548)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,285,364         179,821         137,191           1,988
Change in unrealized gain (loss) on investments ..........      5,489,938       1,051,717         361,146         299,106
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      6,775,302       1,231,538         498,337         301,094
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................      4,107,891       4,062,877         250,452              -
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     10,592,131       5,130,955         908,511         492,947
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................      9,531,871       4,367,438         219,542         263,265
Transfers between funds ..................................      6,920,263       1,020,985        (890,063)       (690,152)
Redemptions ..............................................     (4,743,489)     (1,289,248)       (615,031)       (236,697)
Adjustments to maintain reserves .........................         (2,888)         (1,444)           (227)            (57)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     11,705,757       4,097,731      (1,285,779)       (663,641)
Net change in contract owners' equity ....................     22,297,888       9,228,686        (377,268)       (170,694)
Contract owners' equity beginning of period ..............     30,274,825      21,046,139       4,420,173       4,590,867
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 52,572,713      30,274,825       4,042,905       4,420,173
                                                             ============    ============    ============    ============

                                                                   FedUSGvt                        FidCapInc
                                                         ------------    -------------   -------------   -------------
                                                             1997            1996            1997            1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends .................................   $    209,493          165,458         200,858         254,679
Mortality and expense charges (note 2) ...............        (18,574)         (15,988)        (14,160)        (15,511)
Administration charge (note 2)
      Tier I .........................................         (7,959)          (6,388)         (5,604)         (5,478)
      Tier II ........................................         (2,671)          (1,708)         (1,301)         (1,341)
      Tier III .......................................           (799)            (702)         (1,998)         (2,553)
      Tier IV ........................................           (688)          (2,234)           (614)         (1,397)
      Tier V .........................................         (1,002)              -             (434)             -
                                                         ------------    -------------   -------------   -------------
  Net investment activity ............................        177,800          138,438         176,747         228,399
Proceeds from mutual fund shares sold ................      3,311,692        1,121,910         708,617         402,846
Cost of mutual fund shares sold ......................     (3,290,687)      (1,104,963)       (510,739)       (303,343)
                                                         ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ................         21,005           16,947         197,878          99,503
Change in unrealized gain (loss) on investments ......         34,443          (74,664)         (9,038)        (32,719)
                                                         ------------    -------------   -------------   -------------
  Net gain (loss) on investments .....................         55,448          (57,717)        188,840          66,784
                                                         ------------    -------------   -------------   -------------
Reinvested capital gains .............................             -                -               -               -
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...............        233,248           80,721         365,587         295,183
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ....................................        845,763          917,785              13              79
Transfers between funds ..............................        373,832          (15,253)       (236,823)       (206,511)
Redemptions ..........................................       (638,843)        (302,046)       (447,420)       (151,301)
Adjustments to maintain reserves .....................           (213)            (236)           (261)           (258)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ..........................        580,539          600,250        (684,491)       (357,991)
Net change in contract owners' equity ................        813,787          680,971        (318,904)        (62,808)
Contract owners' equity beginning of period ..........      3,483,920        2,802,949       2,976,924       3,039,732
                                                         ------------    -------------   -------------   -------------
Contract owners' equity end of period ................   $  4,297,707        3,483,920       2,658,020       2,976,924
                                                         ============    =============   =============   =============


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                      FidContr                         FidEqInc
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,195,540       1,729,074       6,194,440       5,475,347
Mortality and expense charges (note 2) ...................     (1,359,850)       (798,784)     (1,565,778)     (1,122,012)
Administration charge (note 2)
      Tier I .............................................       (616,290)       (344,719)       (659,522)       (446,967)
      Tier II ............................................       (203,894)       (114,869)       (215,189)       (139,206)
      Tier III ...........................................        (95,933)        (53,673)       (143,887)        (98,535)
      Tier IV ............................................        (39,669)        (73,089)        (32,619)       (114,864)
      Tier V .............................................        (48,345)             -          (72,789)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................       (168,441)        343,940       3,504,656       3,553,763
Proceeds from mutual fund shares sold ....................     21,045,430       1,366,015      28,097,646       2,277,100
Cost of mutual fund shares sold ..........................    (13,726,446)     (1,138,648)    (13,468,143)     (1,372,592)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      7,318,984         227,367      14,629,503         904,508
Change in unrealized gain (loss) on investments ..........     19,495,166      16,820,570      46,925,897      25,291,931
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................     26,814,150      17,047,937      61,555,400      26,196,439
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................     27,727,162      12,840,593      13,064,496      10,075,492
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................     54,372,871      30,232,470      78,124,552      39,825,694
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     80,513,062      56,201,369      50,674,836      37,458,833
Transfers between funds ..................................     17,826,645      10,119,538      11,399,955       1,709,515
Redemptions ..............................................    (33,838,679)     (8,109,140)    (39,688,848)     (9,799,106)
Adjustments to maintain reserves .........................        (25,668)        (82,591)         (5,107)        (10,973)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     64,475,360      58,129,176      22,380,836      29,358,269
Net change in contract owners' equity ....................    118,848,231      88,361,646     100,505,388      69,183,963
Contract owners' equity beginning of period ..............    202,139,639     113,777,993     252,903,435     183,719,472
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $320,987,870     202,139,639     353,408,823     252,903,435
                                                             ============    ============    ============    ============

                                                                      FidMgIn                          FidOTC
                                                            ------------    -------------   -------------   -------------
                                                                1997            1996             1997           1996
                                                            ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ....................................   $  1,505,116        1,231,059              -           23,360
Mortality and expense charges (note 2) ..................       (556,391)        (470,560)       (130,795)        (45,939)
Administration charge (note 2)
      Tier I ............................................       (265,730)        (210,832)        (56,929)        (18,847)
      Tier II ...........................................        (82,339)         (67,570)        (17,458)         (5,450)
      Tier III ..........................................        (40,641)         (30,164)         (8,619)         (2,930)
      Tier IV ...........................................        (14,355)         (40,626)         (3,645)         (5,320)
      Tier V ............................................        (16,376)              -           (6,672)             -
                                                            ------------    -------------   -------------   -------------
  Net investment activity ...............................        529,284          411,307        (224,118)        (55,126)
Proceeds from mutual fund shares sold ...................     12,485,988        9,511,017       7,535,213       5,210,061
Cost of mutual fund shares sold .........................     (9,950,443)      (9,021,392)     (6,716,721)     (4,935,771)
                                                            ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...................      2,535,545          489,625         818,492         274,290
Change in unrealized gain (loss) on investments .........     15,085,951       (5,107,582)       (488,087)        192,680
                                                            ------------    -------------   -------------   -------------
  Net gain (loss) on investments ........................     17,621,496       (4,617,957)        330,405         466,970
                                                            ------------    -------------   -------------   -------------
Reinvested capital gains ................................      6,362,186       13,496,407       2,202,654       1,432,109
                                                            ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..................     24,512,966        9,289,757       2,308,941       1,843,953
                                                            ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners .......................................     25,481,895       31,416,476      11,403,571       5,657,606
Transfers between funds .................................     (7,601,758)     (21,447,207)      7,515,284       2,619,455
Redemptions .............................................    (13,965,007)      (6,185,751)     (3,842,544)       (953,105)
Adjustments to maintain reserves ........................         (3,444)          (3,719)         (3,592)          2,639
                                                            ------------    -------------   -------------   -------------
    Net equity transactions .............................      3,911,686        3,779,799      15,072,719       7,326,595
Net change in contract owners' equity ...................     28,424,652       13,069,556      17,381,660       9,170,548
Contract owners' equity beginning of period .............     96,022,426       82,952,870      14,122,665       4,952,117
                                                            ------------    -------------   -------------   -------------
Contract owners' equity end of period ...................   $124,447,078       96,022,426      31,504,325      14,122,665
                                                            ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       FIDPURTN                        INVCOAM
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,002,542         663,018       1,117,268         858,735
  Mortality and expense charges (note 2) ...................     (137,123)        (92,533)       (310,471)       (201,765)
  Administration charge (note 2)
      Tier I .............................................        (66,667)        (42,011)       (147,489)        (98,152)
      Tier II ............................................        (21,034)        (14,101)        (56,789)        (31,791)
      Tier III ...........................................         (8,864)         (4,836)        (20,464)        (10,503)
      Tier IV ............................................         (3,289)         (8,068)         (5,858)        (14,185)
      Tier V .............................................         (4,128)             -           (8,057)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        761,437         501,469         568,140         502,339
  Proceeds from mutual fund shares sold ....................    3,662,742         962,001       4,672,687         675,337
  Cost of mutual fund shares sold ..........................   (2,886,331)       (865,169)     (2,891,566)       (513,445)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................        776,411          96,832       1,781,121         161,892
  Change in unrealized gain (loss) on investments ..........    2,156,757         169,722       6,778,676       4,136,181
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      2,933,168         266,554       8,559,797       4,298,073
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................    1,480,106       1,666,308       6,012,594       1,928,126
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      5,174,711       2,434,331      15,140,531       6,728,538
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ........................................      8,122,684       7,953,081      14,055,579      10,683,322
  Transfers between funds ..................................      359,606      (1,017,005)      2,266,399         378,502
  Redemptions ..............................................   (3,573,534)       (916,941)     (7,025,850)     (1,818,340)
  Adjustments to maintain reserves .........................         (346)         (2,681)           (636)         (1,655)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................      4,908,410       6,016,454       9,295,492       9,241,829
Net change in contract owners' equity ....................     10,083,121       8,450,785      24,436,023      15,970,367
Contract owners' equity beginning of period ..............     21,589,381      13,138,596      47,716,024      31,745,657
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 31,672,502      21,589,381      72,152,047      47,716,024
                                                             ============    ============    ============    ============

                                                                          MASFIP                         MFSGROPP
                                                               ------------    -------------   -------------   -------------
                                                                   1997             1996            1997            1996
                                                               ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................................   $  138,468           80,179              -               -
  Mortality and expense charges (note 2) .....................      (10,147)          (5,596)        (81,246)        (74,504)
  Administration charge (note 2)
      Tier I ...............................................         (5,562)          (2,333)        (36,299)        (32,153)
      Tier II ..............................................         (1,154)            (809)        (11,776)         (9,036)
      Tier III .............................................           (317)            (322)         (6,917)         (7,134)
      Tier IV ..............................................           (281)            (582)         (2,083)         (6,237)
      Tier V ...............................................           (387)              -           (2,838)             -
                                                               ------------    -------------   -------------   -------------
  Net investment activity ..................................        120,620           70,537        (141,159)       (129,064)
  Proceeds from mutual fund shares sold ......................    1,286,155          507,874       2,859,690       1,150,785
  Cost of mutual fund shares sold ............................   (1,260,770)        (513,015)     (2,016,264)       (948,141)
                                                               ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ......................         25,385           (5,141)        843,426         202,644
  Change in unrealized gain (loss) on investments ............       (5,429)             991         547,661         996,452
                                                               ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...........................         19,956           (4,150)      1,391,087       1,199,096
                                                               ------------    -------------   -------------   -------------
  Reinvested capital gains ...................................       35,341           15,684       1,975,637       1,657,280
                                                               ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................        175,917           82,071       3,225,565       2,727,312
                                                               ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................        796,916          757,253         289,620         323,809
  Transfers between funds ....................................      552,003          238,058        (778,278)       (372,651)
  Redemptions ................................................     (388,815)         (51,714)     (2,103,012)       (840,556)
  Adjustments to maintain reserves ...........................          122              (20)        (13,012)        (10,408)
                                                               ------------    -------------   -------------   -------------
    Net equity transactions ................................        960,226          943,577      (2,604,682)       (899,806)
Net change in contract owners' equity ......................      1,136,143        1,025,648         620,883       1,827,506
Contract owners' equity beginning of period ................      1,559,535          533,887      15,338,362      13,510,856
                                                               ------------    -------------   -------------   -------------
Contract owners' equity end of period ......................   $  2,695,678        1,559,535      15,959,245      15,338,362
                                                               ============    =============   =============   =============

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       MFSHIINC                        MFSGRSTK
                                                             ------------    -------------   -------------   -------------
                                                                 1997            1996             1997           1996
                                                             ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................... $  1,110,356         889,431           5,750              -
  Mortality and expense charges (note 2) ...................      (64,630)        (52,543)        (60,114)        (48,355)
  Administration charge (note 2)
      Tier I ...............................................      (27,160)        (22,596)        (25,523)        (19,892)
      Tier II ..............................................       (8,510)         (5,087)         (8,400)         (5,932)
      Tier III .............................................       (4,958)         (3,885)         (5,187)         (3,649)
      Tier IV ..............................................       (1,712)         (5,842)         (1,546)         (5,102)
      Tier V ...............................................       (3,381)             -           (2,624)             -
                                                             ------------    ------------    ------------    ------------
   Net investment activity .................................    1,000,005         799,478         (97,644)        (82,930)
  Proceeds from mutual fund shares sold ....................   11,436,316       4,588,314       4,936,847       1,966,038
  Cost of mutual fund shares sold ..........................  (10,796,798)     (4,584,436)     (4,951,950)     (1,887,331)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ......................      639,518           3,878         (15,103)         78,707
  Change in unrealized gain (loss) on investments ..........     (181,828)        309,388       2,506,771        (849,763)
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments ...........................      457,690         313,266       2,491,668        (771,056)
                                                             ------------    ------------    ------------    ------------
  Reinvested capital gains .................................           -               -        1,959,714       2,673,340
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .....................    1,457,695       1,112,744       4,353,738       1,819,354
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
  contract owners ..........................................    2,868,284       1,750,588       1,918,046       1,557,760
  Transfers between funds ..................................      346,011        (516,810)     (3,240,441)        525,257
  Redemptions ..............................................   (1,335,492)       (693,668)     (1,447,659)       (513,838)
  Adjustments to maintain reserves .........................        1,475          (1,252)          1,016            (695)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ................................    1,880,278         538,858      (2,769,038)      1,568,484
  Net change in contract owners' equity ....................    3,337,973       1,651,602       1,584,700       3,387,838
  Contract owners' equity beginning of period ..............   11,049,325       9,397,723      11,230,813       7,842,975
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ...................... $ 14,387,298      11,049,325      12,815,513      11,230,813
                                                             ============    ============    ============    ============

                                                                    NWFUND                          NWGROFD
                                                         ------------    -------------   -------------   -------------
                                                             1997             1996            1997           1996
                                                         ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................................. $    858,226          665,218          60,952          73,925
  Mortality and expense charges (note 2) ...............     (330,998)        (197,452)        (38,660)        (34,864)
  Administration charge (note 2)
      Tier I ...........................................     (148,673)         (83,411)        (17,881)        (14,949)
      Tier II ..........................................      (47,277)         (30,586)         (6,779)         (6,067)
      Tier III .........................................      (25,296)         (11,762)         (2,338)         (1,259)
      Tier IV ..........................................       (9,148)         (18,775)           (622)         (3,428)
      Tier V ...........................................      (12,503)              -           (1,460)             -
                                                         ------------    -------------   -------------   -------------
    Net investment activity ............................      284,331          323,232          (6,788)         13,358
  Proceeds from mutual fund shares sold ................    6,266,837        2,896,804       1,515,017         589,678
  Cost of mutual fund shares sold ......................   (3,680,205)      (2,273,962)       (992,381)       (443,098)
                                                         ------------    -------------   -------------   -------------
    Realized gain (loss) on investments ................    2,586,632          622,842         522,636         146,580
  Change in unrealized gain (loss) on investments ......   13,332,389        4,317,064         283,755         350,942
                                                         ------------    -------------   -------------   -------------
    Net gain (loss) on investments .....................   15,919,021        4,939,906         806,391         497,522
                                                         ------------    -------------   -------------   -------------
  Reinvested capital gains .............................    4,357,194        2,639,185         928,742         474,821
                                                         ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .................   20,560,546        7,902,323       1,728,345         985,701
                                                         ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ....................................   17,504,981        5,816,573         423,584         540,709
  Transfers between funds ..............................   15,259,707         (221,892)       (580,789)       (505,058)
  Redemptions ..........................................   (8,674,178)      (2,632,012)     (1,098,214)       (251,120)
  Adjustments to maintain reserves .....................       (2,327)          (1,901)            (35)           (308)
                                                         ------------    -------------   -------------   -------------
    Net equity transactions ............................   24,088,183        2,960,768      (1,255,454)       (215,777)
  Net change in contract owners' equity ................   44,648,729       10,863,091         472,891         769,924
  Contract owners' equity beginning of period ..........   44,457,575       33,594,484       7,196,235       6,426,311
                                                         ------------    -------------   -------------   -------------
  Contract owners' equity end of period ................ $ 89,106,304       44,457,575       7,669,126       7,196,235
                                                         ============    =============   =============   =============

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       NWMYMKT                         NBGUARD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $  2,538,526       2,149,385         219,518         196,669
Mortality and expense charges (note 2) ...................       (254,376)       (232,068)       (170,400)        (83,256)
Administration charge (note 2)
      Tier I .............................................        (95,174)        (78,586)        (72,318)        (33,390)
      Tier II ............................................        (27,102)        (26,094)        (24,787)        (11,620)
      Tier III ...........................................        (17,915)        (14,966)        (10,868)         (5,748)
      Tier IV ............................................        (10,690)        (34,876)         (4,336)         (8,820)
      Tier V .............................................        (17,451)             -           (9,033)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................      2,115,818       1,762,795         (72,224)         53,835
Proceeds from mutual fund shares sold ....................     65,472,045      36,057,505       4,722,451       1,397,739
Cost of mutual fund shares sold ..........................    (65,472,045)    (36,057,505)     (3,617,011)     (1,206,162)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................             -               -        1,105,440         191,577
Change in unrealized gain (loss) on investments ..........             -               -       (1,847,382)      1,430,910
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................             -               -         (741,942)      1,622,487
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................             -               -        5,284,078       1,002,975
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      2,115,818       1,762,795       4,469,912       2,679,297
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     10,477,258       5,939,190      14,909,263      10,662,720
Transfers between funds ..................................    (10,384,252)      6,268,382       3,648,156        (308,504)
Redemptions ..............................................     (8,399,390)     (6,040,030)     (4,870,821)     (1,054,373)
Adjustments to maintain reserves .........................           (686)         (3,204)         (7,439)           (951)
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     (8,307,070)      6,164,338      13,679,159       9,298,892
Net change in contract owners' equity ....................     (6,191,252)      7,927,133      18,149,071      11,978,189
Contract owners' equity beginning of period ..............     50,815,017      42,887,884      21,909,962       9,931,773
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 44,623,765      50,815,017      40,059,033      21,909,962
                                                             ============    ============    ============    ============

                                                                  PUTINVFD                        PUTVOYFD
                                                        ------------    -------------   -------------   -------------
                                                            1997            1996            1997             1996
                                                        ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ................................   $    201,337          183,827              -               -
Mortality and expense charges (note 2) ..............       (245,470)        (156,121)       (845,606)       (550,692)
Administration charge (note 2)
      Tier I ........................................       (128,526)         (80,822)       (392,409)       (249,007)
      Tier II .......................................        (26,541)         (17,637)       (122,438)        (74,066)
      Tier III ......................................        (18,768)          (8,805)        (56,223)        (37,901)
      Tier IV .......................................         (4,493)         (11,839)        (24,210)        (47,307)
      Tier V ........................................         (8,093)              -          (30,696)             -
                                                        ------------    -------------   -------------   -------------
  Net investment activity ...........................       (230,554)         (91,397)     (1,471,582)       (958,973)
Proceeds from mutual fund shares sold ...............      7,194,124        1,318,475      13,936,317       1,631,415
Cost of mutual fund shares sold .....................     (5,511,306)      (1,244,147)     (7,581,337)       (906,797)
                                                        ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ...............      1,682,818           74,328       6,354,980         724,618
Change in unrealized gain (loss) on investments .....      7,106,597        1,609,874      21,628,132       1,835,298
                                                        ------------    -------------   -------------   -------------
  Net gain (loss) on investments ....................      8,789,415        1,684,202      27,983,112       2,559,916
                                                        ------------    -------------   -------------   -------------
Reinvested capital gains ............................      5,186,816        3,982,924      11,805,197       8,602,740
                                                        ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ..............     13,745,677        5,575,729      38,316,727      10,203,683
                                                        ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ...................................      9,952,027        5,272,327      49,543,414      40,603,066
Transfers between funds .............................      6,647,199          928,922      (5,787,505)     17,094,396
Redemptions .........................................     (6,224,509)      (1,529,851)    (18,823,850)     (5,623,714)
Adjustments to maintain reserves ....................           (299)            (656)         (3,442)           (728)
                                                        ------------    -------------   -------------   -------------
    Net equity transactions .........................     10,374,418        4,670,742      24,928,617      52,073,020
Net change in contract owners' equity ...............     24,120,095       10,246,471      63,245,344      62,276,703
Contract owners' equity beginning of period .........     35,803,162       25,556,691     137,145,381      74,868,678
                                                        ------------    -------------   -------------   -------------
Contract owners' equity end of period ...............   $ 59,923,257       35,803,162     200,390,725     137,145,381
                                                        ============    =============   =============   =============


                                                                     (Continued)

                             NACO VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       SEI500IX                       SELGROFD
                                                             ------------    ------------    ------------    ------------
                                                                 1997            1996            1997            1996
                                                             ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
Reinvested dividends .....................................   $    496,400          28,314              -               -
Mortality and expense charges (note 2) ...................       (180,116)        (13,423)        (47,926)        (35,287)
Administration charge (note 2)
      Tier I .............................................        (81,570)         (5,772)        (22,236)        (15,080)
      Tier II ............................................        (23,893)         (1,822)         (5,696)         (3,364)
      Tier III ...........................................        (14,809)           (960)         (2,991)         (2,768)
      Tier IV ............................................         (4,741)         (1,252)         (1,383)         (3,885)
      Tier V .............................................         (6,925)             -           (2,297)             -
                                                             ------------    ------------    ------------    ------------
  Net investment activity ................................        184,346           5,085         (82,529)        (60,384)
Proceeds from mutual fund shares sold ....................      6,510,687       1,226,914       2,225,057         665,681
Cost of mutual fund shares sold ..........................     (4,821,399)     (1,131,438)     (1,924,254)       (685,474)
                                                             ------------    ------------    ------------    ------------
  Realized gain (loss) on investments ....................      1,689,288          95,476         300,803         (19,793)
Change in unrealized gain (loss) on investments ..........      6,582,190         465,601         129,162         689,754
                                                             ------------    ------------    ------------    ------------
  Net gain (loss) on investments .........................      8,271,478         561,077         429,965         669,961
                                                             ------------    ------------    ------------    ------------
Reinvested capital gains .................................        382,784         131,859       1,117,389         620,965
                                                             ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      8,838,608         698,021       1,464,825       1,230,542
                                                             ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ........................................     25,239,383       4,620,835       1,994,573       1,441,227
Transfers between funds ..................................     21,078,872       5,546,852        (842,537)        573,792
Redemptions ..............................................     (7,775,480)       (282,950)     (1,342,748)       (322,865)
Adjustments to maintain reserves .........................         (8,585)           (522)           (659)            157
                                                             ------------    ------------    ------------    ------------
    Net equity transactions ..............................     38,534,190       9,884,215        (191,371)      1,692,311
Net change in contract owners' equity ....................     47,372,798      10,582,236       1,273,454       2,922,853
Contract owners' equity beginning of period ..............     10,582,236              -        8,433,505       5,510,652
                                                             ------------    ------------    ------------    ------------
Contract owners' equity end of period ....................   $ 57,955,034      10,582,236       9,706,959       8,433,505
                                                             ============    ============    ============    ============

                                                                 AIMTREAS                        TRINTSTK
                                                       ------------    -------------   -------------   -------------
                                                           1997            1996            1997             1996
                                                       ------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
Reinvested dividends ...............................   $    217,515          115,635         404,000         318,699
Mortality and expense charges (note 2) .............        (20,246)         (11,332)       (150,968)        (95,586)
Administration charge (note 2)
      Tier I .......................................         (6,730)          (4,804)        (63,120)        (36,081)
      Tier II ......................................         (1,889)            (728)        (21,402)        (13,753)
      Tier III .....................................         (1,303)          (1,360)        (11,121)         (5,859)
      Tier IV ......................................         (2,261)          (1,127)         (3,996)        (11,415)
      Tier V .......................................           (776)              -           (7,667)             -
                                                       ------------    -------------   -------------   -------------
  Net investment activity ..........................        184,310           96,284         145,726         156,005
Proceeds from mutual fund shares sold ..............     22,350,432        4,232,659      29,556,434       6,973,759
Cost of mutual fund shares sold ....................    (22,350,432)      (4,232,659)    (26,380,399)     (5,889,819)
                                                       ------------    -------------   -------------   -------------
  Realized gain (loss) on investments ..............             -                -        3,176,035       1,083,940
Change in unrealized gain (loss) on investments ....             -                -       (3,819,017)        922,999
                                                       ------------    -------------   -------------   -------------
  Net gain (loss) on investments ...................             -                -         (642,982)      2,006,939
                                                       ------------    -------------   -------------   -------------
Reinvested capital gains ...........................             -                -        1,111,001         354,110
                                                       ------------    -------------   -------------   -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations .............        184,310           96,284         613,745       2,517,054
                                                       ------------    -------------   -------------   -------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ..................................        976,012          820,514      10,320,079       9,239,961
Transfers between funds ............................      1,160,637          260,363      (2,910,875)      3,932,941
Redemptions ........................................       (847,759)        (197,508)     (4,778,319)       (946,866)
Adjustments to maintain reserves ...................          2,892             (255)          3,678           1,803
                                                       ------------    -------------   -------------   -------------
    Net equity transactions ........................      1,291,782          883,114       2,634,563      12,227,839
Net change in contract owners' equity ..............      1,476,092          979,398       3,248,308      14,744,893
Contract owners' equity beginning of period ........      2,686,515        1,707,117      25,426,682      10,681,789
                                                       ------------    -------------   -------------   -------------
Contract owners' equity end of period ..............   $  4,162,607        2,686,515      28,674,990      25,426,682
                                                       ============    =============   =============   =============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                       TemForFd
                                                             ------------    ------------
                                                                 1997            1996
                                                             ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...................................   $  1,469,709         787,336
  Mortality and expense charges (note 2) .................       (227,825)       (127,799)
  Administration charge (note 2)
      Tier I .............................................       (100,578)        (55,258)
      Tier II ............................................        (37,019)        (21,931)
      Tier III ...........................................        (16,074)         (6,841)
      Tier IV ............................................         (5,303)        (11,034)
      Tier V .............................................         (8,925)             -
                                                             ------------    ------------
    Net investment activity ..............................      1,073,985         564,473
  Proceeds from mutual fund shares sold ..................      8,737,686       3,772,230
  Cost of mutual fund shares sold ........................     (7,341,764)     (3,774,731)
                                                             ------------    ------------
    Realized gain (loss) on investments ..................      1,395,922          (2,501)
  Change in unrealized gain (loss) on investments ........     (4,411,710)      2,902,496
                                                             ------------    ------------
    Net gain (loss) on investments .......................     (3,015,788)      2,899,995
                                                             ------------    ------------
  Reinvested capital gains ...............................      3,875,434         489,746
                                                             ------------    ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...................      1,933,631       3,954,214
                                                             ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ......................................     15,303,596      10,856,880
  Transfers between funds ................................      2,903,432       2,104,634
  Redemptions ............................................     (4,616,849)       (883,023)
  Adjustments to maintain reserves .......................         (2,254)         (3,777)
                                                             ------------    ------------
    Net equity transactions ..............................     13,587,925      12,074,714
NET CHANGE IN CONTRACT OWNERS' EQUITY ....................     15,521,556      16,028,928
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ..............     32,998,572      16,969,644
                                                             ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ....................   $ 48,520,128      32,998,572
                                                             ============    ============


See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

            American Century: Twentieth Century Growth Fund (ACTCGro)

            American Century: Twentieth Century Ultra Fund (ACTCUltra)

            The Bond Fund of America(SM), Inc. (BdFdAm)
             (only available for certain contracts issued beginning January 1, 1994)

            The Dreyfus Third Century Fund, Inc. (Dry3dCen)

            Evergreen Income and Growth Fund - Class Y (EvIncGro) (formerly
             The Evergreen Total Return Fund - Class Y) (not available for contracts issued on or after October 1, 1993)

            Federated U.S. Government Securities Fund: 2-5 Years - Institutional
             Shares (FedUSGvt)

            Fidelity Capital & Income Fund (FidCapInc)
             (not available for contracts issued on or after January 1, 1987)

            Fidelity Contrafund (FidContr)

            Fidelity Equity-Income Fund (FidEqInc)

            Fidelity Magellan(R) Fund (FidMgln)

            Fidelity OTC Portfolio (FidOTC)

            Fidelity Puritan(R) Fund (FidPurtn)

            The Investment Company of America(R) (InvCoAm)
             (only available for certain contracts issued beginning
             July 1, 1994)

            MAS Funds - Fixed Income Portfolio (MASFIP)

            MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp) (not
             available for contracts issued on or after October 1, 1993)

            MFS(R) High Income Fund - Class A (MFSHiInc)

            Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)

            Nationwide(R) Fund (NWFund) (managed for a fee by an affiliated investment advisor)

            Nationwide(R) Growth Fund (NWGroFd) (managed for a fee by an affiliated investment advisor) (not available for contracts issued on or after October 1, 1993)

            Nationwide(R) Money Market Fund (NWMyMkt) (managed for a fee by an affiliated investment advisor)

            Neuberger & Berman Guardian Fund (NBGuard)

            Putnam Investors Fund - Class A (PutInvFd)

            Putnam Voyager Fund - Class A (PutVoyFd)

            SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)

            Seligman Growth Fund, Inc. - Class A (SelGroFd)

            Short-Term Investments Trust - Treasury Portfolio - Institutional
             Class (AIMTreas)

            T. Rowe Price International Funds, Inc. - International
             Stock Fund(R) (TRIntStk)

            Templeton Foreign Fund - Class I (TemForFd)

         All of the above funds were being utilized as of December 31, 1997.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current year presentation.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     The following charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

            Expense                                 Administration
             Tier          Assets (Millions)            Charge
              I                Up to $10                 .45%
              II            Over $10 to $25              .40%
              III           Over $25 to $50              .30%
              IV            Over $50 to $150             .20%
              V               Over $150                  .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                              ANNUAL
     TIER I (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                         RETURN
     --------------------------------------                ----------      ----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    7,567,678      $ 5.842997      $  44,217,920        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   58,270,626        1.737833        101,264,617        22%
        The Bond Fund of America(SM), Inc. .............    3,075,422        2.332586          7,173,686         8%
        The Dreyfus Third Century Fund, Inc. ...........    7,094,050        3.532278         25,058,157        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      776,076        2.422617          1,880,135        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............    1,452,934        1.301886          1,891,554         6%
        Fidelity Capital & Income Fund .................      232,885        4.654233          1,083,901        14%
        Fidelity Contrafund ............................   82,151,064        1.935931        159,038,791        22%
        Fidelity Equity-Income Fund ....................   23,161,038        6.900916        159,832,378        29%
        Fidelity Magellan(R) Fund ......................   35,656,191        1.804998         64,359,353        25%
        Fidelity OTC Portfolio .........................    8,056,286        1.829868         14,741,940         9%
        Fidelity Puritan(R) Fund .......................   10,750,214        1.596539         17,163,136        21%
        The Investment Company of America(R) ...........   16,333,170        2.277283         37,195,250        29%
        MAS Funds - Fixed Income Portfolio .............    1,169,738        1.335173          1,561,803         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      834,685        9.012670          7,522,740        22%
        MFS(R) High Income Fund - Class A ..............    1,054,064        6.168371          6,501,858        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      364,302       15.968069          5,817,199        47%
        Nationwide(R) Fund .............................    2,097,021       20.697282         43,402,635        38%
        Nationwide(R) Growth Fund ......................      959,417        3.854877          3,698,435        25%
        Nationwide(R) Money Market Fund ................    5,808,984        3.003821         17,449,148         4%
        Neuberger & Berman Guardian Fund ...............   10,840,792        1.706116         18,495,649        17%
        Putnam Investors Fund - Class A ................    1,862,211       18.110411         33,725,407        33%
        Putnam Voyager Fund - Class A ..................   26,549,651        3.837109        101,873,905        25%
        SEI Index Funds - S&P 500 Index Portfolio ......   19,127,252        1.501834         28,725,957        32%
        Seligman Growth Fund, Inc. - Class A. ..........      384,411       12.541848          4,821,224        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....    1,270,880        1.222017          1,553,037         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................   10,712,801        1.198954         12,844,156         2%
        Templeton Foreign Fund - Class I ...............   18,596,589        1.284158         23,880,959         6%
                                                           ==========       =========        -----------
          Sub-Total Tier I (December 31, 1995) .........                                   $ 946,774,930
                                                                                             ===========

                                                                     (Continued)

                                                                                                               ANNUAL
     TIER II (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS        UNIT VALUE                          RETURN
     ---------------------------------------               -----------     -----------                         ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,972,496      $  5.847874      $  17,382,782        28%
        American Century: Twentieth Century
          Ultra Fund ...................................   17,512,296         1.739283         30,458,839        22%
        The Bond Fund of America(SM), Inc. .............      838,935         2.334569          1,958,552         8%
        The Dreyfus Third Century Fund, Inc. ...........    2,141,147         3.535226          7,569,439        28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      164,209         2.424638            398,147        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      485,556         1.302984            632,672         6%
        Fidelity Capital & Income Fund .................       50,755         4.658156            236,425        14%
        Fidelity Contrafund ............................   23,258,606         1.937547         45,064,642        22%
        Fidelity Equity-Income Fund ....................    6,412,368         6.906673         44,288,129        29%
        Fidelity Magellan(R) Fund ......................    9,967,418         1.806504         18,006,180        25%
        Fidelity OTC Portfolio .........................    2,364,115         1.831396          4,329,631         9%
        Fidelity Puritan(R) Fund .......................    2,540,462         1.597871          4,059,331        21%
        The Investment Company of America(R) ...........    5,422,918         2.279183         12,359,823        29%
        MAS Funds - Fixed Income Portfolio .............      274,281         1.336288            366,518         9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      235,276         9.020195          2,122,235        22%
        MFS(R) High Income Fund - Class A ..............      244,788         6.173570          1,511,216        12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      111,799        15.981395          1,786,704        47%
        Nationwide(R) Fund .............................      592,502        20.714549         12,273,412        38%
        Nationwide(R) Growth Fund ......................      360,606         3.858094          1,391,252        25%
        Nationwide(R) Money Market Fund ................    1,760,454         3.006353          5,292,546         4%
        Neuberger & Berman Guardian Fund ...............    3,222,201         1.707540          5,502,037        17%
        Putnam Investors Fund - Class A ................      329,877        18.125525          5,979,194        33%
        Putnam Voyager Fund - Class A ..................    7,200,296         3.840312         27,651,383        25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,223,019         1.503085          7,850,642        32%
        Seligman Growth Fund, Inc. - Class A. ..........       80,990        12.552317          1,016,612        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      203,199         1.223047            248,522         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    3,056,840         1.199955          3,668,070         2%
        Templeton Foreign Fund - Class I ...............    5,823,447         1.285230          7,484,469         6%
                                                           ==========        =========        -----------
          Sub-Total Tier II (December 31, 1995) ........                                    $ 270,889,404
                                                                                              ===========

                                                                                                        ANNUAL
     TIER II (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS       UNIT VALUE                    RETURN
     --------------------------------------                ----------     ----------                    ------
        American Century: Twentieth Century
          Growth Fund ...................................   1,115,895     $5.844955    $ 6,522,356        28%
        American Century: Twentieth Century
          Ultra Fund ....................................   6,429,806      1.738415     11,177,671        22%
        The Bond Fund of America(SM), Inc. ..............     463,715      2.333393      1,082,029         8%
        The Dreyfus Third Century Fund, Inc. ............     828,576      3.533462      2,927,742        28%
        Evergreen Income and Growth Fund -
          Class Y .......................................     104,407      2.423429        253,023        24%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     153,705      1.302328        200,174         6%
        Fidelity Capital & Income Fund ..................      22,125      4.655810        103,010        14%
        Fidelity Contrafund .............................   8,810,458      1.936580     17,062,157        22%
        Fidelity Equity-Income Fund .....................   2,726,805      6.903229     18,823,759        29%
        Fidelity Magellan(R) Fund .......................   3,146,118      1.805603      5,680,640        25%
        Fidelity OTC Portfolio ..........................     750,546      1.830482      1,373,861         9%
        Fidelity Puritan(R) Fund ........................   1,227,566      1.597074      1,960,514        21%
        The Investment Company of America(R) ............   1,973,413      2.278047      4,495,528        29%
        MAS Funds - Fixed Income Portfolio ..............      39,766      1.335621         53,112         9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................     106,751      9.015691        962,434        22%
        MFS(R) High Income Fund - Class A ...............     148,670      6.170461        917,362        12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      38,917     15.973419        621,638        47%
        Nationwide(R) Fund ..............................     180,761     20.704221      3,742,516        38%
        Nationwide(R) Growth Fund .......................     106,963      3.856169        412,467        25%
        Nationwide(R) Money Market Fund .................     472,514      3.004839      1,419,828         4%
        Neuberger & Berman Guardian Fund ................   1,051,558      1.706688      1,794,681        17%
        Putnam Investors Fund - Class A .................     157,603     18.116482      2,855,212        33%
        Putnam Voyager Fund - Class A ...................   2,560,666      3.838394      9,828,845        25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,203,420      1.502337      1,807,942        32%
        Seligman Growth Fund, Inc. - Class A. ...........      42,594     12.546053        534,387        17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     156,120      1.222431        190,846         5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,203,031      1.199356      1,442,862         2%
        Templeton Foreign Fund - Class I ................   1,891,595      1.284589      2,429,922         6%
                                                            =========      ========   ------------
          Sub-Total Tier II (December 31, 1996) .........                             $100,676,518
                                                                                      ============

                                                                     (Continued)

                                                                                                      ANNUAL
     TIER III (DECEMBER 31, 1995, SEE NOTE 2)                 UNITS      UNIT VALUE                   RETURN
     ---------------------------------------               ----------    ----------                   ------
        American Century: Twentieth Century
          Growth Fund ..................................    1,491,035    $ 5.857641    $  8,733,948     28%
        American Century: Twentieth Century
          Ultra Fund ...................................    9,471,388      1.742188      16,500,939     22%
        The Bond Fund of America(SM), Inc. .............      597,695      2.338535       1,397,731      8%
        The Dreyfus Third Century Fund, Inc. ...........      917,688      3.541129       3,249,652     28%
        Evergreen Income and Growth Fund -
          Class Y ......................................      130,014      2.428687         315,763     25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      241,356      1.305179         315,013      6%
        Fidelity Capital & Income Fund .................      120,784      4.666006         563,579     14%
        Fidelity Contrafund ............................   12,620,829      1.940782      24,494,278     22%
        Fidelity Equity-Income Fund ....................    5,904,892      6.918202      40,851,236     29%
        Fidelity Magellan(R) Fund ......................    5,726,530      1.809520      10,362,271     26%
        Fidelity OTC Portfolio .........................    1,302,436      1.834455       2,389,260      9%
        Fidelity Puritan(R) Fund .......................    1,283,945      1.600539       2,055,004     21%
        The Investment Company of America(R) ...........    2,356,594      2.282988       5,380,076     29%
        MAS Funds - Fixed Income Portfolio .............       94,434      1.338520         126,402      9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      197,549      9.035263       1,784,907     22%
        MFS(R) High Income Fund - Class A ..............      233,869      6.183974       1,446,240     12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................       78,577     16.008079       1,257,867     47%
        Nationwide(R) Fund .............................      355,149     20.749126       7,369,031     39%
        Nationwide(R) Growth Fund ......................       89,839      3.864536         347,186     25%
        Nationwide(R) Money Market Fund ................    1,219,186      3.011419       3,671,480      4%
        Neuberger & Berman Guardian Fund ...............    1,596,621      1.710392       2,730,848     17%
        Putnam Investors Fund - Class A ................      233,708     18.155790       4,243,153     33%
        Putnam Voyager Fund - Class A ..................    3,817,279      3.846728      14,684,034     25%
        SEI Index Funds - S&P 500 Index Portfolio ......    3,491,065      1.505589       5,256,109     32%
        Seligman Growth Fund, Inc. - Class A. ..........       61,083     12.573280         768,014     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      331,148      1.225108         405,692      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    1,722,849      1.201960       2,070,796      2%
        Templeton Foreign Fund - Class I ...............    2,363,601      1.287377       3,042,846      6%
                                                           ==========     =========    ------------
          Sub-Total Tier III (December 31, 1995) .......                               $165,813,355
                                                                                       ============

                                                                                                         ANNUAL
     TIER III (DECEMBER 31, 1996, SEE NOTE 2)                 UNITS      UNIT VALUE                      RETURN
     ---------------------------------------                ---------    ----------                      ------
        American Century: Twentieth Century
          Growth Fund ...................................     674,415    $ 5.851796     $  3,946,539       28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,660,957      1.740450        8,112,163       22%
        The Bond Fund of America(SM), Inc. ..............     219,702      2.336182          513,264        8%
        The Dreyfus Third Century Fund, Inc. ............     406,041      3.537596        1,436,409       28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      25,537      2.426264           61,960       25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      61,181      1.303866           79,772        6%
        Fidelity Capital & Income Fund ..................      14,865      4.661311           69,290       14%
        Fidelity Contrafund .............................   6,956,699      1.938846       13,487,968       22%
        Fidelity Equity-Income Fund .....................   2,138,680      6.911304       14,781,068       29%
        Fidelity Magellan(R) Fund .......................   2,856,554      1.807715        5,163,836       26%
        Fidelity OTC Portfolio ..........................     658,565      1.832624        1,206,902        9%
        Fidelity Puritan(R) Fund ........................     860,797      1.598943        1,376,365       21%
        The Investment Company of America(R) ............   1,183,576      2.280712        2,699,396       29%
        MAS Funds - Fixed Income Portfolio ..............       8,001      1.337185           10,699        9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      63,570      9.026243          573,798       22%
        MFS(R) High Income Fund - Class A ...............      67,909      6.177751          419,525       12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      39,760     15.992105          635,846       47%
        Nationwide(R) Fund ..............................     193,920     20.728440        4,019,659       39%
        Nationwide(R) Growth Fund .......................     119,317      3.860681          460,645       25%
        Nationwide(R) Money Market Fund .................     683,175      3.008389        2,055,256        4%
        Neuberger & Berman Guardian Fund ................     826,685      1.708685        1,412,544       17%
        Putnam Investors Fund - Class A .................     183,147     18.137679        3,321,861       33%
        Putnam Voyager Fund - Class A ...................   1,982,897      3.842887        7,620,049       25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,782,753      1.504092        2,681,425       32%
        Seligman Growth Fund, Inc. - Class A. ...........      23,580     12.560735          296,182       17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......      28,293      1.223875           34,627        5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................   1,125,641      1.200760        1,351,625        2%
        Templeton Foreign Fund - Class I ................   1,989,093      1.286093        2,558,159        6%
                                                            =========     =========     ------------
          Sub-Total Tier III (December 31, 1996) ........                               $ 80,386,832
                                                                                        ============


                                                                     (Continued)

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1995, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                 ---------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     672,795       $ 5.867425       $  3,947,574         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,693,395         1.745098          8,190,434         22%
        The Bond Fund of America(SM), Inc. ..............     293,584         2.342504            687,722          8%
        The Dreyfus Third Century Fund, Inc. ............     724,635         3.547042          2,570,311         28%
        Evergreen Income and Growth Fund -
          Class Y .......................................      90,044         2.432742            219,054         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............     199,160         1.307377            260,377          6%
        Fidelity Capital & Income Fund ..................      15,630         4.673860             73,052         14%
        Fidelity Contrafund .............................   6,919,494         1.944023         13,451,655         22%
        Fidelity Equity-Income Fund .....................   1,480,026         6.929751         10,256,212         29%
        Fidelity Magellan(R) Fund .......................   2,947,714         1.812541          5,342,852         26%
        Fidelity OTC Portfolio ..........................     498,827         1.837520            916,605          9%
        Fidelity Puritan(R) Fund ........................     734,376         1.603211          1,177,360         21%
        The Investment Company of America(R) ............   1,186,761         2.286799          2,713,884         29%
        MAS Funds - Fixed Income Portfolio ..............      84,398         1.340756            113,157          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      33,173         9.050357            300,227         22%
        MFS(R) High Income Fund - Class A ...............     108,967         6.194384            674,983         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      28,741        16.034807           460,856          47%
        Nationwide(R) Fund ..............................     218,220        20.783760         4,535,432          39%
        Nationwide(R) Growth Fund .......................      62,008         3.870989           240,032          25%
        Nationwide(R) Money Market Fund .................   1,244,833         3.016489         3,755,025           4%
        Neuberger & Berman Guardian Fund ................     828,370         1.713248         1,419,203          17%
        Putnam Investors Fund - Class A .................      93,488        18.186106         1,700,183          34%
        Putnam Voyager Fund - Class A ...................   1,919,534         3.853154         7,396,260          25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,436,973         1.508098         2,167,096          32%
        Seligman Growth Fund, Inc. - Class A. ...........      29,833        12.594278           375,725          17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......   1,061,646         1.227171         1,302,821           5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     867,768         1.203968         1,044,765           2%
        Templeton Foreign Fund - Class I ................   1,164,252         1.289527         1,501,334           6%
                                                            =========        =========      ------------
          Sub-Total Tier IV (December 31, 1995) .........                                   $ 76,794,191
                                                                                            ============

                                                                                                                ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)                  UNITS         UNIT VALUE                          RETURN
     --------------------------------------                ----------       ----------                          ------
        American Century: Twentieth Century
          Growth Fund ...................................     791,919       $ 5.861569       $  4,641,888         28%
        American Century: Twentieth Century
          Ultra Fund ....................................   4,507,568         1.743357          7,858,300         22%
        The Bond Fund of America(SM), Inc. ..............     124,227         2.340149            290,710          9%
        The Dreyfus Third Century Fund, Inc. ............     528,101         3.543503          1,871,327         29%
        Evergreen Income and Growth Fund -
          Class Y .......................................      78,659         2.430315            191,166         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      88,325         1.306062            115,358          6%
        Fidelity Capital & Income Fund ..................      51,553         4.669162            240,709         14%
        Fidelity Contrafund .............................   5,170,372         1.942084         10,041,297         22%
        Fidelity Equity-Income Fund .....................   1,223,287         6.922841          8,468,621         29%
        Fidelity Magellan(R) Fund .......................   1,539,847         1.810733          2,788,252         26%
        Fidelity OTC Portfolio ..........................     781,703         1.835685          1,434,960          9%
        Fidelity Puritan(R) Fund ........................     379,214         1.601612            607,354         22%
        The Investment Company of America(R) ............     318,963         2.284519            728,677         29%
        MAS Funds - Fixed Income Portfolio ..............      68,206         1.339418             91,356          9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................      84,709         9.041322            765,881         23%
        MFS(R) High Income Fund - Class A ...............      51,594         6.188157            319,272         12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................      21,209        16.018807            339,743         47%
        Nationwide(R) Fund ..............................      90,530        20.763040          1,879,678         39%
        Nationwide(R) Growth Fund .......................      19,388         3.867128             74,976         25%
        Nationwide(R) Money Market Fund .................     364,874         3.013456          1,099,532          4%
        Neuberger & Berman Guardian Fund ................     751,166         1.711539          1,285,650         17%
        Putnam Investors Fund - Class A .................      65,920        18.167964          1,197,632         34%
        Putnam Voyager Fund - Class A ...................   1,809,222         3.849306          6,964,249         25%
        SEI Index Funds - S&P 500 Index Portfolio .......   1,151,075         1.506599          1,734,208         32%
        Seligman Growth Fund, Inc. - Class A. ...........      25,438        12.581713            320,054         17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......     102,438         1.225937            125,583          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................     811,683         1.202766            976,265          2%
        Templeton Foreign Fund - Class I ................     990,793         1.288241          1,276,380          6%
                                                            =========        =========       ------------
          Sub-Total Tier IV (December 31, 1996) .........                                    $ 57,729,078
                                                                                             ============


                                                                     (Continued)

                                                                                                 ANNUAL
     TIER IV (DECEMBER 31, 1996, SEE NOTE 2)*                 UNITS     UNIT VALUE               RETURN
     ----------------------------------                     ---------   ----------               ------
        American Century: Twentieth Century
          Growth Fund ...................................       2,223   $ 5.852797   $  13,011     28%
        American Century: Twentieth Century
          Ultra Fund ....................................      39,473     1.740747      68,713     22%
        The Bond Fund of America(SM), Inc. ..............         139     2.336617         325      8%
        The Dreyfus Third Century Fund, Inc. ............       4,553     3.538202      16,109     28%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares ..............      34,364     1.304091      44,814      6%
        Fidelity Contrafund .............................      51,788     1.939178     100,426     22%
        Fidelity Equity-Income Fund .....................       6,909     6.912488      47,758     29%
        Fidelity Magellan(R) Fund .......................      36,399     1.808025      65,810     26%
        Fidelity OTC Portfolio ..........................       4,185     1.832937       7,671      9%
        Fidelity Puritan(R) Fund ........................       9,482     1.599217      15,164     21%
        The Investment Company of America(R) ............       3,811     2.281103       8,693     29%
        MAS Funds - Fixed Income Portfolio ..............         438     1.337415         586      9%
        MFS(R) Growth Opportunities Fund -
          Class A .......................................         693     9.027786       6,256     22%
        MFS(R) High Income Fund - Class A ...............         117     6.178817         723     12%
        Massachusetts Investors Growth
          Stock Fund - Class A ..........................         353    15.994835       5,646     47%
        Nationwide(R) Fund ..............................       2,085    20.731998      43,226     39%
        Nationwide(R) Growth Fund .......................         226     3.861342         873     25%
        Nationwide(R) Money Market Fund .................       5,303     3.008908      15,956      4%
        Neuberger & Berman Guardian Fund ................      19,355     1.708978      33,077     17%
        Putnam Investors Fund - Class A .................       2,047    18.140786      37,134     33%
        Putnam Voyager Fund - Class A ...................      15,376     3.843542      59,098     25%
        SEI Index Funds - S&P 500 Index Portfolio .......      29,469     1.504352      44,332     32%
        Seligman Growth Fund, Inc. - Class A. ...........         406    12.562888       5,101     17%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class ......       7,027     1.224087       8,602      5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ...................       6,790     1.200967       8,155      2%
        Templeton Foreign Fund - Class I ................       8,712     1.286315      11,206      6%
                                                               ======    =========   ---------
          Sub-Total Tier IV (December 31, 1996) .........                            $ 668,465
                                                                                     =========


*Tier includes certain Departments of a Member County that was previously converted to Tier IV using the Asset Balance as of December 31, 1995.

                                                                                                                 ANNUAL
     TIER V (DECEMBER 31, 1996, SEE NOTE 2)                   UNITS         UNIT VALUE                           RETURN
     -------------------------------------                 ----------       ----------                           ------
        American Century: Twentieth Century
          Growth Fund ..................................    2,322,606       $ 5.869391      $   13,632,283         29%
        American Century: Twentieth Century
          Ultra Fund ...................................   19,969,711         1.745683          34,860,785         23%
        The Bond Fund of America(SM), Inc. .............      753,555         2.343312           1,765,814          9%
        The Dreyfus Third Century Fund, Inc. ...........    2,219,012         3.548231           7,873,567         29%
        Evergreen Income and Growth Fund -
          Class Y ......................................      297,366         2.433557             723,657         25%
        Federated U.S. Government Securities Fund:
          2-5 Years - Institutional Shares .............      579,571         1.307818             757,973          7%
        Fidelity Capital & Income Fund .................       61,610         4.675440             288,054         14%
        Fidelity Contrafund ............................   19,667,377         1.944675          38,246,656         22%
        Fidelity Equity-Income Fund ....................    8,086,997         6.932074          56,059,662         29%
        Fidelity Magellan(R) Fund ......................    6,992,191         1.813149          12,677,884         26%
        Fidelity OTC Portfolio .........................    2,776,451         1.838136           5,103,495          9%
        Fidelity Puritan(R) Fund .......................    2,031,661         1.603749           3,258,274         22%
        The Investment Company of America(R) ...........    2,872,363         2.287566           6,570,720         29%
        MAS Funds - Fixed Income Portfolio .............      277,396         1.341206             372,045          9%
        MFS(R) Growth Opportunities Fund -
          Class A ......................................      212,160         9.053391           1,920,767         23%
        MFS(R) High Income Fund - Class A ..............      418,967         6.196477           2,596,119         12%
        Massachusetts Investors Growth
          Stock Fund - Class A .........................      117,830        16.040180           1,890,014         47%
        Nationwide(R) Fund .............................      569,519        20.790728          11,840,715         39%
        Nationwide(R) Growth Fund ......................      269,417         3.872287           1,043,260         26%
        Nationwide(R) Money Market Fund ................    3,269,252         3.017508           9,864,994          5%
        Neuberger & Berman Guardian Fund ...............    4,309,283         1.713822           7,385,344         17%
        Putnam Investors Fund - Class A ................      377,276        18.192202           6,863,481         34%
        Putnam Voyager Fund - Class A ..................    6,307,757         3.854445          24,312,902         25%
        SEI Index Funds - S&P 500 Index Portfolio ......    5,095,657         1.508603           7,687,323         32%
        Seligman Growth Fund, Inc. - Class A. ..........      124,591        12.598501           1,569,660         18%
        Short-Term Investments Trust -
          Treasury Portfolio - Institutional Class .....      238,580         1.227585             292,877          5%
        T. Rowe Price International Funds, Inc.  -
          International Stock Fund(R) ..................    4,374,310         1.204372           5,268,296          2%
        Templeton Foreign Fund - Class I ...............    4,910,891         1.289960           6,334,853          6%
                                                           ==========        =========      --------------
          Sub-Total Tier V (December 31, 1996) .........                                       271,061,474
                                                                                            ==============
        Total Contract Owners' Equity ..................                                    $1,970,794,247
                                                                                            ==============

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

     Part C. OTHER INFORMATION
Item 24.   FINANCIAL STATEMENTS AND EXHIBITS


                                                                                     Page
           (a)     Financial Statements:

               (1) Financial statements included in Prospectus (Part A):

                   Condensed Financial Information                                     15

               (2) Financial statements included in Part B:

                   Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

           NACo Variable Account:

                   Independent Auditors' Report.                                       43

                   Statement of Assets, Liabilities and Contract Owners' Equity
                   as of December 31, 1997.                                            44

                   Statement of Operations and Changes in Contract Owners'
                   Equity for the years ended December 31, 1997 and 1996.              46

                   Notes to Financial Statements.                                      54

Nationwide Life Insurance Company:

                   Independent Auditors' Report.                                       66

                   Consolidated Balance Sheets as of December 31, 1997 and 1996.       67

                   Consolidated Statements of Income for the years ended
                   December 31, 1997, 1996 and 1995.                                   68

                   Consolidated Statements of Shareholder's Equity for the years
                   ended December 31, 1997, 1996 and 1995.                             69

                   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1997, 1996 and 1995.                                   70

                   Notes to Consolidated Financial Statements.                         71

                   Schedule I - Consolidated Summary of Investments Other Than
                   Investments in Related Parties.                                    109

                   Schedule III - Supplementary Insurance Information.                110

                   Schedule IV - Reinsurance.                                         111

                   Schedule V - Valuation and Qualifying Accounts.                    112

  Item 24.  (b) Exhibits

    (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant, adopted September 7, 1988-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (2)  Not Applicable

    (3) Underwriting or Distribution contract between the Registrant and Principal Underwriter- Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (4) The form of the variable annuity contract- Filed previously with pre-effective Amendment No. 1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (5) Variable Annuity Application-Filed previously with pre-effective Amendment No. 1 to the registration statement (file No. 33-33425), and hereby incorporated by reference.

    (6) Articles of Incorporation of Depositor. --Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (7)  Not Applicable

    (8)  Not Applicable

    (9) Opinion of Counsel-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

    (10) Not Applicable

    (11) Not Applicable

    (12) Not Applicable

    (13) Performance Advertising Calculation Schedule-Filed previously with pre-effective Amendment No. 1 to the registration statement (File No. 33-33425), and hereby incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
     BUSINESS ADDRESS                                 WITH DEPOSITOR
     Lewis J. Alphin                                        Director
     519 Bethel Church Road
     Mount Olive, NC  28365

     A. I. Bell                                             Director
     4121 North River Road West
     Zanesville, OH 43701

     Keith W. Eckel                                         Director
     1647 Falls Road
     Clarks Summit, PA 18411

     Willard J. Engel                                       Director
     300 East Marshall Street
     Marshall, MN 56258

     Fred C. Finney                                         Director
     1558 West Moreland Road
     Wooster, OH 44691

     Charles L. Fuellgraf, Jr.                              Director
     600 South Washington Street
     Butler, PA  16001

     Joseph J. Gasper                         President and Chief Operating Officer
     One Nationwide Plaza                                 and Director
     Columbus, OH  43215

     Dimon R. McFerson                        Chairman and Chief Executive Officer-
     One Nationwide Plaza                        Nationwide Insurance Enterprise
     Columbus, OH  43215                                  and Director

     David O. Miller                           Chairman of the Board and Director
     115 Sprague Drive
     Hebron, OH 43025

     Yvonne L. Montgomery                                   Director
     2859 Paces Ferry Road
     Atlanta, GA 30339

     C. Ray Noecker                                         Director
     2770 Winchester Southern S.
     Ashville, OH 43103

     James F. Patterson                                     Director
     8765 Mulberry Road
     Chesterland, OH  44026


      NAME AND PRINCIPAL                             POSITIONS AND OFFICES
       BUSINESS ADDRESS                                 WITH DEPOSITOR
     Arden L. Shisler                                       Director
     1356 North Wenger Road
     Dalton, OH  44618

     Robert L. Stewart                                      Director
     88740 Fairview Road
     Jewett, OH  43986

     Nancy C. Thomas                                        Director
     10835 Georgetown Street NE
     Louisville, OH  44641

     Harold W. Weihl                                        Director
     14282 King Road
     Bowling Green, OH  43402

     Dennis W. Click                              Vice President and Secretary
     One Nationwide Plaza
     Columbus, OH  43215

     Robert A. Oakley                               Executive Vice President-
     One Nationwide Plaza                            Chief Financial Officer
     Columbus, OH  43215

     Robert J. Woodward Jr.                         Executive Vice President
     One Nationwide Plaza                           Chief Investment Officer
     Columbus, OH 43215

     W. Sidney Druen                            Senior Vice President and General
     One Nationwide Plaza                        Counsel and Assistant Secretary
     Columbus, OH  43215

     Harvey S. Galloway, Jr.                  Senior Vice President-Chief Actuary-
     One Nationwide Plaza                          Life, Health and Annuities
     Columbus, OH  43215

     Richard A. Karas                            Senior Vice President - Sales -
     One Nationwide Plaza                              Financial Services
     Columbus, OH  43215

     Susan A. Wolken                              Senior Vice President - Life
     One Nationwide Plaza                              Company Operations
     Columbus, OH 43215

     Michael D. Bleiweiss                                Vice President-
     One Nationwide Plaza                         Individual Annuity Operations
     Columbus, OH  43215


      NAME AND PRINCIPAL                             POSITIONS AND OFFICES
       BUSINESS ADDRESS                                 WITH DEPOSITOR

     Matthew S. Easley                                  Vice President -
     One Nationwide Plaza                  Life Marketing and Administrative Services
     Columbus, OH  43215

     Timothy E. Murphy                                   Vice President-
     One Nationwide Plaza                              Strategic Marketing
     Columbus, Ohio  43215

     R. Dennis Noice                                     Vice President-
     One Nationwide Plaza                               Retail Operations
     Columbus, OH  43215

     Joseph P. Rath
     One Nationwide Plaza                                Vice President
     Columbus, OH  43215



Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE              PRINCIPAL BUSINESS
                                                                         INDICATED
         Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency
         Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
         Allnations, Inc.                               Ohio                           Promotes cooperative insurance
                                                                                       corporations worldwide
         American Marine Underwriters, Inc.           Florida                          Underwriting Manager
         Auto Direkt Insurance Company                Germany                          Insurance Company
         The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
         California Cash Management Company          California                        Inactive
         Colonial County Mutual Insurance              Texas                           Insurance Company
         Company
         Colonial Insurance Company of               Wisconsin                         Insurance Company
         Wisconsin
         Columbus Insurance Brokerage and             Germany                          Insurance Broker
         Service GMBH
         Companies Agency, Inc.                      Wisconsin                         Insurance Broker
         Companies Agency Insurance Services         California                        Insurance  Broker
         of California
         Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
         Companies Agency of Georgia, Inc.            Georgia                          Insurance Broker
         Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
         Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
         Companies Agency of Massachusetts, Inc.   Massachusetts                       Insurance Broker
         Companies Agency of New York, Inc.           New York                         Insurance Broker
         Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
         Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
         Companies Agency of Texas, Inc.               Texas                           Local Recording Agent (P&C)
         Companies Annuity Agency of Texas, Inc.       Texas                           Group and Variable Contract Agent
         Cooperative Service Company                  Nebraska                         Insurance Agency
         Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                       Management Services
         EMPLOYERS INSURANCE OF WAUSAU A             Wisconsin                         Mutual Insurance Company
         Mutual Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
     **  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
         Wausau
         F & B, Inc.                                    Iowa                           Insurance Agency
         Farmland Mutual Insurance Company              Iowa                           Mutual Insurance Company
         Financial Horizons Distributors              Alabama                          Life Insurance Agency
         Agency of Alabama, Inc.
         Financial Horizons Distributors                Ohio                           Life Insurance Agency
         Agency of Ohio, Inc.
         Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
         Agency of Oklahoma, Inc.
         Financial Horizons Distributors               Texas                           Life Insurance Agency
         Agency of Texas, Inc.
      *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
         Financial Horizons Securities                Oklahoma                         Broker Dealer
         Corporation
         Gates, McDonald & Company                      Ohio                           Cost Control Business
         Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                       Examinations and Data Processing Services
         Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
         York, Inc.
         Gates McDonald Health Plus, Inc.               Ohio                           Managed Care Organization
         Greater La Crosse Health Plans, Inc.        Wisconsin                         Commercial Health and Medicare
                                                                                       Supplement Insurance
         Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
         Irvin L. Schwartz and Associates, Inc.         Ohio                           Insurance Agency
         Key Health Plan, Inc.                       California                        Pre-paid Health Plans
         Landmark Financial Services of New           New York                         Life Insurance Agency
         York, Inc.
         Leben Direkt Insurance Company               Germany                          Life Insurance Company
         Lone Star General Agency, Inc.                Texas                           Insurance Agency
     **  MRM Investments, Inc.                          Ohio                           Owns and Operates a Recreational Ski Facility
     **  National Casualty Company                   Wisconsin                         Insurance Company
         National Casualty Company of America,     Great Britain                       Insurance Company
         Ltd.
     **  National Premium and Benefit                 Delaware                         Insurance Administrative Services
         Administration Company
     **  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                       and Administrator

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Agency, Inc.                        Ohio                           Insurance Agency
         Nationwide Agribusiness Insurance              Iowa                           Insurance Company
         Company
         Nationwide Asset Allocation Trust         Massachusetts                       Investment Company
         Nationwide Cash Management Company             Ohio                           Investment Securities Agent
         Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
         Redevelopment Corporation                                                     City of Columbus, Ohio
         Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of
                                                                                       shares, bonds, and other
                                                                                       evidences of indebtedness,
                                                                                       securities, and contracts of
                                                                                       other persons, associations,
                                                                                       corporations, domestic or
                                                                                       foreign and to form
                                                                                       or acquire the control of
                                                                                       other corporations
         Nationwide/Dispatch LLC                        Ohio                           Engaged in related Arena development Activity
         Nationwide Financial Institution             Delaware                         Insurance Agency
         Distributors Agency, Inc.
         Nationwide Financial Services Capital        Delaware                         Statutory Business Trust
         Trust
         Nationwide Financial Services, Inc.          Delaware                         Organized for the purpose of acquiring,
                                                                                       holding, encumbering, transferring,
                                                                                       or otherwise disposing of
                                                                                       shares, bonds, and other
                                                                                       evidences of indebtedness,
                                                                                       securities, and contracts
                                                                                       of other persons, associations,
                                                                                       corporations, domestic or
                                                                                       foreign and to form or acquire
                                                                                       the control of other corporations
         Nationwide General Insurance Company           Ohio                           Insurance Company
         Nationwide Global Holdings, Inc.               Ohio                           Holding Company for Enterprise International
                                                                                       Operations
         Nationwide Health Plans, Inc.                  Ohio                           Health Maintenance Organization
      *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
         Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
         Foundation
         Nationwide Insurance Enterprise                Ohio                           Performs shares services functions for the
         Services, Ltd.                                                                Enterprise
         Nationwide Insurance Golf Charities, Inc.      Ohio                           Membership Non-Profit Corporation
         Nationwide Investing Foundation              Michigan                         Investment Company
      *  Nationwide Investing                      Massachusetts                       Investment Company
         Foundation II
         Nationwide Investing Foundation III            Ohio                           Investment Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED

         Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
         Corporation                                                                   Compensation Market
         Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
     **  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
         Company
     **  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
         Nationwide Lloyds                             Texas                           Texas Lloyds Company
         Nationwide  Management Systems, Inc.           Ohio                           Offers Preferred Provider Organization and
                                                                                       Other Related Products and Services
         Nationwide Mutual Fire Insurance               Ohio                           Mutual Insurance Company
         Company
         Nationwide Mutual Insurance Company            Ohio                           Mutual Insurance Company
         Nationwide Properties, Ltd.                    Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
         Nationwide Property and Casualty               Ohio                           Insurance Company
         Insurance Company
         Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns and operates real estate and
                                                                                       real estate investments
      *  Nationwide Separate Account Trust         Massachusetts                       Investment Company
         NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
         Inc.
         NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
         Alabama, Inc.
         NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
         Arizona, Inc.
         NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
         Montana, Inc.
         NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
         Nevada, Inc.
         NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
         Ohio, Inc.
         NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
         Oklahoma, Inc.
         NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
         Texas, Inc.
         NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
         Wyoming, Inc.
         NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
         Agency, Inc.
         Neckura General Insurance Company            Germany                          Insurance Company
         Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                       Group
         Neckura Insurance Company                    Germany                          Insurance Company
         Neckura Life Insurance Company               Germany                          Life Insurance Company

                                                                        NO. VOTING
                                                                        SECURITIES
                                                       STATE           (SEE ATTACHED
                                                  OF ORGANIZATION      CHART) UNLESS
                        COMPANY                                          OTHERWISE                   PRINCIPAL BUSINESS
                                                                         INDICATED
         NWE, Inc.                                      Ohio                           Special Investments
         PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
         Agency, Inc.                                                                  Plans for Public Employees
         PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                       Plans for Public Employees
         Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                       and consulting and compensation consulting
         Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization
         Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization
         Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
         Corporation                                                                   Plans for Public Employees
         Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
         Corporation of Alabama                                                        Plans for Public Employees
         Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
         Corporation of Arkansas                                                       Plans for Public Employees
         Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
         Corporation of Montana                                                        Plans for Public Employees
         Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
         Corporation of New Mexico                                                     Plans for Public Employees
         Scottsdale Indemnity Company                   Ohio                           Insurance Company
         Scottsdale Insurance Company                   Ohio                           Insurance Company
         Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
         Company
         SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
         Group
         TIG Countrywide Insurance Group             California                        Independent Agency Personal Lines Underwriter
         Wausau (Bermuda) Ltd.                        Bermuda                          Rent-a-captive Reinsurer
         Wausau Business Insurance Company           Wisconsin                         Insurance Company
         Wausau General Insurance Company             Illinois                         Insurance Company
         Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
         Limited
         Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                       Insurance Underwriting Manager
     **  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
         Company
         Wausau Service Corporation                  Wisconsin                         Holding Company
         Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company


                                                                          NO. VOTING SECURITIES
                                                       STATE           (SEE ATTACHED CHART) UNLESS
                                                  OF ORGANIZATION          OTHERWISE INDICATED
                        COMPANY                                                                             PRINCIPAL BUSINESS
      *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
         Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                     Separate Account
      *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
         Account                                                     Account
      *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
         Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                     Account
      *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-A                                                   Separate Account                Policies
         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-B                                                   Separate Account                Policies
         Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance
         Account-C                                                   Separate Account                Policies
      *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
      *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

      *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies
         Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance
                                                                     Account                         Policies

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|  KEY HEALTH PLAN, INC.  |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|                         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 1,000      |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
| 80%          $1,828,478 |       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $1,461,761 |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |         COMPANIES       |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |         |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |         |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |         |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |         |WSC-100%      $10,000    |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |                                                     |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |         |    PENSION ASSOCIATES   |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |         |      OF WAUSAU, INC.    |
|                         |   |   |                         |   |   |        CORPORATION       |         |Common Stock: 1,000      |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |         |------------  Shares     |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |         |                         |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |         |                         |
|                         |   |   |                         |   |   |---------------  Shares   |         |Companies        Cost    |
|                         |   |   |                         |   |   |                          |         |Agency, Inc.     ----    |
|              Cost       |   |   |              Cost       |   |   |                Cost      |         |(Wisconsin)-100% $10,000 |
|              ----       |   |   |              ----       |   |   |                ----      |         |                         |
|WSC-100%      $1,000     |   |   |WSC-100%      $1,000     |   |   |WSC-33-1/3%     $6,215,459|         |                         |
---------------------------   |   ---------------------------   |   ----------------------------         ---------------------------
                              |                                 |
                              |   ---------------------------   |   ----------------------------
                              |   |         WAUSAU          |   |   |      PREVEA HEALTH       |
                              |   |     (BERMUDA) LTD.      |   |   |  INSURANCE PLAN, INC.    |
                              |   | Common Stock:  120,000  |   |   |Common Stock: 3,000 Shares|
                              |   | -------------  Shares   |   |   |------------              |
                              ----|                         |   ----|                          |
                                  |                         |       |                          |
                                  |                Cost     |       |              Cost        |
                                  |                ----     |       |              ----        |
                                  | WSC-100%      $5,000,000|       |WSC-33-1/3%   $500,000    |
                                  ---------------------------       ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:   10,330 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-18.6%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-18.6%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-6.8%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-6.8%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |--------     |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |       |     |    |                 Cost         |         |        |                 Cost         |
|                 ----         |       |     |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |       |     |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
              |                        |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|        F & B, INC.           |       |     |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |       |     |    |     COMPANY OF WINCONSIN     |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |       |     |    |          (COLONIAL)          |         |        |                              |
|------------                  | ------|     |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |       |     |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |       |     |    |                 Cost         |         |        |                Cost          |
|Farmland                      |       |     |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |       |     |    |Casualty-100%    $41,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------       |     |    --------------------------------         |        --------------------------------
                                       |     |                                             |
--------------------------------       |     |    --------------------------------         |        --------------------------------
|    COOPERATIVE SERVICE       |       |     |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|          COMPANY             |       |     |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    600 Shares   |       |     |    |            (SIC)             |         |        |                              |
|------------                  |       |     |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |--------     |----|------------     Shares       | ----    |--------|------------     Shares       |
|                 ----         |             |    |                 Cost         |    |    |        |                 Cost         |
|Farmland         $3,506,173   |             |    |                 ----         |    |    |        |                 ----         |
|Mutual-100%                   |             |    |Casualty-100%    $150,000,000 |    |    |        |Neckura-100%     DM 1,656,925 |
|                              |             |    |                              |    |    |        |                              |
|                              |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
| NATIONWIDE AGRIBUSINESS      |             |    |          SCOTTSDALE          |    |    |        |       COLUMBUS INSURANCE     |
|    INSURANCE COMPANY         |             |    |        SURPLUS LINES         |    |    |        |      BROKERAGE AND SERVICE   |
|Common Stock:    1,000,000    |             |    |       INSURANCE COMPANY      |    |    |        |              GmbH            |
|------------     Shares       |------------ |    | Common Stock:    100,000     |    |    |        |Common Stock:    1 Share      |
|                              |             |    | ------------     Shares      | ---|    |--------|------------                  |
|                    Cost      |             |    |                              |    |    |        |                 Cost         |
|Casualty-99.9%      ----      |             |    |                   Cost       |    |    |        |                 ----         |
|Other Capital:   $26,714,335  |             |    |                   ----       |    |    |        |Neckura-100%     DM 51,639    |
|-------------                 |             |    | SIC-100%          $6,000,000 |    |    |        |                              |
|Casualty-Ptd.    $   713,576  |             |    |                              |    |    |        |                              |
--------------------------------             |    --------------------------------    |    |        --------------------------------
                                             |                                        |    |
--------------------------------             |    --------------------------------    |    |        --------------------------------
|    NATIONAL CASUALTY         |             |    |      NATIONAL PREMIUM &      |    |    |        |          LEBEN DIREKT        |
|          COMPANY             |             |    |    BENEFIT ADMINISTRATION    |    |    |        |        INSURANCE COMPANY     |
|           (NC)               |             |    |           COMPANY            |    |    |        |                              |
|Common Stock:    100 Shares   |             |    |Common Stock:    10,000       |    |    |        |Common Stock:    4,000 Shares |
|------------                  |-------------     |------------     Shares       |-----    ---------|------------                  |
|                 Cost         |                  |                 Cost         |         |        |                 Cost         |
|                 ----         |                  |                 ----         |         |        |                 ----         |
|Casualty-100%    $67,442,439  |                  |Scottsdale-100%  $10,000      |         |        |Neckura-100%     DM 4,000,000 |
|                              |                  |                              |         |        |                              |
|                              |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
              |                                                                            |
--------------------------------                  --------------------------------         |        --------------------------------
|    NCC OF AMERICA, LTD.      |                  |         SVM SALES            |         |        |          AUTO DIREKT         |
|        (INACTIVE)            |                  |            GmbH              |         |        |       INSURANCE COMPANY      |
|                              |                  |                              |         |        |                              |
|                              |                  |Common Stock:    50 Shares    |         |        |Common Stock:    1,500 Shares |
|                              |                  |------------                  |----------------- |------------                  |
|                              |                  |                 Cost         |                  |                 Cost         |
|NC-100%                       |                  |                 ----         |                  |                 ----         |
|                              |                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
|                              |                  |                              |                  |                              |
|                              |                  |                              |                  |                              |
--------------------------------                  --------------------------------                  --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
  |     |------------     Shares       |     |    |                 Cost         |
  |     |                 Cost         |     |    |                 ----         |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
  |     --------------------------------     |    --------------------------------
  |                   ||                     |
  |     --------------------------------     |    --------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
  |     |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
  |     |                              |     |    |          (Inactive)          |
  |     |Surplus Debentures            |     |    |                              |
  |     |------------------            |     |----|                              |
  |     |                 Cost         |     |    |                              |
  |     |                 ----         |     |    |                              |
  |     |Colonial         $500,000     |     |    |Casualty-100%                 |
  |     |Lone Star         150,000     |     |    |                              |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |         THE BEAK AND         |
  |     |      INSURANCE COMPANY       |     |    |       WIRE CORPORATION       |
  |     |Common Stock     12,500       |     |    |                              |
   -----|------------     Shares       |     |    |Common Stock:    750 Shares   |
  |     |                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $1,419,000   |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |  NATIONWIDE/DISPATCH LLC     |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |                              |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  - - - |Liability Company             |     - - -|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          |                              |
                                                  --------------------------------

Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Lines
Limited Liability Company -- Dotted Line

December 31, 1997

                                                                                                                        (Left Side)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      PROPERTIES, LTD.     |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    - -|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    - -|  |                           |  ||
| ------                    |     |                           |==||
|                           |     |                           |  ||
|                           |     |                           |  ||
| NW Life -97.6%            |     |                           |  ||
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||
 ---------------------------       ---------------------------   ||
                                                                 ||
                                   ---------------------------   ||
                                  |         NATIONWIDE        |  ||
                                  |      SEPARATE ACCOUNT     |  ||
                                  |            TRUST          |  ||
                                  |                           |  ||
                                  |                           |__||
                                  |                           |
                                  |                           |
                                  |                           |
                                  |      COMMON LAW TRUST     |
                                   ---------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |        ----------------------------------------------------------
                                                                 |        |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                  |-----------------------------------------------------------------
                                                    ---------------------------                      |
                                                   |    NATIONWIDE FINANCIAL   |                     |
                                                   |    SERVICES, INC. (NFS)   |                     |
                                                   |                           |                     |
                                                   | Common Stock: Control     |                     |
                                                   | ------------  -------     |                     |
                                                   |                           |                     |
                                                   |                           |                     |
                                                   | Class A     Public--100%  |                     |
                                                   | Class B     NW Corp--100% |                     |
                                                    ---------------------------                      |
                                                                  |                                  |
              ----------------------------------------------------------------------                 |
              |                               |                                    |                 |
 ---------------------------    ---------------------------         ---------------------------      |   -------------------------
|    IRVIN L. SCHWARTZ      |  | PUBLIC EMPLOYEES BENEFIT  |       |      NEA VALUEBUILDER     |     |  |    NATIONWIDE GLOBAL    |
|       & ASSOCIATES        |  |   SERVICES CORPORATION    |       |   INVESTOR SERVICES, INC. |     |  |      HOLDINGS, INC.     |
|                           |  |         (PEBSCO)          |       |             (NEA)         |     |  |                         |
| Common Stock: Control     |  | Common Stock: 236,494     |==||   | Common Stock: 500         |= || |  | Common Stock: 1 Share   |
| ------------  -------     |  | ------------  Shares      |  ||   | ------------  Shares      |  || |--| ------------            |
|                           |  |                           |  ||   |                           |  || |  |                         |
|                           |  |                           |  ||   |                           |  || |  |             Cost        |
| Class A     Other -100%   |  |                           |  ||   |                           |  || |  |             ----        |
| Class B     NFS -100%     |  | NFS -100%                 |  ||   | NFS -100%                 |  || |  | NW Corp-100%  $7,000,00 |
----------------------------   ----------------------------   ||   ----------------------------   || |  --------------------------
                                ---------------------------   ||    ---------------------------   || |
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  || |  --------------------------
                               |          ALABAMA          |  ||   |     INVESTOR SERVICES     |  || |  |   MRM INVESTMENT, INC.  |
                               |                           |  ||   |     OF ALABAMA, INC.      |  || |  |                         |
                               | Common Stock: 100,000     |  ||   | Common Stock: 500         |  || |  |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--|| __ | Common Stock: 1 Share   |
                               |                           |  ||   |                           |  ||    | -----------             |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |             Cost        |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%      $5,000     |  ||    |             ----        |
                                ---------------------------   ||    ---------------------------   ||    | NW Corp.-100% $7,000,000|
                                                              ||                                  ||    --------------------------
                                ---------------------------   ||    ---------------------------   ||
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||
                               |         ARKANSAS          |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF ARIZONA, INC.     |  ||
                               | Common Stock: 50,000      |  ||   | Common Stock: 100         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $1,000      |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||
                               |  PEBSCO OF MASSACHUSETTS  |  ||   |     NEA VALUEBUILDER      |  ||
                               |  INSURANCE AGENCY, INC.   |  ||   |     INVESTOR SERVICES     |  ||
                               |                           |  ||   |      OF MONTANA, INC.     |  ||
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||
                               | ------------  Shares      |--||   | ------------  Shares      |--||
                               |                           |  ||   |                           |  ||
                               |               Cost        |  ||   |               Cost        |  ||
                               |               ----        |  ||   |               ----        |  ||
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||
                                ---------------------------   ||    ---------------------------   ||
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |          MONTANA          |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF NEVADA, INC.      |  ||    |      OF OHIO, INC.      |
                               | Common Stock: 500         |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $500        |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||     -------------------------
                               |         PEBSCO OF         |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |        NEW MEXICO         |  ||   |     INVESTOR SERVICES     |  ||    |    INVESTOR SERVICES    |
                               |                           |  ||   |      OF WYOMING, INC.     |  ||    |    OF OKLAHOMA, INC.    |
                               | Common Stock: 1,000       |  ||   | Common Stock: 500         |  ||    |                         |
                               | ------------  Shares      |--||   | ------------  Shares      |--||====|                         |
                               |                           |  ||   |                           |  ||    |                         |
                               |               Cost        |  ||   |               Cost        |  ||    |                         |
                               |               ----        |  ||   |               ----        |  ||    |                         |
                               | PEBSCO -100%  $1,000      |  ||   | NEA -100%     $500        |  ||    |                         |
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                                                              ||                                  ||
                                ---------------------------   ||    ---------------------------   ||    --------------------------
                               |                           |  ||   |     NEA VALUEBUILDER      |  ||    |    NEA VALUEBUILDER     |
                               |                           |  ||   |    SERVICES INSURANCE     |  ||    |   INVESTOR SERVICES     |
                               |         PEBSCO OF         |  ||   |       AGENCY, INC.        |  ||    |     OF TEXAS, INC.      |
                               |        TEXAS, INC.        |  ||   | Common Stock: 100         |  ||    |                         |
                               |                           |==||   | ------------  Shares      |--||=== |                         |
                               |                           |       |                           |        |                         |
                               |                           |       |               Cost        |        |                         |
                               |                           |       |               ----        |        |                         |
                               |                           |       | NEA -100%     $1,000      |        |                         |
                                ---------------------------         ---------------------------         --------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |          NATIONWIDE          |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |    HEALTH PLANS, INC. (NHP)  |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP. -100%  $25,683,532 |  |  | NW CORP. -100%  $126,509,480 |  |  | NW CORP. -100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   200          |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NHP             Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | GATES -100%     $106,947    |     | ELIOW -100%     $57,413,193  |  |  | Inc. -100%      $25,149      |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |                                                                         |
           |    -----------------------------                                        |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |                                       |  |            NATIONWIDE        |
           |   |         OF NEVADA           |                                       |  |          AGENCY, INC.        |
           |   |                             |                                       |  |                              |
           |   | Common Stock:   40          |                                       |  | Common Stock:   100          |
           |-- | ------------    Shares      |                                       |--| ------------    Shares       |
           |   |                             |                                          |                              |
           |   |                 Cost        |                                          |                 Cost         |
           |   |                 ----        |                                          | NHP             ----         |
           |   | Gates -100%     $93,750     |                                          | Inc. -99%       $116,077     |
           |    -----------------------------                                            ------------------------------
           |
           |    -----------------------------
           |   |       GATESMCDONALD         |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | Gates -100%     $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line





                                                                                                         December 31, 1997

                                                                                                                    Page 2

Item 27.  Number of Contract Owners


         The number of Owners of Contracts as of January 31, 1998 was 3,071.


Item 28.  Indemnification

         Provision is made in the Company's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.


Item 29.      Principal Underwriter
              (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the NACo Variable Account, Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4 and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.


                    NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, and Nationwide Investing Foundation III which are open-end management investment companies.




         (b)               NATIONWIDE ADVISORY SERVICES, INC.
                                DIRECTORS AND OFFICERS

                                                                       POSITIONS AND OFFICES
         NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
Joseph J. Gasper                                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                              Chairman of the Board of Directors and
One Nationwide Plaza                                                        Chairman and
Columbus, OH  43215                                             Chief Executive Officer--Nationwide
                                                                 Insurance Enterprise and Director

Robert A. Oakley                                             Executive Vice President - Chief Financial
One Nationwide Plaza                                                    Officer and Director
Columbus, OH  43215

         (b)              NATIONWIDE ADVISORY SERVICES, INC.
                               DIRECTORS AND OFFICERS


Susan A. Wolken                                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                                     Executive Vice President - Chief Investment
One Nationwide Plaza                                                    Officer and Director
Columbus, OH 43215

Elizabeth A. Davin                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                                      Senior Vice President and
One Nationwide Plaza                                                    General Counsel and
Columbus, OH  43215                                                     Assistant Secretary

Dennis W. Click                                                              Secretary
One Nationwide Plaza
Columbus, OH  43215

Peter J. Neckermann                                                        Vice President
One Nationwide Plaza
Columbus, OH  43215

James F. Laird, Jr.                                                  Vice President and General
One Nationwide Plaza                                                          Manager
Columbus, OH  43215

Edwin P. Mc Causland                                             Senior Vice President-Fixed Income
One Nationwide Plaza                                                         Securities
Columbus, OH 43215

William G. Goslee
One Nationwide Plaza                                                       Vice President
Columbus, OH  43215

Charles Bath
One Nationwide Plaza                                                Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                                                      Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215

Christopher A. Cray                                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

David E. Simaitis                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                                       Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215


     (c)NAME OF        NET UNDERWRITING       COMPENSATION ON
       PRINCIPAL        DISCOUNTS AND          REDEMPTION OR        BROKERAGE
      UNDERWRITER        COMMISSIONS            ANNUITIZATION      COMMISSIONS         COMPENSATION
       Nationwide           N/A                      N/A               N/A                  N/A
        Advisory
        Services,
          Inc.

Item 30.  Location of Accounts and Records

         Robert O. Cline
         Nationwide Life Insurance Company
         One Nationwide Plaza
         Columbus, OH 43215

Item 31.  Management Services

         Not Applicable

Item 32.  Undertakings

         The Registrant hereby undertakes to:
         (a) File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

         (d) Represent that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Code, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRC
                  Section 403(b)(11).

         The Depositor hereby represents:

          (a) That the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

--------------------------------------------------------------------------------

                                   PROSPECTUS

--------------------------------------------------------------------------------

         NACo National Association of Counties

         Counties Care for America
























                                               Group
                                               Flexible Fund
                                               Retirement
                                               Contracts

                                               offered by

                                               NATIONWIDE
                                               Life Insurance
                                               Company
                                               through its NACo Variable Account

--------------------------------------------------------------------------------

                                   MAY 1, 1998

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' CONSENT AND REPORT ON FINANCIAL STATEMENT SCHEDULES





The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:



The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 30, 1998, included the related financial statement schedules as of December 31, 1997, and for each of the years in the three-year period ended December 31, 1997, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.


We consent to the use of our reports included herein and to the references to our firm under the heading "Services" in the Statement of Additional Information.




                                                           KPMG Peat Marwick LLP



Columbus, Ohio
April 30, 1998

                                                                     SCHEDULE I

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED SUMMARY OF INVESTMENTS -
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                            (in millions of dollars)

                             As of December 31, 1997

-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                  Column A                                        Column B       Column C         Column D
-----------------------------------------------------------------------------   -------------  --------------  ---------------
                                                                                                                 Amount at
                                                                                                                which shown
                                                                                                                   in the
                                                                                                  Market        consolidated
                             Type of Investment                                     Cost           value       balance sheet
-----------------------------------------------------------------------------   -------------  --------------  ---------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities                    $  3,859.7     $  3,981.7      $  3,981.7
      States, municipalities and political subdivisions                                 1.6            1.6             1.6
      Foreign governments                                                              93.3           95.8            95.8
      Public utilities                                                              1,555.3        1,609.8         1,609.8
      All other corporate                                                           7,223.0        7,515.2         7,515.2
                                                                                 ----------     ----------      ----------
          Total fixed maturity securities available-for-sale                       12,732.9       13,204.1        13,204.1
                                                                                 ----------     ----------      ----------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                                          67.8           78.0            78.0
   Non-redeemable preferred stock                                                       -              2.4             2.4
                                                                                 ----------     ----------      ----------
          Total equity securities available-for-sale                                   67.8           80.4            80.4
                                                                                 ----------     ----------      ----------

Mortgage loans on real estate, net                                                  5,228.1                        5,181.6   (1)
Real estate, net:
   Investment properties                                                              254.9                          235.7   (1)
   Acquired in satisfaction of debt                                                    82.6                           75.7   (1)
Policy loans                                                                          415.3                          415.3
Other long-term investments                                                            27.9                           25.2   (2)
Short-term investments                                                                358.4                          358.4
                                                                                 ----------                     ----------
          Total investments                                                       $19,167.9                      $19,576.4
                                                                                 ==========                     ==========

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 3 to the consolidated financial statements.
(2) Difference from Column B is primarily due to operating gains (losses) of investments in limited partnerships.

See accompanying independent auditors' report.

                                                                  SCHEDULE III

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       SUPPLEMENTARY INSURANCE INFORMATION
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column B          Column C             Column D           Column E          Column F
--------------------------------   ----------------- -------------------- ------------------- ------------------ ---------------
                                        Deferred        Future policy                           Other policy
                                         policy       benefits, losses,        Unearned          claims and
                                      acquisition        claims and            premiums       benefits payable      Premium
              Segment                    costs          loss expenses            (1)                 (1)            revenue
-------------------------------   ------------------ -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $1,018.4       $         -                                                 $     -
          Fixed Annuities                  277.9            14,103.1                                                    27.3
          Life Insurance                   472.9             2,683.4                                                   178.1
          Corporate and Other             (103.8)            1,916.3                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,665.4           $18,702.8                                               $   205.4
                                        ========       =============                                               =========

1996: Variable Annuities                $  792.1       $         -                                                 $     -
          Fixed Annuities                  242.0            13,388.9                                                    24.0
          Life Insurance                   414.4             2,391.5                                                   174.6
          Corporate and Other              (82.0)            1,820.2                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,366.5           $17,600.6                                               $   198.6
                                        ========       =============                                               =========

1995: Variable Annuities                $  569.8       $         -                                                 $     -
          Fixed Annuities                  220.7            12,759.3                                                    32.8
          Life Insurance                   366.9             2,282.6                                                   166.3
          Corporate and Other             (136.9)            1,730.0                                                     -
                                        --------       -------------                                               ---------
             Total                      $1,020.5       $    16,771.9                                               $   199.1
                                        ========       =============                                               =========


---------------------------------------------------- -------------------- ------------------- ------------------ ---------------
              Column A                  Column G          Column H             Column I           Column J          Column K
---------------------------------------------------- -------------------- ------------------- ------------------ ----------------
                                     Net investment   Benefits, claims,      Amortization           Other
                                         income          losses and       of deferred policy      operating         Premiums
              Segment                     (2)        settlement expenses  acquisition costs       expenses          written
                                                                                                     (2)
---------------------------------------------------- -------------------- ------------------- ------------------ ---------------

1997: Variable Annuities                $  (26.8)         $      5.9           $  87.8             $ 159.4
          Fixed Annuities                1,098.2               846.7              39.8                85.4
          Life Insurance                   189.1               227.5              39.6                94.5
          Corporate and Other              148.7               114.7               -                  45.6
                                        --------          ----------           -------             -------
             Total                      $1,409.2          $  1,194.8           $ 167.2             $ 384.9
                                        ========          ==========           =======             =======

1996: Variable Annuities                $  (21.4)         $      4.6           $  57.4             $ 132.3
          Fixed Annuities                1,050.6               838.5              38.6                79.7
          Life Insurance                   174.0               211.4              37.4                79.0
          Corporate and Other              154.6               106.1               -                  51.4
                                        --------          ----------           -------             -------
             Total                      $1,357.8          $  1,160.6           $ 133.4             $ 342.4
                                        ========          ==========           =======             =======

1995: Variable Annuities                $  (17.6)         $      2.9           $  26.3             $ 109.1
          Fixed Annuities                1,002.7               805.0              29.5                80.3
          Life Insurance                   171.2               202.0              31.0                68.8
          Corporate and Other              137.7               105.6              (4.1)               14.8
                                        --------          ----------           -------             -------
             Total                      $1,294.0          $  1,115.5           $  82.7             $ 273.0
                                        ========          ==========           =======             =======

----------
(1) Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
(2) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.


See accompanying independent auditors' report.

                                                                    SCHEDULE IV

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                   REINSURANCE
                            (in millions of dollars)

   As of December 31, 1997, 1996 and 1995 and for each of the years then ended

-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                   Column A                          Column B        Column C        Column D        Column E       Column F
-----------------------------------------------   ---------------  --------------  -------------   -------------   ------------
                                                                                                                   Percentage
                                                                     Ceded to        Assumed                        of amount
                                                      Gross            other        from other         Net           assumed
                                                      amount         companies      companies         amount         to net
                                                  ---------------  --------------  -------------   -------------   ------------

1997:
  Life insurance in force                           $ 52,648.4       $13,678.7       $  289.7      $  39,259.4           0.7%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    235.9       $    32.7       $    2.2      $     205.4           1.1%
    Accident and health insurance                        261.2           272.6           11.4              -             N/A
                                                   -----------       ----------      ---------     -----------        -------
        Total                                       $    497.1       $   305.3       $   13.6      $     205.4            6.6%
                                                   ===========       =========       =========     ===========        =======


1996:
  Life insurance in force                            $47,150.6       $11,164.6       $  288.6      $  36,274.6            0.8%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    225.6       $    29.3       $    2.3      $     198.6            1.2%
    Accident and health insurance                        291.9           305.8           13.9              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    517.5       $   335.1       $   16.2      $     198.6            8.2%
                                                   ===========       =========       ========      ===========        =======


1995:
  Life Insurance in force                            $41,087.9       $ 8,935.7       $  391.2      $  32,543.4            1.2%
                                                   ===========       =========       ========      ===========        =======

  Premiums:
    Life insurance                                  $    221.3       $    24.4       $    2.2      $     199.1            1.1%
    Accident and health insurance                        298.0           313.0           15.0              -            N/A
                                                   -----------       ---------       --------      -----------        -------
        Total                                       $    519.3       $   337.4       $   17.2      $     199.1            8.6%
                                                   ===========       =========       ========      ===========        =======

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

See accompanying independent auditors' report.

                                                                    SCHEDULE V

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        VALUATION AND QUALIFYING ACCOUNTS
                            (in millions of dollars)

                  Years ended December 31, 1997, 1996 and 1995

---------------------------------------------------------------------------------------------------- ------------- -------------
                        Column A                            Column B             Column C              Column D      Column E
---------------------------------------------------  ----------------------------------------------- ------------- -------------
                                                           Balance at    Charged to     Charged to                  Balance at
                                                            beginning     costs and       other       Deductions      end of
Description                                                 of period     expenses       accounts        (1)          period
---------------------------------------------------   -------------------------------- ------------- ------------- -------------

1997:
  Valuation allowances - fixed maturity securities          $    -          $ 16.2         $  -          $ 16.2       $   -
  Valuation allowances - mortgage loans on real estate          51.0          (1.2)           -             7.3          42.5
  Valuation allowances - real estate                            15.2          (4.1)           -             -            11.1
                                                            --------        ------       -------        -------       -------
      Total                                                 $   66.2        $ 10.9         $  -          $ 23.5       $  53.6
                                                            ========        ======       =======        =======       =======


1996:
  Valuation allowances - mortgage loans on real estate      $   49.1        $  4.5         $  -          $  2.6       $  51.0
  Valuation allowances - real estate                            25.8         (10.6)           -             -            15.2
                                                            --------        ------       -------        -------       -------
      Total                                                 $   74.9        $ (6.1)        $  -          $  2.6       $  66.2
                                                            ========        ======       =======        =======       =======


1995:
  Valuation allowances - fixed maturity securities          $    -          $  8.9         $  -          $  8.9       $   -
  Valuation allowances - mortgage loans on real estate          46.4           7.4            -             4.7          49.1
  Valuation allowances - real estate                            27.3          (1.5)           -             -            25.8
                                                            --------        ------       -------        -------       -------
      Total                                                 $   73.7        $ 14.8         $  -          $ 13.6       $  74.9
                                                            ========        ======       =======        =======       =======

----------
(1) Amounts represent direct write-downs charged against the valuation allowance.




See accompanying independent auditors' report.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NACo VARIABLE ACCOUNT certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 30th day of April, 1998.


                                           NACo VARIABLE ACCOUNT
                                    ------------------------------------
                                               (Registrant)
                                    NATIONWIDE LIFE INSURANCE COMPANY
                                    ------------------------------------
                                                (Depositor)


                                          By /s/JOSEPH P. RATH
                                    ------------------------------------
                                               Joseph P. Rath
                                    Vice President-Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 30th day of April, 1998.



        SIGNATURE                                      TITLE
LEWIS J. ALPHIN                                       Director
---------------------------
Lewis J. Alphin

A. I. BELL                                            Director
---------------------------
A. I. Bell

KEITH W. ECKEL                                        Director
---------------------------
Keith W. Eckel

WILLARD J. ENGEL                                      Director
---------------------------
Willard J. Engel

FRED C. FINNEY                                        Director
---------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                             Director
---------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                 President and Chief
---------------------------
Joseph J. Gasper                            Operating Office and Director

DIMON R. McFERSON                        Chairman and Chief Executive Officer
---------------------------
Dimon R. McFerson                   Nationwide Insurance Enterprise and Director

DAVID O. MILLER                          Chairman of the Board and Director
---------------------------
David O. Miller

YVONNE L. MONTGOMERY                                  Director
---------------------------
Yvonne L. Montgomery

C. RAY NOECKER                                        Director
---------------------------
C. Ray Noecker

ROBERT A. OAKLEY                              Executive Vice President-
---------------------------
Robert A. Oakley                               Chief Financial Officer

JAMES F. PATTERSON                                    Director                      By /s/JOSEPH P. RATH
---------------------------                                                          ---------------------------
James F. Patterson                                                                    Joseph P. Rath
                                                                                      Attorney-in-Fact
ARDEN L. SHISLER                                      Director
---------------------------
Arden L. Shisler

ROBERT L. STEWART                                     Director
---------------------------
Robert L. Stewart

NANCY C. THOMAS                                       Director
---------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                       Director
---------------------------
Harold W. Weihl